Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares	Value ($)
JNL iShares Tactical Growth Fund
INVESTMENT COMPANIES 99.9%
Domestic Equity 36.3%
iShares Core S&P 500 ETF (a)	38	9,937
iShares Core S&P Mid-Cap ETF	128	18,365
iShares Edge MSCI USA Quality Factor ETF (a)	290	23,461
iShares Morningstar Large-Cap Value ETF	78	6,784
iShares S&P SmallCap 600 Index ETF (a)	64	3,612
iShares U.S. Consumer Services ETF (a)	25	4,415
iShares U.S. Technology ETF (a)	31	6,283
		72,857
Domestic Fixed Income 18.7%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	51	2,081
iShares Core Total U.S. Bond Market ETF (a)	78	8,963
iShares Liquidity Income ETF (a)	148	7,411
iShares MBS ETF (a)	133	14,649
iShares Short-Term Corporate Bond ETF (a)	84	4,420
		37,524
Global Equity 13.8%
iShares Exponential Technologies ETF	512	18,247
iShares Global Healthcare ETF (a)	155	9,413
		27,660
International Equity 12.6%
iShares Core MSCI EAFE ETF	188	9,393
iShares Edge MSCI Intl Quality Factor ETF (a)	615	15,892
		25,285
Emerging Markets Equity 11.3%
iShares Core MSCI Emerging Markets ETF	561	22,710
Alternative 5.2%
iShares Global Infrastructure ETF (a)	192	6,564
iShares U.S. Real Estate ETF (a)	57	3,933
		10,497
Emerging Markets Fixed Income 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF (a)	43	4,127
Total Investment Companies (cost $221,280)		200,660
SHORT TERM INVESTMENTS 15.7%
Securities Lending Collateral 15.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (b) (c)	31,367	31,367
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.23% (b) (c)	143	143
Total Short Term Investments (cost $31,510)		31,510
Total Investments 115.6% (cost $252,790)		232,170
Other Assets and Liabilities, Net (15.6)%		(31,293)
Total Net Assets 100.0%		200,877

(a)  All or a portion of the security was on loan as of March 31, 2020.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL iShares Tactical Moderate Fund
INVESTMENT COMPANIES 99.4%
Domestic Fixed Income 55.9%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	101	4,134
iShares 0-5 Year TIPS Bond ETF (a)	37	3,732
iShares Core Total U.S. Bond Market ETF	166	19,182
iShares Liquidity Income ETF (a)	265	13,216
iShares MBS ETF	270	29,836
iShares Short-Term Corporate Bond ETF (a)	168	8,779
		78,879
Domestic Equity 20.1%
iShares Core S&P 500 ETF	28	7,241
iShares Core S&P Mid-Cap ETF	44	6,386
iShares Edge MSCI USA Quality Factor ETF (a)	105	8,506
iShares Morningstar Large-Cap Value ETF	22	1,917
iShares S&P SmallCap 600 Index ETF (a)	16	886
iShares U.S. Consumer Services ETF (a)	7	1,290
	Shares	Value ($)
iShares U.S. Technology ETF (a)	10	2,074
		28,300
International Equity 6.4%
iShares Core MSCI EAFE ETF	53	2,615
iShares Edge MSCI Intl Quality Factor ETF (a)	249	6,439
		9,054
Global Equity 5.6%
iShares Exponential Technologies ETF (a)	123	4,366
iShares Global Healthcare ETF (a)	58	3,562
		7,928
Emerging Markets Fixed Income 4.7%
iShares JPMorgan USD Emerging Markets Bond ETF (a)	69	6,657
Emerging Markets Equity 4.6%
iShares Core MSCI Emerging Markets ETF	158	6,400
Alternative 2.1%
iShares Global Infrastructure ETF (a)	51	1,733
iShares U.S. Real Estate ETF (a)	17	1,149
		2,882
Total Investment Companies (cost $147,265)		140,100
SHORT TERM INVESTMENTS 16.0%
Securities Lending Collateral 15.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (b) (c)	22,119	22,119
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.23% (b) (c)	475	475
Total Short Term Investments (cost $22,594)		22,594
Total Investments 115.4% (cost $169,859)		162,694
Other Assets and Liabilities, Net (15.4)%		(21,666)
Total Net Assets 100.0%		141,028

(a)  All or a portion of the security was on loan as of March 31, 2020.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL iShares Tactical Moderate Growth Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 37.1%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	125	5,102
iShares 0-5 Year TIPS Bond ETF (a)	35	3,443
iShares Core Total U.S. Bond Market ETF (a)	215	24,754
iShares Liquidity Income ETF	296	14,763
iShares MBS ETF	319	35,230
iShares Short-Term Corporate Bond ETF (a)	207	10,841
		94,133
Domestic Equity 28.8%
iShares Core S&P 500 ETF	52	13,436
iShares Core S&P Mid-Cap ETF (a)	122	17,486
iShares Edge MSCI USA Quality Factor ETF (a)	303	24,574
iShares Morningstar Large-Cap Value ETF	62	5,340
iShares S&P SmallCap 600 Index ETF (a)	49	2,761
iShares U.S. Consumer Services ETF	20	3,596
iShares U.S. Technology ETF (a)	28	5,771
		72,964
Global Equity 10.6%
iShares Exponential Technologies ETF	490	17,437
iShares Global Healthcare ETF	157	9,554
		26,991
International Equity 9.3%
iShares Core MSCI EAFE ETF	146	7,280
iShares Edge MSCI Intl Quality Factor ETF (a)	628	16,242
		23,522
Emerging Markets Equity 7.0%
iShares Core MSCI Emerging Markets ETF	440	17,808
Emerging Markets Fixed Income 3.9%
iShares JPMorgan USD Emerging Markets Bond ETF (a)	102	9,896

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares	Value ($)
Alternative 3.2%
iShares Global Infrastructure ETF (a)	141	4,822
iShares U.S. Real Estate ETF (a)	46	3,205
		8,027
Total Investment Companies (cost $267,833)		253,341
SHORT TERM INVESTMENTS 13.3%
Securities Lending Collateral 12.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (b) (c)	32,625	32,625
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.23% (b) (c)	1,161	1,161
Total Short Term Investments (cost $33,786)		33,786
Total Investments 113.2% (cost $301,619)		287,127
Other Assets and Liabilities, Net (13.2)%		(33,562)
Total Net Assets 100.0%		253,565

(a)  All or a portion of the security was on loan as of March 31, 2020.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 100.0%
Financials 20.8%
1st Constitution Bancorp	1	8
1st Security Bank of Washington	—	17
1st Source Corporation	2	66
ACNB Corporation	1	22
Affiliated Managers Group, Inc.	3	160
Allegiance Bancshares, Inc.	2	46
A-Mark Precious Metals, Inc. (a)	1	10
Ambac Financial Group, Inc. (a)	5	59
American Equity Investment Life Holding Company	7	137
American National Bankshares Inc.	1	26
American National Insurance Company	2	140
American River Bankshares	1	9
Ameris Bancorp	5	124
Amerisafe, Inc.	2	102
Argo Group International Holdings, Ltd.	3	113
Arrow Financial Corporation	2	46
Artisan Partners Asset Management Inc. - Class A	4	89
Associated Banc-Corp	12	152
Associated Capital Group Inc. - Class A	—	11
Assured Guaranty Ltd.	6	146
Asta Funding, Inc. (a)	—	2
Atlantic Capital Bancshares, Inc. (a)	3	30
Atlantic Union Bank	6	132
Atlanticus Holdings Corporation (a)	2	19
Axos Financial, Inc. (a)	5	93
Banc of California, Inc.	5	38
BancFirst Corporation	3	87
BancorpSouth Bank	8	142
Bank of Hawaii Corporation (b)	2	121
Bank of Marin Bancorp	1	38
Bank of N.T. Butterfield & Son Limited (The)	4	73
Bank OZK	8	135
BankFinancial Corporation	2	14
BankUnited, Inc.	6	116
Banner Corporation	3	99
Bar Harbor Bankshares	2	26
Baycom Corp (a)	1	13
BCB Bancorp, Inc.	2	21
Berkshire Hills Bancorp, Inc.	4	61
BGC Partners, Inc. - Class A	24	60
Blucora, Inc. (a)	4	51
Boston Private Financial Holdings Inc.	7	51
Bridge Bancorp Inc.	2	40
Bridgewater Bancshares, Inc. (a)	3	32
Brighthouse Financial, Inc. (a)	6	153
Brightsphere Investment Group Inc.	8	49
Brookline Bancorp, Inc.	6	73
Bryn Mawr Bank Corp.	2	50
Byline Bancorp, Inc.	3	34
C&F Financial Corporation	—	16
Cadence Bancorporation - Class A	9	60
Cambridge Bancorp (b)	1	31
Camden National Corp.	2	49
Cannae Holdings, Inc. (a)	5	180
Capital City Bank Group Inc.	2	37
Capitol Federal Financial	11	127
Capstar Financial Holdings, Inc.	2	19
Carolina Financial Corp.	1	39
Cathay General Bancorp	6	140
CBTX, Inc.	2	42
Centerstate Bank Corporation	7	124
Central Pacific Financial Corp.	2	35
Central Valley Community Bancorp	1	12
Century Bancorp Inc. - Class A	—	22
Chemung Financial Corporation	—	6
CIT Group Inc.	6	104
Citizens & Northern Corp.	—	8
Citizens Inc. - Class A (a) (b)	4	26
City Holdings Co.	1	79
Civista Bancshares Inc.	2	30
CNB Financial Corp.	1	26
Cohen & Steers, Inc.	4	162
Columbia Banking System Inc.	6	155
Columbia Financial, Inc. (a)	9	124
Community Bank System Inc.	3	175
Community Bankers Trust Corp.	1	7
Community Trust Bancorp Inc.	2	48
ConnectOne Bancorp, Inc.	3	46
Cowen Inc. - Class A	2	19
Crawford & Co. - Class A	3	20
Crawford & Co. - Class B	3	18
Curo Group Holdings Corp.	3	19
Customers Bancorp, Inc. (a)	2	27
CVB Financial Corp.	8	170
Diamond Hill Investment Group, Inc.	—	34
Dime Community Bancshares Inc.	2	31
Donegal Group Inc. - Class A	4	55
Donnelley Financial Solutions, Inc. (a)	4	21
Eagle Bancorp Inc.	3	82
Eaton Vance Corp.	3	95
eHealth, Inc. (a)	2	236
Elevate Credit, Inc. (a)	4	5
Employer Holdings Inc.	3	104
Encore Capital Group, Inc. (a)	3	59
Enova International, Inc. (a)	3	46
Enstar Group Limited (a)	1	175
Enterprise Bancorp Inc.	2	49
Enterprise Financial Services Corp.	2	61
Equity Bancshares, Inc. - Class A (a)	2	27
Esquire Financial Holdings, Inc. (a)	1	14
Essent Group Ltd.	4	101
Evercore Inc. - Class A	3	143
EZCORP, Inc. - Class A (a)	4	17
Farmers National Banc Corp.	3	39
FB Financial Corporation	3	50
FBL Financial Group, Inc. - Class A	2	101
Federal Agricultural Mortgage Corporation - Class C	1	50
Federated Investors, Inc. - Class B	8	147
Fednat Holding Company	1	17
Financial Institutions Inc.	1	26
First Bancorp.	3	58
First Bancorp.	18	94
First Bancshares Inc.	2	31
First Bank of New Jersey	1	9
First Busey Corporation	5	80
First Commonwealth Financial Corporation	8	77
First Community Bancshares, Inc.	2	39
First Defiance Financial Corp.	3	45
First Financial Bancorp.	8	122
First Financial Bankshares, Inc.	8	208
First Financial Corporation	1	40
First Financial Northwest, Inc.	1	7
First Foundation Inc.	4	42
First Hawaiian, Inc.	8	130
First Horizon National Corporation	2	18
First Internet Bancorp	1	22
First Interstate BancSystem, Inc. - Class A	3	93
First Merchants Corporation	5	124
First Mid Bancshares, Inc.	1	31
First Midwest Bancorp, Inc.	9	118
First United Corporation	—	7
FirstCash, Inc.	3	185
Flagstar Bancorp, Inc.	5	96
Flushing Financial Corp.	3	34
FNB Corp.	19	142
Franklin Financial Network, Inc.	1	28
Fulton Financial Corp.	13	151
GAIN Capital Holdings, Inc. (b)	2	12
GAMCO Investors Inc. - Class A	1	14
Genworth Financial, Inc. - Class A (a)	4	13
German American Bancorp Inc.	3	70
Glacier Bancorp, Inc.	5	184
Global Indemnity Ltd - Class A	1	18
Goosehead Insurance, Inc. - Class A (a)	1	56
Great Southern Bancorp Inc.	1	51
Great Western Bancorp Inc.	5	99

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Green Dot Corporation - Class A (a)	4	106
Greenhill & Co. Inc.	2	23
Greenlight Capital Re, Ltd. - Class A (a)	4	21
Guaranty Bancshares Inc.	1	25
Hallmark Financial Services, Inc. (a)	2	7
Hamilton Lane Inc. - Class A	2	85
Hancock Whitney Co.	7	130
Hanmi Financial Corp.	3	31
HarborOne Bancorp, Inc. (a)	5	37
HCI Group, Inc.	1	37
Heartland Financial USA, Inc.	3	85
Hennessy Advisors Inc. (b)	1	5
Heritage Commerce Corp.	5	38
Heritage Financial Corporation	3	60
Heritage Insurance Holdings, Inc.	3	33
Hingham Institution for Savings	—	36
Home Bancorp, Inc.	1	16
Home BancShares, Inc.	12	146
HomeStreet, Inc.	2	46
HomeTrust Bancshares Inc.	1	18
Hope Bancorp, Inc.	10	84
Horace Mann Educators Corp.	4	132
Horizon Bancorp Inc.	4	37
Houlihan Lokey Inc. - Class A	2	117
Howard Bancorp Inc. (a)	2	23
IberiaBank Corp.	3	121
Impac Mortgage Holdings, Inc. (a) (b)	1	3
Independence Holding Co.	—	8
Independence Holdings, LLC	1	21
Independent Bank Corp.	2	157
Independent Bank Group, Inc.	3	73
Interactive Brokers Group, Inc.	4	173
International Bancshares Corporation	5	143
INTL FCStone Inc. (a)	2	58
Investors Bancorp, Inc.	17	137
Investors Title Co.	—	32
James River Group, Inc.	2	89
Janus Henderson Group PLC	11	164
Kearny Financial Corp	3	26
Kemper Corp.	1	106
Kingstone Cos. Inc.	1	7
Kinsale Capital Group, Inc.	1	127
Lakeland Bancorp Inc.	5	50
Lakeland Financial Corp.	2	81
Lazard Ltd - Class A	3	63
LCNB Corp.	1	6
Legg Mason, Inc.	5	266
LendingClub Corporation (a)	8	59
LendingTree, Inc. (a) (b)	1	124
Live Oak Bancshares, Inc.	3	41
Longlade, Dr Charles W	2	29
Luther Burbank Corporation	4	38
Macatawa Bank Corp.	5	34
Maiden Holdings, Ltd. (a)	5	4
Manning & Napier, Inc. - Class A (b)	3	3
Marlin Business Services Inc.	1	8
MBIA Inc. (a)	6	39
Mercantile Bank Corp.	1	31
Merchants Bancorp, Inc.	3	39
Mercury General Corp.	4	150
Meridian Bancorp, Inc.	5	54
Meta Financial Group, Inc.	3	63
Metropolitan Bank Holding Corp. (a)	1	21
Midland States Bancorp Inc.	2	38
MidWestOne Financial Group Inc.	1	30
Moelis & Company LLC - Class A	4	117
Mr. Cooper Group Inc. (a)	8	57
MVB Financial Corp.	1	16
National Bank Holdings Corp. - Class A	3	65
National Bankshares Inc.	—	10
National General Holdings Corp.	5	90
National Western Life Group Inc. - Class A	—	53
Navient Corporation	15	112
NBT Bancorp Inc.	3	109
Nelnet, Inc. - Class A	2	102
Nicholas Financial, Inc. (a)	2	11
Nicolet Bankshares, Inc. (a)	1	45
NMI Holdings Inc. - Class A (a)	5	60
Northeast Bank	—	2
Northfield Bancorp Inc.	4	49
Northrim BanCorp Inc.	1	15
Northwest Bancshares Inc.	9	102
OceanFirst Financial Corp.	5	83
Ocwen Financial Corp. (a)	6	3
OFG Bancorp	4	47
Old National Bancorp	10	136
Old Second Bancorp Inc.	3	19
On Deck Capital Inc. (a)	8	12
Oppenheimer Holdings Inc. - Class A	2	31
Opus Bank	4	62
Origin Bancorp, Inc.	2	40
Pacific Mercantile Bancorp (a)	1	5
Pacific Premier Bancorp, Inc.	5	88
PacWest Bancorp	7	120
Park National Corp.	1	94
Peapack Gladstone Financial Corp.	2	36
PennyMac Financial Services, Inc.	6	129
Peoples Bancorp Inc.	2	47
People's Utah Bancorp	2	31
Pinnacle Financial Partners, Inc.	4	164
Piper Jaffray Cos.	1	54
PJT Partners Inc. - Class A	2	78
Popular Inc.	1	41
Preferred Bank	1	40
Primerica, Inc.	—	44
ProAssurance Corporation	4	107
Protective Insurance Company - Class B	1	17
Provident Financial Holdings Inc.	1	20
Provident Financial Services, Inc.	5	69
Pzena Investment Management, Inc. - Class A	1	5
QCR Holdings, Inc.	1	37
Radian Group Inc.	2	23
RBB Bancorp	2	25
Regional Management Corp. (a)	1	16
Renasant Corporation	5	100
Republic Bancorp Inc. - Class A	2	51
Republic First Bancorp Inc. (a)	5	11
Riverview Bancorp Inc.	3	13
RLI Corp.	3	249
S&T Bancorp Inc.	3	72
Safeguard Scientifics Inc.	1	8
Safety Insurance Group, Inc.	1	99
Sandy Spring Bancorp Inc.	3	75
Seacoast Banking Corp. of Florida (a)	4	79
Selective Insurance Group Inc.	4	187
ServisFirst Bancshares, Inc.	4	119
Sierra BanCorp	2	32
Silvercrest Asset Management Group Inc. - Class A	1	8
Simmons First National Corp. - Class A	8	148
SLM Corporation	26	186
Smartfinancial, Inc.	2	24
South State Corp.	2	135
Southern First Bancshares Inc. (a)	1	24
Southern Missouri Bancorp Inc.	1	23
Southern National Bancorp of Virginia Inc.	2	24
Southside Bancshares, Inc.	3	85
Spirit Of Texas Bancshares Inc. (a)	2	19
State Auto Financial Corp.	3	95
Sterling Bancorp	12	121
Sterling Bancorp, Inc.	5	20
Stewart Information Services Corp.	2	65
Stifel Financial Corp.	4	179
Stock Yards Bancorp Inc.	2	57
Summit Financial Group, Inc.	1	17
Synovus Financial Corp.	1	15
TCF Financial Corporation	9	212
Telaria Inc. (a)	5	32
Territorial Bancorp Inc.	1	26
Texas Capital Bancshares, Inc. (a)	3	63
The Bancorp, Inc. (a)	5	32

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
The First Bancorp, Inc.	2	39
The First of Long Island Corporation	2	43
The PRA Group, Inc. (a)	4	99
Third Point Reinsurance Ltd. (a)	9	66
Timberland Bancorp Inc.	1	13
Tompkins Financial Corp.	1	84
TowneBank	6	106
Trico Bancshares	3	76
Tristate Capital Holdings, Inc. (a)	3	28
Triumph Bancorp, Inc. (a)	2	55
Trupanion Inc. (a) (b)	1	37
TrustCo Bank Corp.	9	49
Trustmark Corp.	5	110
UMB Financial Corp.	3	132
Umpqua Holdings Corp.	13	143
United Bankshares Inc.	6	140
United Community Banks, Inc.	6	112
United Fire Group Inc.	2	70
United Insurance Holdings Corp.	5	43
Universal Insurance Holdings, Inc.	3	59
Univest Financial Corporation	2	39
Valley National Bancorp	26	187
Veritex Holdings Inc.	2	31
Virtu Financial Inc. - Class A	6	116
Virtus Partners, Inc.	1	44
Waddell & Reed Financial Inc. - Class A (b)	4	51
Walker & Dunlop, Inc.	2	95
Washington Federal Inc.	6	161
Washington Trust Bancorp, Inc.	1	52
Waterstone Financial, Inc.	2	36
Webster Financial Corp.	6	130
WesBanco Inc.	5	129
West Bancorporation, Inc.	2	34
Westamerica Bancorp	2	128
Western Alliance Bancorp	3	86
Western New England Bancorp Inc.	4	29
Westwood Holdings Group Inc.	1	18
White Mountains Insurance Group Ltd	—	165
Wintrust Financial Corporation	4	137
WisdomTree Investments, Inc.	12	29
World Acceptance Corp. (a)	1	35
WSFS Financial Corp.	4	101
		22,745
Industrials 17.8%
AAON, Inc.	3	133
AAR Corp.	3	50
ABM Industries Incorporated	5	119
ACCO Brands Corporation	7	35
Actuant Corporation	5	79
Advanced Disposal Services, Inc. (a)	6	194
Advanced Drainage Systems, Inc.	3	97
Aegion Corporation (a)	1	26
Aerojet Rocketdyne Holdings, Inc. (a)	5	216
AeroVironment, Inc. (a)	2	124
Air Lease Corporation - Class A	4	79
Air Transport Services Group, Inc. (a)	5	89
Alamo Group Inc.	1	93
Albany International Corp. - Class A	2	118
Allegiant Travel Company	1	92
Allied Motion Technologies Inc.	1	24
Altra Industrial Motion Corp.	1	9
Ameresco, Inc. - Class A (a)	3	43
American Superconductor Corporation (a) (b)	2	14
American Woodmark Corporation (a)	1	62
Apogee Enterprises, Inc.	3	53
Applied Industrial Technologies, Inc.	3	137
ARC Document Solutions, Inc.	3	3
Arcbest Corporation	2	32
Arcosa, Inc.	3	130
Ardmore Shipping Services (Ireland) Limited	4	19
Argan, Inc.	2	59
Armstrong Flooring, Inc. (a)	2	3
Armstrong World Industries, Inc.	3	232
Astec Industries, Inc.	2	73
Astronics Corporation (a)	3	23
Astronics Corporation - Class B (a)	—	1
Atkore International Group Inc. (a)	4	79
Atlas Air Worldwide Holdings, Inc. (a)	2	56
Avis Budget Group, Inc. (a)	6	90
Axone Intelligence Inc. (a)	3	216
AZZ Inc.	3	71
Barnes Group Inc.	4	152
Barrett Business Services, Inc.	1	25
Beacon Roofing Supply, Inc. (a)	5	84
BG Staffing, Inc.	2	12
Blue Bird Global Corporation (a)	3	34
BlueLinx Holdings Inc. (a) (b)	1	4
Brady Corp. - Class A	3	130
Briggs & Stratton Corp.	3	6
BrightView Holdings, Inc. (a)	7	74
Brink's Co.	3	155
Builders FirstSource, Inc. (a)	10	118
CAI International Inc. (a)	2	24
Casella Waste Systems Inc. - Class A (a)	3	121
CBIZ Inc. (a)	4	89
Ceco Environmental Corp. (a)	3	13
Chart Industries, Inc. (a)	3	92
Cimpress Public Limited Company (a) (b)	2	100
CIRCOR International, Inc. (a)	2	19
Civeo Corporation (a)	12	5
Clean Harbors Inc. (a)	4	182
Colfax Corp. (a)	7	143
Columbus Mckinnon Corp.	2	50
Comfort Systems USA Inc.	3	109
Commercial Vehicle Group Inc. (a)	4	6
Construction Partners, Inc. - Class A (a)	3	49
Copa Holdings, S.A. - Class A	2	105
Cornerstone Building Brands, Inc. (a)	2	11
Costamare Inc.	9	41
Covanta Holding Corporation	10	86
Covenant Transportation Group, Inc. - Class A (a)	1	12
CRA International, Inc.	1	30
CSW Industrials Inc.	1	76
Cubic Corp.	2	101
Daseke Companies, Inc. (a)	7	10
Deluxe Corp.	3	84
Douglas Dynamics, Inc.	2	66
Ducommun Inc. (a)	1	29
DXP Enterprises Inc. (a)	2	23
Dycom Industries, Inc. (a)	3	72
Eagle Bulk Shipping Inc. (a) (b)	8	14
Eastern Co.	1	11
Echo Global Logistics, Inc. (a)	3	44
Elance, Inc. (a)	8	52
EMCOR Group, Inc.	2	102
Encore Wire Corp.	2	69
Energy Recovery, Inc. (a) (b)	6	42
EnerSys	3	131
Ennis Inc.	2	44
EnPro Industries, Inc.	2	64
ESCO Technologies Inc.	2	143
Evoqua Water Technologies Corp. (a)	8	93
Exponent, Inc.	3	220
Federal Signal Corporation	5	134
Fluor Corp.	4	24
Forrester Research Inc. (a)	2	55
Forward Air Corp.	2	118
Franklin Covey Co. (a)	1	21
Franklin Electric Co. Inc.	3	153
FreightCar America Inc. (a)	1	1
FTI Consulting Inc. (a)	2	237
Gates Industrial Corporation PLC (a)	9	64
GATX Corporation	2	137
Genco Shipping & Trading Limited	5	32
Generac Holdings Inc. (a)	4	355
Gibraltar Industries Inc. (a)	2	105
GMS Inc. (a)	3	54
Golden Ocean Group Limited (b)	1	4
Goldfield Corp. (a)	1	4

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Gorman-Rupp Co.	2	65
GP Strategies Corporation (a)	1	8
GrafTech International Ltd.	12	99
Graham Corp.	1	15
Granite Construction Incorporated	4	55
Great Lakes Dredge & Dock Corp. (a)	6	48
Greenbrier Cos. Inc.	3	48
Griffon Corp.	5	58
H&E Equipment Services, Inc.	3	51
Harsco Corporation (a)	6	44
Hawaiian Holdings, Inc.	4	41
HC2 Holdings, Inc. (a) (b)	1	2
Healthcare Services Group Inc.	6	147
Heartland Express Inc.	7	133
Heidrick & Struggles International Inc.	2	37
Helios Technologies, Inc.	3	104
Herc Holdings Inc. (a)	3	54
Heritage-Crystal Clean, LLC (a)	2	31
Herman Miller Inc.	5	103
Hertz Global Holdings, Inc. (a)	11	66
Hill International Inc. (a)	5	7
Hillenbrand Inc.	1	14
HNI Corp.	4	93
HUB Group Inc. - Class A (a)	2	98
Hudson Global, Inc. (a)	—	1
Hurco Cos. Inc.	1	30
Huron Consulting Group Inc. (a)	2	86
Huttig Building Products Inc. (a)	2	1
Hyster-Yale Materials Handling Inc. - Class A	1	47
ICF International, Inc.	2	108
IES Holdings, Inc. (a)	2	35
InnerWorkings, Inc. (a)	6	7
Innovative Solutions and Support, Inc. (a)	—	1
Insperity, Inc.	2	86
Insteel Industries, Inc.	2	27
Interface Inc.	5	39
IntriCon Corporation (a)	1	17
JELD-WEN Holding, Inc. (a)	8	78
John Bean Technologies Corp.	2	129
Kadant Inc.	1	68
Kaman Corp.	2	88
Kelly Services Inc. - Class A	3	36
Kennametal Inc.	6	111
Kforce Inc.	2	50
Kimball International Inc. - Class B	4	45
Kirby Corp. (a)	2	86
Knoll Inc.	4	46
Korn Ferry	5	113
Kratos Defense & Security Solutions, Inc. (a)	9	120
Landstar System Inc.	2	208
Lawson Products Inc. (a)	1	32
LB Foster Co. (a)	1	13
Lindsay Corp.	1	77
LSI Industries Inc.	3	12
Lydall Inc. (a)	2	12
Macquarie Infrastructure Corporation	5	128
Manitex International Inc. (a)	1	4
Manitowoc Co. Inc. (a)	4	35
Marten Transport Ltd.	5	94
Masonite International Corporation (a)	2	98
MasTec Inc. (a)	5	152
Mastech Digital, Inc. (a)	1	10
Matson Intermodal - Paragon, Inc.	3	99
Matthews International Corp. - Class A	3	68
McGrath RentCorp	2	104
Mercury Systems Inc. (a)	3	215
Meritor, Inc. (a)	6	80
Mesa Air Group, Inc. (a)	4	13
Miller Industries Inc.	1	38
Mistras Group, Inc. (a)	3	11
Mobile Mini, Inc.	4	92
Moog Inc. - Class A	2	118
MRC Global Inc. (a)	7	29
MSA Safety Inc.	2	233
MSC Industrial Direct Co. - Class A	1	82
Mueller Industries Inc.	5	108
Mueller Water Products Inc. - Class A	13	101
MYR Group Inc. (a)	1	38
National Presto Industries Inc.	1	44
Navistar International Corporation (a)	6	101
NN Inc.	4	7
Northwest Pipe Co. (a)	1	23
Now, Inc. (a)	9	48
NV5 Global, Inc. (a)	1	42
Nvent Electric Public Limited Company	10	163
Omega Flex Inc.	1	64
Orion Energy Systems, Inc. (a)	1	3
Orion Group Holdings, Inc. (a)	2	6
PAM Transportation Services Inc. (a)	1	16
Park-Ohio Holdings Corp.	1	22
Patrick Industries, Inc.	2	55
Patriot Transportation, Inc.	—	3
Performant Financial Corporation (a)	3	3
PGT Innovations, Inc. (a)	5	40
Pitney Bowes Inc.	17	34
Powell Industries Inc.	1	28
Preformed Line Products Co.	1	26
Primoris Services Corporation	5	76
Proto Labs Inc. (a)	2	149
Quad/Graphics Inc. - Class A	3	8
Quanex Building Products Corp.	2	22
Radiant Logistics, Inc. (a)	6	22
Raven Industries Inc.	3	60
RBC Bearings Incorporated (a)	1	160
Red Violet, Inc. (a) (b)	1	23
Regal-Beloit Corp.	3	160
Resideo Technologies, Inc. (a)	8	37
Resources Connection, Inc.	4	41
REV Group Inc.	6	23
Rexnord Corporation	6	140
RR Donnelley & Sons Co.	8	8
Rush Enterprises Inc. - Class A	2	64
Saia, Inc. (a)	2	145
Schneider National, Inc. - Class B	5	105
Scorpio Bulkers Inc.	7	17
Sharps Compliance Corp. (a)	—	1
Simpson Manufacturing Co. Inc.	3	156
SiteOne Landscape Supply, Inc. (a)	2	171
SkyWest Inc.	4	95
SP Plus Corporation (a)	2	38
Spartan Motors Inc.	3	45
Spirit Airlines Inc. (a)	6	75
SPX Corp. (a)	4	122
SPX Flow, Inc. (a)	4	104
Standex International Corp.	1	56
Steelcase Inc. - Class A	8	78
Stericycle Inc. (a)	2	105
Sterling Construction Co. Inc. (a)	3	31
Stock Building Supply Holdings, LLC (a)	5	95
SunRun Inc. (a)	9	90
Team, Inc. (a)	3	19
Tennant Co.	2	90
Terex Corp.	6	82
Tetra Tech, Inc.	3	244
Textainer Group Holdings Limited (a)	5	45
Thermon Group Holdings, Inc. (a)	3	48
Timken Co.	5	154
Titan International, Inc.	9	14
Titan Machinery Inc. (a)	2	16
TPI Composites, Inc. (a)	3	45
Transact, Inc. (a)	1	20
Trex Company, Inc. (a)	4	295
TriMas Corp. (a)	4	85
TriNet Group Inc. (a)	4	146
Trinity Industries Inc.	9	149
Triton Container International Limited - Class A	6	147
Triumph Group Inc.	1	10
TrueBlue, Inc. (a)	4	46
Tutor Perini Corp. (a)	5	31
Twin Disc Inc. (a)	1	5

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
U.S. Xpress Enterprises, Inc. (a) (b)	5	16
Ultralife Corp. (a)	—	1
UniFirst Corp.	1	125
Universal Forest Products Inc.	4	138
Universal Logistics Holdings, Inc.	3	33
US Ecology Parent, Inc.	2	48
USA Truck Inc. (a)	1	4
Valmont Industries Inc.	1	137
Vectrus, Inc. (a)	1	41
Veritiv Corp. (a)	2	13
Viad Corp	2	37
Vicor Corp. (a)	2	109
Virgin Galactic Holdings, Inc. (a) (b)	3	41
VSE Corp.	1	16
Wabash National Corp.	4	28
Watts Water Technologies Inc. - Class A	2	138
Welbilt Inc. (a)	10	53
Werner Enterprises Inc.	4	152
WESCO International, Inc. (a)	3	72
Willscot Corp. (a) (b)	9	88
YRC Worldwide Inc. (a) (b)	4	7
		19,460
Information Technology 15.5%
2U, Inc. (a) (b)	6	118
3D Systems Corporation (a) (b)	9	72
A10 Networks, Inc. (a)	7	46
Acacia Communications, Inc. (a)	3	175
ACI Worldwide, Inc. (a)	7	177
ACM Research, Inc. - Class A (a) (b)	1	27
Adesto Technologies Corporation (a) (b)	3	37
ADS Alliance Data Systems, Inc.	2	79
ADTRAN, Inc.	5	38
Advanced Energy Industries, Inc. (a)	3	140
Agilysys, Inc. (a)	2	36
Airgain, Inc. (a)	1	6
Alarm.Com Holdings, Inc. (a)	3	117
Alpha and Omega Semiconductor Limited (a)	3	16
Altair Engineering Inc. - Class A (a)	3	76
Ambarella Inc. (a)	3	130
American Software, Inc. - Class A	3	47
Amkor Technology, Inc. (a)	15	114
Amtech Systems, Inc. (a)	2	7
Anixter International Inc. (a)	2	188
AppFolio, Inc. - Class A (a)	1	97
Applied Optoelectronics, Inc. (a) (b)	2	12
Arlo Technologies, Inc. (a)	8	19
ASGN Incorporated (a)	4	137
AstroNova, Inc.	—	4
Avaya Holdings Corp. (a) (b)	9	73
Avid Technology, Inc. (a)	5	37
Avnet, Inc.	6	146
Aware Inc. (a)	5	14
Axcelis Technologies, Inc. (a)	3	59
AXT, Inc. (a)	4	14
Badger Meter, Inc.	2	120
Bel Fuse Inc. - Class B	1	13
Belden Inc.	3	122
Benchmark Electronics, Inc.	1	26
Blackbaud, Inc.	3	161
Blackline, Inc. (a)	1	74
Bottomline Technologies Inc. (a)	3	124
Brightcove Inc. (a)	4	31
Brooks Automation Inc.	5	155
Cabot Microelectronics Corporation	2	182
CACI International Inc. - Class A (a)	1	238
CalAmp Corp. (a)	5	21
Calix, Inc. (a)	6	41
Cardtronics Group Limited - Class A (a)	3	72
Casa Systems, Inc. (a)	8	27
Cass Information Systems, Inc.	1	41
CCUR Holdings, Inc.	1	5
CEVA Inc. (a)	2	51
ChannelAdvisor Corp. (a)	3	20
Cirrus Logic Inc. (a)	4	232
Clearfield, Inc. (a)	1	13
Coda Octopus Group, Inc. (a) (b)	1	6
Coherent Inc. (a)	1	151
Cohu Inc.	3	42
CommScope Holding Company, Inc. (a)	5	47
CommVault Systems Inc. (a)	4	144
Comtech Telecommunications Corp.	2	32
Conduent Inc. (a)	17	42
CoreLogic, Inc.	5	146
Cornerstone OnDemand, Inc. (a)	4	127
Cree, Inc. (a)	—	14
CSG Systems International, Inc.	3	105
CTS Corp.	3	68
Cyberoptics Corp. (a)	1	12
Daktronics Inc.	6	27
Dasan Zhone Solutions, Inc. (a)	3	12
Digi International Inc. (a)	3	29
Digital Turbine USA, Inc. (a)	8	35
Diodes Inc. (a)	4	145
DSP Group, Inc. (a)	2	32
Eastman Kodak Company (a)	4	6
Ebix Inc.	3	42
EchoStar Corp. - Class A (a)	3	87
Endurance International Group Holdings, Inc. (a)	14	27
Enphase Energy, Inc. (a)	4	126
Entegris, Inc.	3	155
Envestnet, Inc. (a)	3	157
ePlus Inc. (a)	1	67
EVERTEC, Inc.	5	115
EVO Payments, Inc. - Class A (a)	3	47
ExlService Holdings Inc. (a)	2	127
Extreme Networks, Inc. (a)	6	19
Fabrinet (a)	3	150
FARO Technologies Inc. (a)	2	73
FireEye, Inc. (a)	11	118
Fitbit, Inc. - Class A (a)	13	89
FormFactor Inc. (a)	6	119
Globalscape, Inc.	2	12
Globant S.A. (a)	2	195
GreenSky, Inc. - Class A (a) (b)	2	9
GSI Technology, Inc. (a)	3	24
GTT Communications Inc. (a) (b)	2	15
Hackett Group Inc.	3	36
Harmonic, Inc. (a)	10	55
I3 Verticals, Inc. - Class A (a)	1	18
Ichor Holdings, Ltd. (a)	2	42
Immersion Corp. (a)	4	20
Impinj, Inc. (a) (b)	2	37
Infinera Corporation (a)	16	84
INPHI Corporation (a)	2	135
Inseego Corp. (a) (b)	4	23
Insight Enterprises, Inc. (a)	3	113
Intelligent Systems Corporation (a) (b)	1	17
InterDigital Communications, Inc.	2	107
Intevac Inc. (a)	3	11
Iteris, Inc. (a)	4	13
Itron Inc. (a)	2	120
J2 Cloud Services, LLC	3	196
Jabil Inc.	5	128
KBR, Inc.	8	175
Kemet Corp.	5	115
Key Tronic Corp. (a)	3	7
Kimball Electronics Group, LLC (a)	2	24
Knowles Corporation (a)	7	97
Kulicke & Soffa Industries Inc.	5	101
Lattice Semiconductor Corp. (a)	9	154
Limelight Networks, Inc. (a)	11	61
Littelfuse Inc.	1	181
Liveramp, Inc. (a)	4	148
LogMeIn, Inc.	3	247
Lumentum Holdings Inc. (a)	3	194
Luna Innovations Incorporated (a)	3	20
MACOM Technology Solutions Holdings, Inc. (a)	3	63
MagnaChip Semiconductor, Ltd. (a)	3	32
Manhattan Associates Inc. (a)	4	191

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Mantech International Corp. - Class A	1	106
MAXIMUS Inc.	—	27
MaxLinear, Inc. - Class A (a)	6	73
Methode Electronics Inc.	3	89
MicroStrategy Inc. - Class A (a)	1	81
Mimecast Uk Limited (a)	4	132
Mitek Systems, Inc. (a)	5	36
MKS Instruments, Inc.	1	87
MoneyGram International, Inc. (a) (b)	6	8
MTS Systems Corp.	1	32
NAPCO Security Technologies Inc. (a)	1	22
NCR Corporation (a)	8	150
NeoPhotonics Corporation (a)	5	35
NETGEAR, Inc. (a)	2	50
NetScout Systems, Inc. (a)	6	131
Network-1 Technologies, Inc.	3	6
New Relic, Inc. (a)	1	39
NIC Inc.	6	138
Novantas Inc. (a)	2	171
Nuance Communications, Inc. (a)	2	30
NVE Corp.	1	35
Onespan, Inc. (a)	4	70
Onto Innovation Inc. (a)	4	113
OSI Systems Inc. (a)	1	95
PAR Technology Corp.	—	5
Paylocity Holding Corporation (a)	1	110
Paysign, Inc. (a) (b)	3	17
PC Connection, Inc.	2	81
PC-Tel, Inc.	3	18
PDF Solutions Inc. (a)	3	37
Perficient, Inc. (a)	3	74
Perspecta Inc.	9	172
PFSweb Inc. (a)	2	7
Photronics Inc. (a)	3	33
Pixelworks, Inc. (a)	6	16
Plantronics Inc. (b)	3	33
Plexus Corp. (a)	2	127
Power Integrations Inc.	2	148
PRGX Global, Inc. (a)	4	11
Progress Software Corp.	3	106
Pure Storage, Inc. - Class A (a)	1	14
QAD Inc. - Class A	2	60
Qualys, Inc. (a)	2	213
Quantum Corporation (a)	3	10
Rambus Inc. (a)	10	106
Ribbon Communications Inc. (a)	12	37
Rogers Corp. (a)	2	144
Rosetta Stone Inc. (a)	2	34
Sabre Corporation	13	77
SailPoint Technologies Holdings, Inc. (a)	4	66
Sanmina Corp. (a)	6	156
Sapiens International Corporation N.V.	4	73
ScanSource Inc. (a)	2	50
Science Applications International Corp.	4	262
Secureworks Corp. - Class A (a)	1	13
Semtech Corp. (a)	4	155
Servicesource International, Inc. (a)	4	4
Sharpspring Technologies, Inc. (a) (b)	1	6
ShotSpotter, Inc. (a) (b)	1	33
Silicon Laboratories Inc. (a)	2	129
SMART Global Holdings, Inc. (a)	2	60
SolarEdge Technologies Ltd. (a)	3	205
SPS Commerce, Inc. (a)	3	129
StarTek, Inc. (a)	2	6
Stratasys, Inc. (a) (b)	1	22
Super Micro Computer, Inc. (a)	4	79
Sykes Enterprises Inc. (a)	2	53
Synaptics Incorporated (a)	3	154
Synchronoss Technologies, Inc. (a)	3	10
SYNNEX Corporation	1	108
Systemax Inc.	3	61
Tech Data Corp. (a)	2	291
TeleNav Inc. (a)	5	20
Teradata Corporation (a)	5	110
Tessco Technologies Inc.	—	2
Transact Technologies Inc.	—	1
TTEC Holdings, Inc.	4	132
TTM Technologies, Inc. (a)	8	84
Tucows Inc. (a) (b)	1	28
Ultra Clean Holdings, Inc. (a)	4	51
Unisys Corp. (a)	6	73
Upland Software, Inc. (a)	1	36
Veeco Instruments Inc. (a)	5	47
Verint Systems Inc. (a)	4	172
ViaSat, Inc. (a)	3	120
Viavi Solutions Inc. (a)	15	164
Virtusa Corporation (a)	2	67
Vishay Intertechnology Inc.	8	112
Vishay Precision Group, Inc. (a)	1	22
Wayside Technology Group Inc.	—	4
Xperii Corp.	4	52
Zix Corporation (a)	4	16
		16,871
Health Care 12.9%
Abeona Therapeutics Inc. (a)	4	9
AC Immune SA (a) (b)	2	11
Acadia Healthcare Company, Inc. (a)	5	100
Acceleron Pharma Inc. (a)	1	84
Accuray Incorporated (a)	10	19
Acorda Therapeutics, Inc. (a)	4	3
Adamas Pharmaceuticals, Inc. (a)	2	4
Addus HomeCare Corporation (a)	1	86
Aduro Biotech, Inc. (a)	8	21
Adverum Biotechnologies, Inc. (a)	6	61
Aeglea Biotherapeutics, Inc. (a)	3	12
Aerie Pharmaceuticals, Inc. (a)	2	22
Agios Pharmaceuticals, Inc. (a)	2	64
Akcea Therapeutics, Inc. (a) (b)	1	20
Akebia Therapeutics, Inc. (a)	10	73
Akorn, Inc. (a)	12	7
Albireo Pharma, Inc. (a)	2	28
Aldeyra Therapeutics, Inc. (a)	3	6
Alkermes Public Limited Company (a)	6	90
Allscripts Healthcare Solutions, Inc. (a)	13	93
AMAG Pharmaceuticals, Inc. (a) (b)	3	16
Amedisys, Inc. (a)	2	366
American Renal Associates Holdings, Inc. (a)	4	24
Amicus Therapeutics, Inc. (a)	7	62
AMN Healthcare Services, Inc. (a)	3	156
Amphastar Pharmaceuticals, Inc. (a)	4	61
Anaptysbio, Inc. (a)	2	34
AngioDynamics, Inc. (a)	3	31
ANI Pharmaceuticals, Inc. (a)	1	37
Anika Therapeutics, Inc. (a)	1	35
Apex Medical Corp. (a)	4	14
Apollo Medical Holdings, Inc. (a)	—	3
Applied Genetic Technologies Corporation (a)	2	7
Aravas Inc. (a)	—	1
Aravive Biologics, Inc. (a) (b)	2	12
Arcus Biosciences, Inc. (a)	4	61
Ardelyx, Inc. (a)	9	51
Arena Pharmaceuticals, Inc. (a)	2	77
Assembly Biosciences, Inc. (a)	3	49
Assertio Therapeutics, Inc. (a)	6	4
Atara Biotherapeutics, Inc. (a)	5	43
AtriCure, Inc. (a)	2	68
Atrion Corporation	—	92
Avanos Medical, Inc. (a)	4	101
AVROBIO, Inc. (a)	3	46
AxoGen, Inc. (a)	4	41
BioDelivery Sciences International, Inc. (a)	7	28
BioLife Solutions, Inc. (a) (b)	3	25
BioSpecifics Technologies Corp. (a)	1	40
BioTelemetry, Inc. (a)	3	103
Bioxcel Therapeutics, Inc. (a)	1	29
Bluebird Bio, Inc. (a)	1	29
Brookdale Senior Living Inc. (a)	16	49
Calithera Biosciences, Inc. (a)	6	25
Calyxt, Inc. (a) (b)	1	3

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Cantel Medical Corp.	2	83
Capital Senior Living Corp. (a)	4	2
Cara Therapeutics, Inc. (a) (b)	3	40
Cardiovascular Systems Inc. (a)	2	71
Caredx, Inc. (a) (b)	3	68
Cassava Sciences, Inc. (a)	1	4
Castlight Health, Inc. - Class B (a)	7	5
Catalyst Bio, Inc. (a)	1	4
Catalyst Pharmaceuticals, Inc. (a) (b)	12	44
Champions Oncology, Inc. (a)	—	4
Chembio Diagnostics, Inc. (a)	2	9
ChemoCentryx, Inc. (a)	4	151
Chiasma, Inc. (a)	4	15
Chimerix, Inc. (a)	4	6
Cidara Therapeutics Inc. (a) (b)	1	2
Codexis, Inc. (a) (b)	5	55
Collegium Pharmaceutical, Inc. (a)	3	47
Community Health Systems Inc. (a) (b)	10	33
Computer Programs & Systems Inc.	1	31
Concert Pharmaceuticals Inc. (a)	3	25
ConforMIS, Inc. (a) (b)	2	2
Conmed Corp.	2	101
Corcept Therapeutics Inc. (a)	10	116
Corvel Corp. (a)	2	83
Corvus Pharmaceuticals Inc. (a) (b)	1	3
Covetrus, Inc. (a)	8	62
Crinetics Pharmaceuticals, Inc. (a) (b)	—	4
CRISPR Therapeutics AG (a)	1	22
Cross Country Healthcare Inc. (a)	4	24
CryoLife Inc. (a)	2	42
Cumberland Pharmaceuticals Inc. (a)	3	10
Cutera Inc. (a)	1	13
Cyclerion Therapeutics, Inc. (a)	2	7
Cymabay Therapeutics, Inc. (a) (b)	5	7
Cytomx Therapeutics, Inc. (a)	5	35
Deciphera Pharmaceuticals, Inc. (a)	4	150
Denali Therapeutics Inc. (a)	7	123
Eagle Pharmaceuticals Inc. (a)	1	59
Eiger Biopharmaceuticals, Inc. (a)	3	19
Electromed, Inc. (a)	1	9
Emergent BioSolutions Inc. (a)	2	95
Enanta Pharmaceuticals, Inc. (a)	2	84
Endo International Public Limited Company (a)	19	70
Enzo Biochem Inc. (a)	4	9
Epizyme, Inc. (a)	4	61
Evolent Health, Inc. - Class A (a)	7	37
Exelixis, Inc. (a)	—	8
Fate Therapeutics, Inc. (a)	1	29
FibroGen, Inc. (a)	5	163
Five Prime Therapeutics, Inc. (a)	5	10
Five Star Senior Living Inc. (a)	2	6
Fluidigm Corporation (a)	7	18
Fonar Corporation (a)	1	8
Fulgent Genetics, Inc. (a)	1	14
G1 Therapeutics, Inc. (a)	3	32
Geron Corp. (a) (b)	10	12
Glaukos Corp. (a)	1	22
Global Blood Therapeutics, Inc. (a)	1	70
Globus Medical Inc. - Class A (a)	3	108
GlycoMimetics, Inc. (a)	5	10
Gritstone Oncology, Inc. (a) (b)	1	6
Hanger, Inc. (a)	3	52
Harvard Bioscience Inc. (a)	3	6
HealthEquity, Inc. (a)	—	7
Healthstream, Inc. (a)	2	58
Heron Therapeutics, Inc. (a)	2	23
Heska Corporation (a)	1	43
HMS Holdings Corp. (a)	6	140
Horizon Therapeutics Public Limited Company (a)	9	266
ICU Medical, Inc. (a)	1	144
InfuSystem Holdings, Inc. (a)	2	14
Innoviva, Inc. (a)	7	84
Inogen, Inc. (a)	2	110
Inovalon Holdings, Inc. - Class A (a)	4	64
Inovio Pharmaceuticals, Inc. (a) (b)	5	36
Insmed Inc. (a) (b)	3	42
Integer Holdings Corporation (a)	2	118
Integra LifeSciences Holdings Corp. (a)	2	91
Intellia Therapeutics, Inc. (a) (b)	4	52
Intersect ENT, Inc. (a)	1	16
Intra-Cellular Therapies, Inc. (a)	5	83
Invacare Corp.	5	34
Iovance Biotherapeutics Inc. (a)	1	34
Iradimed Corp. (a) (b)	1	23
Ironwood Pharmaceuticals, Inc. - Class A (a) (b)	12	117
Iveric Bio, Inc. (a)	5	19
Jounce Therapeutics Inc. (a)	3	13
Kala Pharmaceuticals Inc. (a)	2	15
KalVista Pharmaceuticals Inc. (a)	2	16
Karyopharm Therapeutics Inc. (a)	4	69
Kindred Healthcare Inc. (a)	4	18
Kiniksa Pharmaceuticals Ltd. - Class A (a)	2	31
Kura Oncology, Inc. (a)	3	29
Lannett Co. Inc. (a) (b)	—	2
Lantheus Holdings Inc. (a)	3	40
LeMaitre Vascular Inc.	2	49
Lexicon Pharmaceuticals, Inc. (a) (b)	4	8
LHC Group, Inc. (a)	2	258
Ligand Pharmaceuticals Incorporated (a) (b)	1	97
LivaNova PLC (a)	3	120
Luminex Corporation	4	112
MacroGenics Inc. (a)	4	25
Madrigal Pharmaceuticals Inc. (a)	1	80
Magellan Health Services Inc. (a)	2	92
Magenta Therapeutics, Inc. (a)	1	6
Mallinckrodt Public Limited Company (a) (b)	6	11
MediciNova, Inc. (a) (b)	3	11
Mednax, Inc. (a)	7	76
Medpace Holdings, Inc. (a)	2	151
MEI Pharma, Inc. (a)	4	7
Menlo Therapeutics Inc. (a)	2	5
Meridian Bioscience Inc. (a)	5	46
Merit Medical Systems Inc. (a)	3	90
Merrimack Pharmaceuticals Inc.	1	2
Mersana Therapeutics, Inc. (a)	4	26
Mesa Laboratories, Inc.	—	77
Millendo Therapeutics, Inc. (a)	1	6
Minerva Neurosciences Inc. (a)	3	16
Molecular Templates, Inc. (a)	2	32
Momenta Pharmaceuticals, Inc. (a)	5	146
Myokardia, Inc. (a)	1	65
Myriad Genetics, Inc. (a)	6	80
Nabriva Therapeutics Public Limited Company (a) (b)	6	3
NantKwest, Inc. (a) (b)	4	13
National Healthcare Corp.	1	87
National Research Corp. - Class A	3	135
Natus Medical Inc. (a)	3	70
Nektar Therapeutics (a)	2	31
Neogen Corp. (a)	3	194
Neogenomics Laboratories, Inc. (a)	5	127
Nextgen Healthcare Inc. (a)	6	58
NuVasive Inc. (a)	3	160
ObsEva SA (a) (b)	5	13
Omnicell, Inc. (a)	2	157
OPKO Health, Inc. (a) (b)	17	23
OptiNose, Inc. (a) (b)	—	—
Option Care Health, Inc. (a) (b)	1	12
Orasure Technologies, Inc. (a)	7	72
Orthofix Medical Inc. (a)	2	45
Orthopediatrics Corp. (a)	1	34
Otonomy, Inc. (a)	2	4
Owens & Minor Inc.	8	75
Oxford Immunotec Global PLC (a)	3	25
Pacira Biosciences, Inc. (a)	3	99
Patterson Cos. Inc.	7	106
PDL BioPharma, Inc. (a)	11	31
PetIQ, Inc. - Class A (a) (b)	2	45
Pfenex Inc. (a)	4	32
Phibro Animal Health Corporation - Class A	2	40

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Pieris AG (a)	4	8
PolarityTE, Inc. (a) (b)	2	2
Premier Healthcare Solutions, Inc. - Class A (a)	3	94
Prestige Consumer Healthcare Inc. (a)	4	134
Principia Biopharma Inc. (a) (b)	1	79
Progenics Pharmaceuticals Inc. (a)	3	11
Protagonist Therapeutics, Inc. (a)	2	13
Proteostasis Therapeutics, Inc. (a) (b)	4	4
Prothena Corporation Public Limited Company (a)	4	44
Providence Services Corp. (a)	1	53
Quidel Corporation (a)	2	233
R1 RCM Inc. (a)	10	91
RA Pharmaceuticals, Inc. (a)	1	44
RadNet Inc. (a)	4	43
Regenxbio Inc. (a)	2	79
Repligen Corporation (a)	3	245
Retrophin Inc. (a)	3	49
Revance Therapeutics Inc. (a)	3	44
Rhythm Pharmaceuticals, Inc. (a)	2	31
Rigel Pharmaceuticals Inc. (a)	7	10
Rocket Pharmaceuticals, Ltd. (a)	3	47
RTI Surgical, Inc. (a)	9	15
Sangamo Therapeutics Inc. (a) (b)	8	53
scPharmaceuticals Inc. (a)	—	1
SeaSpine Holdings Corporation (a)	2	20
Select Medical Holdings Corporation (a)	8	125
Sientra, Inc. (a)	6	11
SIGA Technologies, Inc. (a)	7	32
Simulations Plus Inc.	2	55
Solid Biosciences Inc. (a)	1	3
Spectrum Pharmaceuticals, Inc. (a)	9	22
Spero Therapeutics, Inc. (a)	2	19
Staar Surgical Co. (a)	3	109
Strongbridge Biopharma Public Limited Company (a)	3	6
Supernus Pharmaceuticals Inc. (a)	4	73
SurModics Inc. (a)	1	44
Symbion, Inc. (a)	5	31
Syndax Pharmaceuticals, Inc. (a)	3	29
Syneos Health, Inc. - Class A (a)	1	41
Synlogic Operating Company, Inc. (a)	2	3
Syros Pharmaceuticals, Inc. (a)	4	22
Tactile Systems Technology, Inc. (a)	2	66
Taro Pharmaceutical Industries Ltd (a)	2	127
Tenet Healthcare Corporation (a)	6	90
The Ensign Group, Inc.	3	116
The Joint Corp (a)	1	15
The Pennant Group, Inc. (a)	2	22
Translate Bio, Inc. (a) (b)	3	30
Triple-S Management Corp. - Class B (a)	2	26
U. S. Physical Therapy, Inc.	1	66
Ultragenyx Pharmaceutical Inc. (a)	2	99
United Therapeutics Corporation (a)	2	237
Utah Medical Products Inc.	—	47
Vanda Pharmaceuticals Inc. (a)	4	40
Varex Imaging Corporation (a)	3	63
Vericel Corporation (a)	4	33
ViewRay, Inc. (a) (b)	11	29
Viking Therapeutics, Inc. (a) (b)	3	14
Vocera Communications, Inc. (a) (b)	2	52
Voyager Therapeutics, Inc. (a)	3	24
Wave Life Sciences Ltd. (a) (b)	2	17
Wright Medical Group N.V. (a)	8	215
Xencor, Inc. (a)	4	122
Zogenix, Inc. (a)	2	45
Zynex, Inc. (a)	2	18
		14,077
Consumer Discretionary 11.6%
1-800-Flowers.Com, Inc. - Class A (a)	3	37
Aaron's, Inc.	4	95
Abercrombie & Fitch Co. - Class A	5	50
Acushnet Holdings Corp.	6	142
Adient Public Limited Company (a)	7	63
Adtalem Global Education Inc. (a)	2	67
American Axle & Manufacturing Holdings, Inc. (a)	11	41
American Eagle Outfitters, Inc.	13	106
American Outdoor Brands Corporation (a)	5	44
American Public Education, Inc. (a)	1	27
America's Car Mart, Inc. (a)	1	30
Ark Restaurants Corp.	1	6
Asbury Automotive Group, Inc. (a)	2	87
Ascena Retail Group, Inc. (a) (b)	1	1
Aspen Group, Inc. (a)	3	22
At Home Group, Inc. (a) (b)	8	17
AutoNation, Inc. (a)	5	149
Barnes & Noble Education, Inc. (a)	5	7
Bassett Furniture Industries, Incorporated	1	5
BBX Capital Corporation - Class A	8	19
Bed Bath & Beyond Inc.	9	38
Big 5 Sporting Goods Corporation	3	3
Big Lots, Inc.	3	37
BJ's Restaurants, Inc.	2	26
Bloomin' Brands, Inc.	7	50
Boot Barn Holdings, Inc. (a)	2	31
Brinker International Inc.	3	37
Brunswick Corp.	3	110
Buckle Inc. (b)	4	56
Build-A-Bear Workshop Inc. (a)	1	2
Caleres Inc.	2	12
Callaway Golf Co.	8	78
Camping World Holdings, Inc. - Class A (b)	3	19
Capri Holdings Limited (a)	3	27
Carriage Services Inc.	2	32
Carrols Restaurant Group, Inc. (a)	4	7
Carter's Inc.	3	172
Cato Corp. - Class A	2	24
Cavco Industries Inc. (a)	1	100
Century Casinos Inc. (a)	3	6
Century Communities Inc. (a)	2	32
Cheesecake Factory Inc. (b)	3	58
Chico's FAS Inc.	13	17
Childrens Place Retail Stores Inc. (b)	1	23
Choice Hotels International Inc.	1	80
Churchill Downs Inc.	1	99
Chuy's Holdings Inc. (a)	2	15
Citi Trends, Inc.	1	7
Collectors Universe, Inc.	1	21
Conn's Inc. (a)	2	9
Container Store Group Inc. (a) (b)	7	16
Cooper Tire & Rubber Co.	4	67
Cooper-Standard Holdings Inc. (a)	1	15
Core-Mark Holding Co. Inc.	3	94
Cracker Barrel Old Country Store, Inc.	1	121
Crocs Inc. (a)	5	84
Culp Inc.	1	10
Dana Holding Corp.	12	92
Dave & Buster's Entertainment Inc.	3	34
Deckers Outdoor Corp. (a)	2	236
Del Taco Restaurants Inc. (a)	3	9
Delphi Technologies PLC (a)	7	60
Delta Apparel Inc. (a)	1	10
Denny's Corporation (a)	5	36
Designer Brands Inc. - Class A	5	27
Destination XL Group, Inc. (a)	6	2
Dick's Sporting Goods Inc.	5	98
Dillard's Inc. - Class A (b)	1	44
Dine Brands Global Inc.	2	43
Dixie Group Inc. - Class A (a)	1	1
Dorman Products Inc. (a)	3	149
Duluth Holdings Inc. - Class B (a) (b)	1	5
El Pollo Loco Holdings Inc. (a)	4	35
Eldorado Resorts, Inc. (a)	4	59
Escalade Inc.	2	13
Ethan Allen Interiors Inc.	2	25
Everi Holdings Inc. (a)	7	22
Express, Inc. (a)	6	9
Extended Stay America, Inc. - Class B	14	105
Fiesta Restaurant Group, Inc. (a)	3	14
Flexsteel Industries Inc.	1	12

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Floor & Decor Holdings Inc. (a)	4	131
Foot Locker, Inc.	4	80
Fossil Group, Inc. (a)	3	11
Fox Factory Holding Corp. (a)	3	136
Francesca's Holdings Corporation (a) (b)	—	—
Frontdoor, Inc. (a)	5	173
Funko Inc. - Class A (a) (b)	2	9
GameStop Corp. - Class A (b)	8	29
Garrett Motion Inc. (a)	8	22
Genesco Inc. (a)	1	18
Gentherm Incorporated (a)	3	87
G-III Apparel Group, Ltd. (a)	3	23
GNC Holdings, Inc. - Class A (a) (b)	1	1
Gopro Inc. - Class A (a)	11	28
Graham Holdings Co.	—	107
Grand Canyon Education, Inc. (a)	2	137
Grantley Adams International Airport Inc. - Class A (a) (b)	1	7
Green Brick Partners Inc. (a)	4	31
Group 1 Automotive Inc.	1	54
Groupon Inc. - Class A (a)	48	47
Grubhub Holdings Inc. (a)	1	24
Guess Inc.	5	36
H & R Block, Inc.	4	54
Hamilton Beach Brands Holding Company	1	8
Haverty Furniture Cos. Inc.	1	17
Helen of Troy Ltd (a)	1	192
Hibbett Sports Inc. (a)	2	17
Hilton Grand Vacations Inc. (a)	6	93
Hooker Furniture Corp.	2	26
Horizon Global Corporation (a)	1	2
Houghton Mifflin Harcourt Company (a)	11	20
Hudson Ltd. (a)	3	15
Installed Building Products, Inc. (a)	2	87
International Game Technology PLC	11	68
iRobot Corp. (a) (b)	2	68
J. Alexander's Holdings, Inc. (a)	1	5
J.Jill, Inc. (b)	2	1
Jack in the Box Inc.	2	69
Johnson Outdoors Inc. - Class A	1	51
K12 Inc. (a)	3	56
KAR Auction Services, Inc.	9	106
KB Home	6	117
Kontoor Brands, Inc.	4	80
Lakeland Industries Inc. (a)	2	25
Lands' End, Inc. (a)	3	17
Laureate Education Inc. - Class A (a)	7	71
La-Z-Boy Inc.	4	78
LCI Industries	2	129
Leaf Group Ltd. (a)	4	6
LGI Homes, Inc. (a)	2	86
Libbey Inc. (a) (b)	2	1
Lifetime Brands, Inc.	2	12
Lindblad Expeditions Holdings Inc. (a)	4	18
Liquidity Services, Inc. (a)	3	13
Lithia Motors Inc. - Class A	2	138
Lumber Liquidators, Inc. (a) (b)	2	10
M/I Homes, Inc. (a)	3	42
Macy's, Inc. (b)	14	70
Malibu Boats, Inc. - Class A (a)	2	53
Marine Products Corp.	2	18
MarineMax Inc. (a)	2	20
Marriott Vacations Worldwide Corporation	2	127
MasterCraft Boat Holdings, Inc. (a)	3	18
Mattel, Inc. (a) (b)	2	16
MDC Holdings Inc.	5	112
Meritage Homes Corporation (a)	4	155
Modine Manufacturing Co. (a)	6	18
Monarch Casino & Resort Inc. (a)	1	29
Monro Inc.	2	100
Motorcar Parts of America Inc. (a)	2	25
Movado Group Inc.	1	13
Murphy USA Inc. (a)	2	164
Nathan's Famous Inc.	1	31
National Vision Holdings, Inc. (a)	6	112
Nautilus, Inc. (a)	2	6
New Home Co. Inc. (a)	2	2
Noodles & Company - Class A (a)	5	22
Nordstrom Inc.	2	37
Obh Inc. - Class A (a)	—	3
Obh Inc. - Class B (a)	—	13
Office Depot Inc.	46	76
Ollie's Bargain Outlet Holdings Inc. (a)	3	129
Oxford Industries Inc.	2	58
Papa John's International Inc.	2	128
Party City Holdco Inc. (a)	7	3
Penn National Gaming Inc. (a) (b)	5	67
Penske Automotive Group, Inc.	5	147
Perdoceo Education Corporation (a)	5	59
PetMed Express Inc.	2	51
Pico Holdings Inc. (a)	1	11
Playa Hotels & Resorts N.V. (a)	9	16
PlayAGS, Inc. (a)	4	11
Potbelly Corporation (a)	2	7
Purple Innovation, Inc. (a)	2	11
Quotient Technology Inc. (a)	7	47
Qurate Retail, Inc. - Class A (a)	16	98
Red Lion Hotels Corp. (a)	2	3
Red Robin Gourmet Burgers, Inc. (a)	1	11
Red Rock Resorts, Inc. - Class A	5	47
Regis Corp. (a)	3	20
Rent-A-Center, Inc.	4	62
RH (a)	1	125
Rocky Brands Inc.	1	17
Ruth's Hospitality Group Inc.	3	17
Sally Beauty Holdings, Inc. (a)	9	72
Scientific Games Corporation - Class A (a)	7	67
Seaworld Entertainment, Inc. (a)	7	74
ServiceMaster Holding Corporation (a)	1	21
Shake Shack Inc. - Class A (a)	3	107
Shiloh Industries Inc. (a)	2	3
Shoe Carnival Inc. (b)	1	18
Shutterstock Inc.	3	91
Signet Jewelers Limited	5	29
Six Flags Operations Inc.	6	79
Skyline Corp. (a)	5	74
Sleep Number Corporation (a)	2	43
Sonic Automotive, Inc. - Class A	3	37
Sonos, Inc. (a)	6	48
Sportsman's Warehouse Holdings, Inc. (a)	6	38
Stamps.com Inc. (a)	2	197
Standard Motor Products Inc.	2	72
Steven Madden Ltd.	6	141
Stitch Fix, Inc. - Class A (a) (b)	2	26
Stoneridge, Inc. (a)	2	37
Strategic Education, Inc.	1	136
Strattec Security Corp.	1	8
Superior Industries International Inc.	1	1
Superior Uniform Group Inc.	2	21
Tailored Brands, Inc. (b)	4	6
Tandy Leather Factory, Inc. (a)	1	4
Taylor Morrison Home II Corporation - Class A (a)	4	49
Tempur Sealy International, Inc. (a)	3	139
Tenneco Inc. (b)	2	6
Texas Roadhouse Inc.	4	169
The Goodyear Tire & Rubber Company	17	97
The Lovesac Company (a)	2	9
The Michaels Companies, Inc. (a) (b)	13	21
The Rubicon Project, Inc. (a)	6	35
The Wendy's Company	11	158
Thor Industries Inc.	2	88
Tilly's Inc. - Class A	2	10
TopBuild Corp. (a)	2	163
Town Sports International Holdings, Inc. (a)	2	1
TRI Pointe Homes, Inc. (a)	6	54
Tupperware Brands Corp.	6	9
Twin River Worldwide Holdings, Inc.	2	31
Unifi Inc. (a)	2	20
Universal Electronics Inc. (a)	1	52
Universal Technical Institute Inc. (a)	3	17

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Urban Outfitters Inc. (a)	7	96
Veoneer, Inc. (a) (b)	4	28
Vera Bradley, Inc. (a)	1	6
Vincent Holding Corp. (a)	1	3
Vista Outdoor Inc. (a)	5	48
Visteon Corporation (a)	2	108
VOXX International Corporation - Class A (a)	1	4
Weyco Group Inc.	1	12
Williams-Sonoma Inc.	—	3
Wingstop Inc.	2	146
Winmark Corp.	1	66
Winnebago Industries Inc.	3	74
Wolverine World Wide, Inc.	5	83
WW International, Inc. (a)	4	75
Wyndham Destinations, Inc.	6	123
YETI Holdings, Inc. (a)	2	37
ZAGG Inc (a)	4	13
Zovio Inc. (a)	2	4
Zumiez Inc. (a)	3	45
		12,716
Materials 5.6%
AdvanSix Inc. (a)	3	24
AgroFresh Solutions, Inc. (a)	4	7
Alcoa Corporation (a)	12	72
Allegheny Technologies Incorporated (a)	8	67
American Vanguard Corporation	3	39
Andina Acquisition Corporation (b)	1	6
Ashland Global Holdings Inc.	2	97
Balchem Corporation	2	206
Boise Cascade Company	3	78
Cabot Corp.	4	108
Carpenter Technology Corp.	3	60
Century Aluminum Co. (a)	11	39
Chase Corporation	1	67
Clearwater Paper Corporation (a)	2	36
Cleveland-Cliffs Inc. (b)	23	92
Coeur d'Alene Mines Corp. (a)	19	61
Commercial Metals Co.	9	144
Compass Minerals International, Inc.	3	105
Core Molding Technologies Inc. (a)	—	—
Domtar Corp.	4	92
Eagle Materials Inc.	3	167
Element Solutions, Inc. (a)	18	147
Ferro Corporation (a)	7	62
Ferroglobe PLC (a)	5	2
Ferroglobe Rep and Warranty Insurance Trust (a) (c)	9	—
Flotek Industries Inc. (a)	5	5
Forterra, Inc. (a)	5	32
FutureFuel Corp.	4	44
GCP Applied Technologies Inc. (a)	6	98
Gold Resource Corporation	8	22
Graphic Packaging Holding Company	13	163
Greif Inc. - Class A	2	70
Greif Inc. - Class B	1	38
H.B. Fuller Company	4	104
Hawkins Inc.	1	39
Haynes International Inc.	1	29
Hecla Mining Co.	39	72
Huntsman Corp.	4	54
Ingevity Corporation (a)	3	113
Innospec Inc.	2	127
Intrepid Potash, Inc. (a)	10	8
Kaiser Aluminum Corporation	2	156
Koppers Holdings Inc. (a)	2	22
Kraton Corporation (a)	2	15
Kronos Worldwide, Inc.	7	56
Livent Corporation (a)	13	66
Louisiana-Pacific Corp.	9	151
LSB Industries Inc. (a)	3	6
Materion Corp.	2	66
Mercer International Inc.	6	46
Minera Andes Inc.	4	3
Minerals Technologies Inc.	3	94
Myers Industries Inc.	4	43
Neenah Inc.	1	54
Nexa Resources S.A.	8	29
O-I Glass, Inc.	13	95
Olin Corporation	12	138
Olympic Steel, Inc.	1	10
Omnova Solutions Inc. (a)	4	40
P.H. Glatfelter Co.	4	44
Park Aerospace Technologies Corp.	2	25
PolyOne Corporation	7	127
PQ Group Holdings Inc. (a)	9	98
Rayonier Advanced Materials Inc.	7	7
Resolute Forest Products Inc. (a)	8	10
Ryerson Holding Corp. (a)	4	19
Schnitzer Steel Industries Inc. - Class A	2	31
Schweitzer-Mauduit International Inc.	2	67
Select Interior Concepts, Inc. (a)	2	4
Sensient Technologies Corporation	3	141
Silgan Holdings Inc.	7	201
Stepan Co.	2	151
Summit Materials, Inc. - Class A (a)	8	118
SunCoke Energy, Inc.	10	37
Synalloy Corp. (a)	2	14
The Chemours Company	13	111
TimkenSteel Corp. (a)	6	20
Trecora Resources (a)	1	7
Tredegar Corp.	3	49
Trinseo S.A.	4	69
Tronox Holdings PLC	13	64
U.S. Concrete, Inc. (a)	2	30
UFP Technologies Inc. (a)	1	40
United States Lime & Minerals Inc.	1	38
United States Steel Corporation (b)	10	64
Univar Solutions Inc. (a)	11	123
Universal Stainless & Alloy Products Inc. (a)	1	8
Valvoline, Inc.	11	146
Venator Materials PLC (a)	8	14
Verso Corporation - Class A (a)	3	35
W. R. Grace & Co.	4	136
Warrior Met Coal, Inc.	4	39
Worthington Industries Inc.	5	121
		6,094
Consumer Staples 4.5%
Alico, Inc.	1	35
B&G Foods, Inc. (b)	3	56
BJ's Wholesale Club Holdings, Inc. (a)	8	196
Boston Beer Co. Inc. - Class A (a)	1	196
Calavo Growers Inc.	1	78
Cal-Maine Foods Inc.	4	155
Central Garden & Pet Co. (a)	1	32
Central Garden & Pet Co. - Class A (a)	3	78
Coca-Cola Consolidated Inc.	1	118
Craft Brewers Alliance Inc. (a)	2	28
Darling Ingredients Inc. (a)	10	201
Del Monte Fresh Produce Company	2	69
E.L.F. Beauty, Inc. (a) (b)	5	49
Edgewell Personal Care Colombia S A S (a)	4	97
Energizer Holdings, Inc.	1	30
Farmer Bros. Co. (a)	2	16
Flowers Foods Inc.	5	101
Freshpet Inc. (a)	2	141
Hain Celestial Group Inc. (a)	6	151
Hostess Brands, Inc. - Class A (a)	9	94
Ingles Markets Inc. - Class A	1	41
Inter Parfums Inc.	2	113
J&J Snack Foods Corp.	1	134
John B. Sanfilippo & Son Inc.	1	76
Lancaster Colony Corp.	2	226
Landec Corp. (a)	3	27
LifeVantage Corporation (a)	2	19
Limoneira Co.	2	25
Medifast, Inc. (b)	1	54
MGPI Processing, Inc. (b)	1	38
National Beverage Corp. (a) (b)	2	65
Natura & Co Holding SA - ADR (a)	8	80

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Natural Alternatives International Inc. (a)	1	5
Natural Grocers By Vitamin Cottage, Inc.	3	27
Natural Health Trends Corp. (b)	1	3
Nu Skin Enterprises, Inc. - Class A	4	92
Oil-Dri Corp. of America	—	13
Performance Food Group Company (a)	7	167
PriceSmart Inc.	2	127
Rite Aid Corporation (a) (b)	3	38
Rocky Mountain Chocolate Factory, Inc.	1	7
Sanderson Farms Inc.	1	159
Seaboard Corp.	—	11
Seneca Foods Corp. - Class A (a)	—	17
SpartanNash Co.	4	50
Spectrum Brands Legacy, Inc.	2	86
Sprouts Farmers Market, Inc. (a)	10	186
The Andersons, Inc.	3	61
The Chefs' Warehouse, Inc. (a)	3	29
The Simply Good Foods Company (a)	7	128
Tootsie Roll Industries Inc. (b)	1	38
Treehouse Foods, Inc. (a)	4	167
Turning Point Brands, Inc.	1	28
United Natural Foods Inc. (a)	5	49
United-Guardian Inc.	—	2
Universal Corp.	2	83
USANA Health Sciences, Inc. (a)	2	98
Vector Group Ltd.	12	110
Village Super Market Inc. - Class A	1	24
WD-40 Co.	1	170
Weis Markets Inc.	2	94
		4,888
Utilities 4.1%
ALLETE, Inc.	3	190
American States Water Company	3	208
Artesian Resources Corporation - Class A	1	41
Atlantica Yield PLC	7	151
Avista Corporation	4	164
Black Hills Corporation	2	129
California Water Service Group	3	142
Chesapeake Utilities Corporation	1	111
Clearway Energy, Inc. - Class A	3	54
Clearway Energy, Inc. - Class C	5	95
Consolidated Water Co. Ltd.	1	24
El Paso Electric Company	2	166
Genie Energy Ltd. - Class B	3	25
Hawaiian Electric Industries Inc.	3	144
MGE Energy, Inc.	2	155
Middlesex Water Co.	1	82
National Fuel Gas Company	5	175
New Jersey Resources Corp.	5	181
Northwest Natural Holding Company	2	150
NorthWestern Corp.	3	187
One Gas, Inc.	2	155
Ormat Technologies Inc.	3	207
Otter Tail Corp.	3	134
PNM Resources, Inc.	5	180
Portland General Electric Co.	2	117
Pure Cycle Corporation (a)	2	28
RGC Resources, Inc.	1	25
SJW Corp.	2	125
South Jersey Industries Inc.	6	142
Southwest Gas Corp.	3	215
Spark Energy Inc. - Class A (b)	2	12
Spire, Inc.	3	222
Terraform Power, Inc. - Class A	12	186
Unitil Corp.	1	70
Vivint Solar, Inc. (a) (b)	6	28
York Water Co.	1	48
		4,468
Communication Services 3.4%
Alaska Communications Systems Group, Inc. (a)	2	4
AMC Entertainment Holdings, Inc. - Class A	3	8
AMC Networks, Inc. - Class A (a)	4	88
Anterix Inc. (a) (b)	1	67
ATN International Limited	1	78
Bandwidth Inc. - Class A (a)	—	18
Boingo Wireless, Inc. (a)	5	55
Boston Omaha Corporation - Class A (a) (b)	2	41
Cable One, Inc.	—	33
Cargurus Inc. - Class A (a)	5	99
Cars.com Inc. (a)	6	26
Central European Media Enterprises Ltd - Class A (a)	16	49
Cincinnati Bell Inc. (a)	4	56
Cinemark Holdings, Inc.	6	65
Clear Channel Outdoor Holdings, Inc. (a)	37	23
Cogent Communications Group, Inc.	3	238
comScore, Inc. (a)	6	17
Consolidated Communications Holdings Inc.	6	29
Cumulus Media Inc. - Class A (a)	2	13
Daily Journal Corp. (a) (b)	—	11
DHI Group, Inc. (a)	6	12
Egain Corporation (a)	4	28
Emerald Holding, Inc.	5	14
Entercom Communications Corp. - Class A	14	23
Entravision Communications Corporation - Class A	4	8
Eventbrite, Inc. - Class A (a) (b)	6	45
EW Scripps Co. - Class A	5	41
Fluent Inc. (a)	7	8
Gannett Media Corp. (b)	8	11
Glu Mobile Inc. (a)	13	84
Gogo LLC (a) (b)	7	15
Gray Television, Inc. (a)	6	66
Hemisphere Media Group, Inc. - Class A (a)	2	15
IDT Corp. - Class B (a)	3	14
IMAX Corporation (a)	5	47
Intelsat Investments S.A. (a) (b)	8	13
Iridium Communications Inc. (a)	7	159
John Wiley & Sons Inc. - Class A	3	127
Lee Enterprises, Incorporated (a)	3	3
Liberty Braves Group - Class A (a)	1	21
Liberty Braves Group - Class C (a)	3	61
Liberty Latin America Ltd. - Class A (a)	3	31
Liberty Latin America Ltd. - Class C (a)	9	91
Liberty TripAdvisor Holdings Inc. - Class A (a)	5	9
Lions Gate Entertainment Corp. - Class A (a)	7	43
Lions Gate Entertainment Corp. - Class B (a)	9	50
Loral Spacecom Corporation (a)	2	30
Marchex, Inc. - Class B (a)	2	3
Marcus Corp.	2	22
Maxar Technologies Inc. (b)	5	49
Meredith Corporation (b)	3	40
MSG Networks Inc. - Class A (a)	4	41
National CineMedia, Inc.	7	22
New York Times Co. - Class A	3	92
Nexstar Media Group, Inc. - Class A	2	141
ORBCOMM Inc. (a)	7	18
QuinStreet, Inc. (a)	5	39
Reading International Inc. - Class A (a)	2	10
Saga Communications Inc. - Class A	—	8
Scholastic Corp.	2	50
Shenandoah Telecommunications Company	4	174
Spok Holdings, Inc.	1	11
TechTarget, Inc. (a)	3	61
TEGNA Inc.	13	144
Telephone & Data Systems Inc.	8	134
The Meet Group, Inc. (a)	6	35
Townsquare Media Inc. - Class A	1	5
Travelzoo (a)	1	6
Tribune Publishing Company, LLC	4	29
TripAdvisor Inc.	2	32
Truecar, Inc. (a)	10	25
US Cellular Corp. (a)	2	69
Vonage Holdings Corp. (a)	19	135
World Wrestling Entertainment, Inc. - Class A (b)	2	67
Yelp Inc. - Class A (a)	6	102
Zedge, Inc. - Class B (a)	1	1
Zynga Inc. - Class A (a)	12	81
		3,733

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Energy 3.0%
Adams Resources & Energy, Inc.	1	19
Amplify Energy Corp.	5	3
Antero Resources Corporation (a) (b)	24	17
Apache Corporation	11	46
Apergy Corporation (a)	6	34
Arch Coal, Inc. - Class A	1	38
Archrock, Inc.	12	44
Aspen Aerogels, Inc. (a)	2	15
Berry Corporation (Bry)	8	19
Bonanza Creek Energy, Inc. (a)	2	22
Cactus Inc. - Class A	4	49
California Resources Corporation (a) (b)	3	3
Callon Petroleum Company (a)	25	14
Centennial Resource Development, LLC - Class A (a)	21	6
Chesapeake Energy Corporation (a) (b)	24	4
Cimarex Energy Co.	7	115
Clean Energy Fuels Corp. (a)	24	42
CNX Resources Corporation (a)	15	78
CONSOL Mining Corporation (a)	3	10
Contango Oil & Gas Company (a) (b)	12	18
Core Laboratories N.V.	3	34
CVR Energy, Inc.	6	96
Dawson Geophysical Co. (a)	2	2
Delek US Holdings, Inc.	5	78
Denbury Resources Inc. (a) (b)	19	3
DHT Holdings, Inc.	12	91
Diamond Offshore Drilling, Inc. (a) (b)	4	7
DMC Global Inc.	2	36
Dorian LPG Ltd. (a)	5	45
Dril-Quip Inc. (a)	3	90
Earthstone Energy, Inc. - Class A (a)	4	7
Enlink Midstream, LLC	23	26
EQT Corporation	18	130
Equitrans Midstream Corp. (b)	17	86
ERA Group Inc. (a)	2	12
Evolution Petroleum Corporation	3	8
Exterran Trinidad LLC (a)	3	12
Extraction Oil & Gas, Inc. (a) (b)	8	3
Forum Energy Technologies, Inc. (a)	7	1
Frank's International N.V. (a)	18	47
FTS International, Inc. (a)	4	1
GasLog Ltd.	4	16
Geospace Technologies Corporation (a)	2	14
Green Plains Renewable Energy Inc.	3	16
Gulf Island Fabrication Inc. (a)	2	5
Gulfport Energy Corporation (a) (b)	11	5
Helix Energy Solutions Group, Inc. (a)	10	17
Helmerich & Payne Inc.	7	115
HighPoint Resources Corporation (a)	5	1
Independence Contract Drilling, Inc. (a) (b)	—	—
International Seaways, Inc.	3	64
ION Geophysical Corp. (a)	1	1
KLX Energy Services Holdings, Inc. (a) (b)	1	1
Kosmos Energy Ltd.	23	20
Laredo Petroleum Holdings Inc. (a)	20	8
Liberty Oilfield Services Inc. - Class A	6	16
Lonestar Resources US Inc. - Class A (a)	2	1
Mammoth Energy Services, Inc. (b)	1	1
Matador Resources Co. (a)	10	25
Matrix Service Co. (a)	3	29
Montage Resources Corporation (a) (b)	4	9
Murphy Oil Corporation (b)	9	58
Nabors Industries Ltd	33	13
NACCO Industries Inc. - Class A	—	11
Natural Gas Services Group, Inc. (a)	1	5
NCS Multistage Holdings Inc. (a)	1	—
Newpark Resources Inc. (a)	8	7
NexTier Oilfield Solutions Inc. (a)	16	19
Nine Energy Service, Inc. (a) (b)	2	1
Noble Corporation PLC (a)	10	3
Nordic American Tankers Limited	13	59
Northern Oil and Gas Inc. (a) (b)	30	20
Oasis Petroleum Inc. (a)	30	10
Oceaneering International, Inc. (a)	8	25
Oil States International Inc. (a)	5	10
Overseas Shipholding Group, Inc. - Class A (a)	6	14
Pacific Drilling S.A. (a) (b)	3	1
Panhandle Oil and Gas Inc. - Class A	1	5
Par Pacific Holdings, Inc. (a)	4	30
Patterson-UTI Energy Inc.	18	41
PBF Energy Inc. - Class A	7	48
PDC Energy, Inc. (a)	7	42
Peabody Energy Corp.	6	17
Penn Virginia Corporation (a)	1	4
Primeenergy Resources Corporation (a)	—	8
Propetro Holding Corp. (a)	6	15
QEP Resources, Inc.	12	4
Range Resources Corporation (b)	13	30
Reg Biofuels, LLC (a)	4	75
REX Stores Corp. (a)	—	18
RigNet Inc. (a)	1	2
Ring Energy Inc. (a) (b)	8	5
RPC Inc. (b)	16	33
SandRidge Energy, Inc. (a)	3	3
Scorpio Tankers Inc.	5	94
SEACOR Holdings Inc. (a)	2	56
SEACOR Marine Holdings Inc. (a)	1	6
Select Energy Services, Inc. - Class A (a)	8	25
SFL Corporation Ltd.	9	88
SilverBow Resources, Inc. (a) (b)	1	3
SM Energy Company	9	11
Solaris Oilfield Infrastructure, Inc. - Class A	3	15
Southwestern Energy Co. (a)	32	54
Talos Energy Inc. (a)	4	24
Targa Resources Corp.	12	86
Teekay Tankers Ltd. - Class A (a)	3	58
TETRA Technologies, Inc. (a)	11	3
Tidewater Inc. (a)	3	22
Transocean Ltd. (a) (b)	25	29
TravelCenters of America, Inc. (a)	1	11
U.S. Silica Holdings, Inc. (b)	8	14
VAALCO Energy, Inc. (a)	4	4
Valaris PLC - Class A (b)	6	3
W&T Offshore, Inc. (a) (b)	16	27
Whiting Petroleum Corporation (a) (b)	5	3
World Fuel Services Corp.	5	118
WPX Energy, Inc. (a)	35	105
		3,270
Real Estate 0.8%
Altisource Portfolio Solutions S.A. (a) (b)	1	7
Consolidated-Tomoka Land Co.	—	22
Cushman & Wakefield Plc (a)	6	68
Drive Shack Inc. (a)	5	8
Dwight A. Walker Real Estate, Inc. - Class A	2	37
Five Point Holdings, LLC - Class A (a) (b)	6	30
Florida Rock Properties, Inc. (a)	1	40
Forestar Group Inc. (a)	4	42
Griffin Industrial Realty Inc.	1	29
Kennedy-Wilson Holdings Inc.	10	129
Marcus & Millichap Inc. (a)	3	87
Maui Land & Pineapple Co. Inc. (a)	1	11
Newmark Group, Inc. - Class A	11	45
Rafael Holdings, Inc. - Class B (a)	2	25
Realogy Holdings Corp. (b)	5	15
Redfin Corporation (a)	5	70
St. Joe Co. (a) (b)	5	87
Tejon Ranch Co. (a)	3	38
The Howard Hughes Corporation (a)	1	38
The Rmr Group Inc. - Class A	1	39
		867
Total Common Stocks (cost $150,842)		109,189
PREFERRED STOCKS 0.0%
Communication Services 0.0%
GCI Liberty, Inc. - Series A, 7.00%, (callable at 25 beginning 03/10/39) (d)	—	10
Total Preferred Stocks (cost $2)		10

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (c)	11	5
First Eagle Private Credit, LLC (a) (c)	3	2
LyondellBasell Industries N.V. (a) (c)	2	1
Total Rights (cost $1)		8
OTHER EQUITY INTERESTS 0.0%
Calamos Asset Management Inc. (a) (e)	4	6
Total Other Equity Interests (cost $0)		6
SHORT TERM INVESTMENTS 4.6%
Securities Lending Collateral 3.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (f) (g)	3,692	3,692
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 0.23% (f) (g)	1,346	1,346
Total Short Term Investments (cost $5,038)		5,038
Total Investments 104.6% (cost $155,883)		114,251
Other Assets and Liabilities, Net (4.6)%		(5,022)
Total Net Assets 100.0%		109,229

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 54.8%
Collateralized Mortgage Obligations 25.5%
Federal Home Loan Mortgage Corporation
Series A-4260, REMIC, 3.00%, 02/15/32	7,550	7,898
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	9,107
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	11,015
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	6,865
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	5,663
Series A-4377, REMIC, 3.00%, 06/15/39	8,866	9,021
Series BK-4469, REMIC, 3.00%, 08/15/39	6,783	7,002
Series JA-3818, REMIC, 4.50%, 01/15/40	75	75
Series GA-4376, REMIC, 3.00%, 04/15/40	8,363	8,758
Series NY-4390, REMIC, 3.00%, 06/15/40	7,894	8,266
Series MA-4391, REMIC, 3.00%, 07/15/40	7,666	8,027
Interest Only, Series SP-3770, REMIC, 5.80%, (6.50% - (1M USD LIBOR * 1)), 11/15/40 (a)	1,634	189
Interest Only, Series SM-3780, REMIC, 5.80%, (6.50% - (1M USD LIBOR * 1)), 12/15/40 (a)	10,702	2,571
Series KA-4366, REMIC, 3.00%, 03/15/41	7,637	8,044
Series SL-4061, REMIC, 4.29%, (7.06% - (1M USD LIBOR * 1.75)), 06/15/42 (a)	1,482	1,571
Series B-4481, REMIC, 3.00%, 12/15/42	16,174	17,420
Series CS-4156, REMIC, 3.50%, (5.40% - (1M USD LIBOR * 1.2)), 01/15/43 (a)	5,045	5,249
Series UZ-4508, REMIC, 3.00%, 07/15/43	10,957	11,137
Series ZX-4404, REMIC, 4.00%, 04/15/44	60,833	67,546
Series CA-4573, REMIC, 3.00%, 11/15/44	27,425	29,370
Series LZ-4410, REMIC, 4.00%, 11/15/44	1,841	2,314
Series KZ-4440, REMIC, 3.00%, 02/15/45	12,526	13,259
Series HA-4582, REMIC, 3.00%, 09/15/45	19,343	20,859
Interest Only, Series MS-4291, REMIC, 5.20%, (5.90% - (1M USD LIBOR * 1)), 01/15/54 (a)	4,533	763
Series A-4734, REMIC, 3.00%, 07/15/42	18,400	19,312
Series KM-4141, REMIC, 1.75%, 12/15/42	21,178	21,530
Series DA-4464, REMIC, 2.50%, 01/15/43	3,459	3,604
Series EA-4951, REMIC, 2.50%, 09/15/44	2,881	2,969
Series EC-4745, REMIC, 3.00%, 12/15/44	14,152	14,573
Series 2020-M2-DNA2, REMIC, 3.50%, (1M USD LIBOR + 1.85%), 02/25/50 (a)	5,700	3,393
Federal National Mortgage Association, Inc.
Interest Only, Series 2010-CS-134, REMIC, 5.73%, (6.68% - (1M USD LIBOR * 1)), 12/25/25 (a)	1,188	114
Series 2013-AB-53, REMIC, 1.50%, 03/25/28	3,983	4,031
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	1,863	1,886
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	20,000	21,504
Interest Only, Series 2005-S-2, REMIC, 5.65%, (6.60% - (1M USD LIBOR * 1)), 02/25/35 (a)	5,924	1,283
Interest Only, Series 2011-PS-84, REMIC, 5.65%, (6.60% - (1M USD LIBOR * 1)), 01/25/40 (a)	7,298	566
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	946	1,005
Series 2014-MA-68, REMIC, 3.00%, 11/25/40	7,337	7,679
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	4,069	4,141
Interest Only, Series 2011-ES-93, REMIC, 5.55%, (6.50% - (1M USD LIBOR * 1)), 09/25/41 (a)	1,794	410
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	2,071	2,344
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	2,065	2,321
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	12,582	13,407
Series 2015-AP-95, REMIC, 3.00%, 08/25/42	10,421	10,879
Series 2013-NZ-31, REMIC, 3.00%, 04/25/43	17,118	17,597
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	14,478	14,885
Series 2013-ZA-52, REMIC, 3.00%, 06/25/43	4,266	4,310
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	16,475	18,934
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	11,765	13,105
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	21,748	22,748
Series 2014-KZ-11, REMIC, 2.50%, 10/25/41	3,894	4,049
Series 2017-CH-4, REMIC, 3.00%, 06/25/42	22,559	23,086
Series 2016-A-9, REMIC, 3.00%, 09/25/43	6,643	7,051
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	15,874	16,919
Series 2018-JA-27, REMIC, 3.00%, 12/25/47	6,784	6,968
Series 2018-C-33, REMIC, 3.00%, 05/25/48	38,045	39,922
Series 2018-LA-38, REMIC, 3.00%, 06/25/48	14,070	14,739
Series 2018-A-64, REMIC, 3.00%, 09/25/48	17,857	18,715
Series 2019-BA-12, REMIC, 3.00%, 04/25/49	8,428	8,848
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 5.33%, (6.10% - (1M USD LIBOR * 1)), 03/20/40 (a)	5,159	429
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	3,862	4,069
		635,314
Mortgage-Backed Securities 24.4%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/43 - 02/01/44	8,386	9,152
3.00%, 06/01/43 - 07/01/47	160,314	169,701
3.50%, 02/01/46 - 01/01/48	35,535	37,837
2.50%, 02/01/35 - 11/01/49	20,852	21,661
REMIC, 3.00%, 06/15/44	7,725	8,306
Federal National Mortgage Association, Inc.
4.50%, 04/01/26	2,433	2,572
2.41%, 10/01/29	10,000	10,983
2.48%, 11/01/29	25,000	26,632
2.31%, 12/01/29	9,100	9,707
2.32%, 12/01/29	4,800	5,127
2.44%, 01/01/32	10,000	10,813
2.50%, 02/01/35 - 01/01/40	34,629	36,019
2.71%, (1Y USD LIBOR + 1.67%), 05/01/44 (a)	16,434	16,764
3.50%, 09/01/43 - 04/01/48	60,261	64,217
3.00%, 10/01/46	2,721	2,863
3.00%, 03/01/35 - 02/01/47	115,552	121,503
4.00%, 08/01/47 - 06/01/48	43,680	46,696
Government National Mortgage Association
3.50%, 10/20/45	8,015	8,471
		609,024
U.S. Treasury Bond 3.3%
Treasury, United States Department of
2.88%, 05/15/49	50,200	68,076
2.00%, 02/15/50	12,500	14,516
		82,592
U.S. Treasury Note 1.6%
Treasury, United States Department of
3.13%, 11/15/28	2,000	2,413
2.63%, 02/15/29	20,900	24,407
2.38%, 05/15/29	4,400	5,059
1.50%, 02/15/30 (b)	8,000	8,624
		40,503
Total Government And Agency Obligations (cost $1,279,781)		1,367,433
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 41.8%
522 Funding Clo I Ltd
Series 2019-A1-1A, 2.64%, (3M USD LIBOR + 1.39%), 01/18/33 (a)	2,500	2,325
ABFC Trust
Series 2007-A1A-WMC1, REMIC, 2.20%, (1M USD LIBOR + 1.25%), 06/25/37 (a) (c)	4,779	3,778
Aimco CLO
Series 2015-AR-AA, 2.68%, (3M USD LIBOR + 0.85%), 01/15/30 (a)	1,000	947
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	3,258	2,919
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	2,172	2,034
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	2,200	1,730
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	14,904	10,092
AMSR Trust
Series 2019-E-SFR1, 3.47%, 01/20/27	3,300	2,505
Anchorage Capital CLO Ltd
Series 2018-A1A-10A, 3.03%, (3M USD LIBOR + 1.20%), 10/15/31 (a)	2,000	1,899
Aqua Finance Trust
Series 2017-A-A, 3.72%, 10/15/24	3,279	3,365
Assurant CLO III LTD
Series 2018-A-2A, 3.05%, (3M USD LIBOR + 1.23%), 10/20/31 (a)	1,500	1,370

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Assurant CLO IV LTD
Series 2019-A-1A, 3.17%, (3M USD LIBOR + 1.35%), 04/22/30 (a)	2,500	2,342
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 2.92%, (3M USD LIBOR + 1.09%), 01/15/31 (a)	1,000	942
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 3.76%, (1M USD LIBOR + 3.05%), 12/15/36 (a)	2,785	2,172
Avant Loans Funding Trust
Series 2018-A-B, 3.42%, 05/15/20	157	157
Banc of America Alternative Loan Trust
Series 2006-1CB1-1, REMIC, 6.00%, 02/25/36	8,448	8,545
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	5,250	4,881
Series 2005-CB2-7, REMIC, 5.00%, 08/25/35	8,923	8,615
Bank 2019-BNK19
Series 2019-AS-BN19, REMIC, 3.45%, 07/17/29	3,534	3,456
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	288
BBCMS Mortgage Trust
Series 2020-ASB-C6, 2.60%, 11/16/29	4,395	4,320
Series 2020-A4-C6, 2.64%, 01/17/30	867	870
Series 2020-AS-C6, 2.84%, 01/17/30	4,395	4,087
Series 2017-C-DELC, REMIC, 1.90%, (1M USD LIBOR + 1.20%), 08/15/36 (a)	722	599
Series 2017-D-DELC, REMIC, 2.40%, (1M USD LIBOR + 1.70%), 08/15/36 (a)	823	666
Series 2017-E-DELC, REMIC, 3.20%, (1M USD LIBOR + 2.50%), 08/15/36 (a)	1,660	1,325
Series 2017-F-DELC, REMIC, 4.20%, (1M USD LIBOR + 3.50%), 08/15/36 (a)	1,653	1,146
Series 2018-F-TALL, REMIC, 3.94%, (1M USD LIBOR + 3.24%), 03/16/37 (a) (c)	6,125	4,105
BBCMS Trust
Series 2015-D-STP, REMIC, 4.28%, 09/10/20 (a)	2,300	2,272
Series 2018-A-CBM, REMIC, 1.70%, (1M USD LIBOR + 1.00%), 07/15/20 (a)	2,389	2,133
Series 2018-A-BXH, REMIC, 1.70%, (1M USD LIBOR + 1.00%), 10/15/20 (a)	2,559	2,284
Bear Stearns Asset Backed Securities I Trust
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	1,151	1,161
Bellemeade Re Ltd
Series 2019-M1B-2A, 2.40%, (1M USD LIBOR + 1.45%), 04/25/29 (a)	4,027	3,769
Benchmark Mortgage Trust
Series 2019-A4-B13, REMIC, 2.95%, 10/17/29	2,199	2,283
Interest Only, Series 2018-XA-B7, REMIC, 0.45%, 05/16/53 (a)	91,436	2,631
BHMS
Series 2018-A-ATLS, REMIC, 1.95%, (1M USD LIBOR + 1.25%), 07/15/20 (a)	2,382	1,989
Birch Grove CLO Ltd
Series A-19A, 2.23%, (3M USD LIBOR + 1.49%), 06/16/31 (a)	2,500	2,338
BX Commercial Mortgage Trust
Series 2018-A-IND, 1.46%, (1M USD LIBOR + 0.75%), 10/15/20 (a)	1,727	1,632
BX Trust
Series 2017-D-SLCT, 2.76%, (1M USD LIBOR + 2.05%), 07/17/34 (a)	914	749
Series 2017-E-SLCT, 3.85%, (1M USD LIBOR + 3.15%), 07/17/34 (a)	1,549	1,084
Series 2018-A-GW, 1.51%, (1M USD LIBOR + 0.80%), 05/15/37 (a)	2,264	1,947
Series 2018-D-GW, 2.48%, (1M USD LIBOR + 1.77%), 05/15/37 (a)	198	156
Series 2018-A-EXCL, REMIC, 1.79%, (1M USD LIBOR + 1.09%), 09/15/20 (a)	2,782	2,536
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29	5,172	3,723
Carrington Mortgage Loan Trust
Series 2007-A3-RFC1, REMIC, 1.09%, (1M USD LIBOR + 0.14%), 09/25/36 (a)	7,100	5,943
Catamaran CLO Ltd
Series 2018-A1-1A, 3.04%, (3M USD LIBOR + 1.25%), 10/27/31 (a)	3,000	2,770
CFCRE Mortgage Trust
Series 2016-C-C4, REMIC, 4.87%, 04/10/26 (a)	2,839	2,599
Interest Only, Series 2016-XA-C4, REMIC, 1.70%, 05/10/58 (a)	7,057	534
CFIP CLO Ltd
Series 2013-AR-1A, 3.16%, (3M USD LIBOR + 1.34%), 04/20/29 (a)	2,000	1,912
Chase Mortgage Finance Trust
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	9,215	6,188
CHL Mortgage Pass-Through Trust
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	3,069	2,313
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	3,142	2,190
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 3.71%, (1M USD LIBOR + 3.00%), 11/17/36 (a)	1,806	1,264
Series 2017-F-CSMO, REMIC, 4.45%, (1M USD LIBOR + 3.74%), 11/17/36 (a)	853	554
CIM Trust
Series 2017-B2-3RR, 10.50%, 01/29/57 (a)	35,590	34,522
Series 2016-B2-1RR, REMIC, 6.96%, 07/25/55 (a)	26,200	23,733
Series 2016-B2-2RR, REMIC, 7.57%, 02/29/56 (a)	26,200	23,858
Series 2016-B2-3RR, REMIC, 7.97%, 02/29/56 (a)	26,200	23,707
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC21, REMIC, 1.18%, 05/10/47 (a)	24,157	954
Interest Only, Series 2016-XA-GC36, REMIC, 1.36%, 02/12/49 (a)	21,062	1,164
Interest Only, Series 2016-XA-P3, REMIC, 1.70%, 04/16/49 (a)	16,710	1,197
Citigroup Mortgage Loan Trust
Series 2019-A1-C, 3.23%, 09/25/59	4,294	4,031
Series 2007-1A1A-AR8, REMIC, 3.84%, 07/25/47 (a)	3,008	2,807
Citimortgage Alternative Loan Trust
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	1,856	1,688
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	1,612	1,541
CLI Funding VI LLC
Series 2019-A-1A, 3.71%, 05/18/29	4,594	4,515
CLNC Ltd
Series 2019-A-FL1, 2.90%, 09/19/25	3,766	3,311
COMM Mortgage Trust
Series 2018-A-HCLV, 1.70%, (1M USD LIBOR + 1.00%), 09/15/20 (a)	3,070	2,783
Series 2014-C-CR19, REMIC, 4.73%, 08/10/24 (a)	1,163	1,102
Series 2016-C-CR28, REMIC, 4.65%, 12/12/25 (a)	2,047	1,849
Series 2016-C-DC2, REMIC, 4.64%, 02/12/26 (a)	1,340	1,003
Interest Only, Series 2013-XA-CR12, REMIC, 1.13%, 10/15/46 (a)	31,311	1,055
Interest Only, Series 2014-XA-CR17, REMIC, 0.97%, 05/10/47 (a)	29,026	951
Interest Only, Series 2015-XA-DC1, REMIC, 1.03%, 02/10/48 (a)	24,708	907
Interest Only, Series 2015-XA-CR26, REMIC, 0.95%, 10/10/48 (a)	28,300	1,145
Interest Only, Series 2016-XA-DC2, REMIC, 1.00%, 02/12/49 (a)	19,264	852
Series 2016-F-GCT, REMIC, 3.46%, 08/12/21 (a)	3,461	3,176
Commonbond Student Loan Trust
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	288	280
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	7,413	5,974
Credit Suisse Mortgage Trust
Series 2018-A-TOP, 1.70%, (1M USD LIBOR + 1.00%), 08/17/20 (a)	2,700	2,443
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,566	2,431

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	4,259	3,178
CSAIL Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.84%, 01/17/25 (a)	18,857	613
Series 2015-C-C4, REMIC, 4.58%, 11/18/25 (a)	1,911	1,762
Series 2019-A3-C19, REMIC, 2.56%, 03/15/30	4,374	4,319
CSMC
Series 2011-6A9-5R, REMIC, 3.82%, 11/27/37 (a)	7,111	6,884
CSMC Trust
Series 2019-A1-JR1, 4.10%, 09/27/66 (a)	3,885	3,763
Series 2017-D-MOON, REMIC, 3.30%, 07/12/22 (a)	2,373	2,245
CSMCM Trust
Interest Only, Series 2018-CERT-SP3, 3.57%, 09/25/58	32,072	30,548
CSMLT Trust
Series 2015-1A2-3, REMIC, 3.50%, 08/25/34 (a)	2,054	2,057
CVP CLO Ltd
Series 2017-A-2A, 3.01%, (3M USD LIBOR + 1.19%), 01/21/31 (a) (d)	2,000	1,875
DB Master Finance LLC
Series 2019-A2I-1A, 3.79%, 02/20/24	1,489	1,409
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.45%, 05/12/49 (a)	23,820	1,497
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 1.25%, (1M USD LIBOR + 0.30%), 09/25/47 (a)	17,086	14,673
Domino's Pizza, Inc.
Series 2019-A2-1A, 3.67%, 10/25/29 (d)	4,987	4,440
Dryden 49 Senior Loan Fund
Series 2017-A-49A, 3.03%, (3M USD LIBOR + 1.21%), 07/18/30 (a) (d)	2,000	1,904
Elevation CLO Ltd
Series 2017-A-7A, 3.05%, (3M USD LIBOR + 1.22%), 07/15/30 (a) (d)	2,500	2,342
Elevation CLO, Ltd.
Series 2018-A1-9A, 2.95%, (3M USD LIBOR + 1.12%), 07/15/31 (a)	2,500	2,296
Elmwood CLO II Ltd
Series 2019-A-2A, 3.27%, (3M USD LIBOR + 1.45%), 04/21/31 (a)	500	467
Elmwood CLO III Ltd
Series 2019-A1-3A, 3.23%, (3M USD LIBOR + 1.37%), 10/15/32 (a)	5,000	4,559
Exantas Capital Corp
Series 2019-A-RSO7, 1.80%, (1M USD LIBOR + 1.00%), 04/15/22 (a)	3,484	3,073
First Horizon Mortgage Pass-Through Trust
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	4,073	2,886
FMC GMSR Issuer Trust
Series 2019-A-GT2, 4.23%, 09/25/24	13,200	8,291
Series 2019-A-GT1, 5.07%, 05/25/26 (a) (c)	10,500	10,625
Fort Washington CLO
Series 2019-A-1A, 3.33%, (3M USD LIBOR + 1.42%), 10/20/32 (a)	2,000	1,850
GCAT LLC
Series 2020-A1-1, 2.98%, 01/25/23 (c)	10,997	10,813
GMACM Mortgage Loan Trust
Series 2005-A7-AF1, REMIC, 5.75%, 07/25/35	4,632	4,157
Series 2005-A1-AF2, REMIC, 6.00%, 12/25/35	9,742	8,909
Great Wolf Trust
Series 2019-E-WOLF, REMIC, 3.44%, (1M USD LIBOR + 2.73%), 12/15/21 (a)	3,908	3,126
Series 2019-F-WOLF, REMIC, 3.84%, (1M USD LIBOR + 3.13%), 12/15/21 (a)	3,908	2,931
Greywolf CLO VI, Ltd.
Series 2018-A1-1A, 2.82%, (3M USD LIBOR + 1.03%), 04/26/31 (a)	1,000	944
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 3.00%, (3M USD LIBOR + 1.18%), 10/20/31 (a) (d)	2,000	1,885
GS Mortgage Securities Corp Trust
Series 2019-E-SOHO, 2.58%, (1M USD LIBOR + 1.87%), 06/15/21 (a)	3,566	2,938
Series 2018-A-LUAU, REMIC, 1.70%, (1M USD LIBOR + 1.00%), 11/16/20 (a)	3,201	2,885
GS Mortgage Securities Trust
Interest Only, Series 2016-XA-GS3, 1.25%, 10/13/49 (a)	27,732	1,579
Interest Only, Series 2015-XA-GC34, REMIC, 1.27%, 10/10/25 (a)	23,323	1,221
Interest Only, Series 2014-XA-GC24, REMIC, 0.74%, 09/10/47 (a)	43,159	1,160
Interest Only, Series 2015-XA-GS1, REMIC, 0.78%, 11/10/48 (a)	33,654	1,232
Series 2018-A-TWR, REMIC, 1.60%, (1M USD LIBOR + 0.90%), 07/15/21 (a)	1,000	914
Series 2018-D-TWR, REMIC, 2.30%, (1M USD LIBOR + 1.60%), 07/15/21 (a)	1,000	709
Series 2018-E-TWR, REMIC, 2.80%, (1M USD LIBOR + 2.10%), 07/15/21 (a)	1,000	679
Series 2018-F-TWR, REMIC, 3.50%, (1M USD LIBOR + 2.80%), 07/15/21 (a)	1,000	666
Series 2018-G-TWR, REMIC, 4.63%, (1M USD LIBOR + 3.92%), 07/15/21 (a)	1,000	631
Series 2015-B-GC34, REMIC, 4.47%, 10/10/25 (a)	782	765
Interest Only, Series 2017-C-2, REMIC, 1.13%, 08/12/50 (a)	34,081	1,370
Interest Only, Series 2019-XA-GC38, REMIC, 0.96%, 02/12/52	43,699	2,791
Interest Only, Series 2020-XA-GC45, REMIC, 0.68%, 02/14/53 (a)	48,971	2,332
Halcyon Loan Advisors Funding Ltd
Series 2012-B-1A, 4.69%, (3M USD LIBOR + 3.00%), 08/15/23 (a)	322	317
Series 2013-C-2A, 4.46%, (3M USD LIBOR + 2.70%), 08/01/25 (a) (d)	250	241
Series 2013-D-2A, 5.56%, (3M USD LIBOR + 3.80%), 08/01/25 (a)	1,000	920
Series 2014-A1R-1A, 2.95%, (3M USD LIBOR + 1.13%), 04/18/26 (a)	87	87
Halsey Point CLO I Ltd
Series 2019-A1A1-1A, 3.26%, (3M USD LIBOR + 1.35%), 01/20/33 (a)	5,000	4,516
Series 2019-B1-1A, 4.11%, (3M USD LIBOR + 2.20%), 01/20/33 (a)	3,000	2,555
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22	3,940	3,803
Headlands Residential LLC
Series 2019-RPL1, 3.97%, 06/25/22 (c)	5,800	4,956
HERO Funding Trust
Series 2016-A2-4A, 4.29%, 09/20/37	4,851	4,995
Hilton Orlando Trust
Series 2018-E-ORL, REMIC, 3.35%, (1M USD LIBOR + 2.65%), 12/15/34 (a)	3,425	2,681
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	5,334	3,905
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, 3.85%, (1M USD LIBOR + 3.15%), 11/15/21 (a)	3,081	2,064
IndyMac INDA Mortgage Loan Trust
Series 2006-4A1-AR2, REMIC, 3.95%, 09/25/36 (a)	2,139	1,874
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	10,039	7,516
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-A-LAQ, 1.70%, (1M USD LIBOR + 1.00%), 06/15/20 (a)	2,025	1,825
Series 2020-E-LOOP, 3.86%, 12/07/26	2,666	2,124
Series 2018-E-BCON, REMIC, 3.76%, 01/06/23 (a)	1,187	1,087
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23	2,666	2,090
Jamestown CLO Ltd
Series 2014-A1AR-4A, 2.52%, (3M USD LIBOR + 0.69%), 07/15/26 (a)	107	106

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Series 2018-A1-6RA, 3.09%, (3M USD LIBOR + 1.15%), 04/25/30 (a) (d)	3,000	2,804
Series 2019-A1-14A, 3.29%, (3M USD LIBOR + 1.38%), 10/20/32 (a)	1,000	910
Series 2019-A2-14A, 4.11%, (3M USD LIBOR + 2.20%), 10/20/32 (a)	500	435
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.01%, 10/07/21 (a)	3,075	2,535
JPMBB Commercial Mortgage Securities Trust
Series 2014-C-C21, REMIC, 4.66%, 07/15/24 (a)	2,000	1,876
Series 2015-C-C32, REMIC, 4.66%, 10/15/25 (a)	2,065	1,891
Series 2015-C-C33, REMIC, 4.62%, 11/15/25 (a)	2,224	2,029
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.67%, 06/17/49 (a)	24,908	1,456
Series 2019-A4-COR6, REMIC, 3.06%, 10/15/29	2,201	2,286
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	4,249
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2017-D-FL10, REMIC, 2.60%, (1M USD LIBOR + 1.90%), 06/15/32 (a)	109	92
JPMorgan Resecuritization Trust
Series 2009-4A2-10, REMIC, 2.78%, 03/26/37 (a)	2,825	2,615
Kingsland VIII Ltd
Series 2018-A-8A, 2.94%, (3M USD LIBOR + 1.12%), 04/21/31 (a)	2,000	1,844
KVK CLO Ltd
Series 2013-AR-1A, 2.74%, (3M USD LIBOR + 0.90%), 01/14/28 (a) (d)	4,000	3,827
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/24	16,042	12,279
Legacy Mortgage Asset Trust
Series 2018-A1-GS2, 4.00%, 06/25/20 (c)	7,473	7,187
Series 2019-A1-GS5, REMIC, 3.20%, 07/25/21 (c)	465	437
Series 2019-A-SL3, REMIC, 3.47%, 07/25/21	1,908	1,810
Loancore Issuer Ltd.
Series 2019-AS-CRE2, 2.20%, (1M USD LIBOR + 1.50%), 02/15/24 (a)	3,567	3,144
LSTAR Commercial Mortgage Trust
Interest Only, Series 2017-X-5, 1.00%, 03/11/50 (a)	41,064	1,480
Madison Park Funding XL, Ltd.
Series AR-9A, 2.85%, (3M USD LIBOR + 1.24%), 05/28/30 (a) (d)	2,000	1,902
Madison Park Funding XV, Ltd.
Series 2014-CR-15A, 5.24%, (3M USD LIBOR + 3.45%), 01/27/26 (a)	500	439
Madison Park Funding XVIII, Ltd.
Series 2015-DR-18A, 4.77%, (3M USD LIBOR + 2.95%), 10/21/30 (a)	1,500	1,123
Marathon CLO VII Ltd
Series 2014-A1R-7A, 3.12%, (3M USD LIBOR + 1.32%), 10/28/25 (a)	2,412	2,356
Marble Point CLO XIV Ltd
Series 2018-A-2A, 3.15%, (3M USD LIBOR + 1.33%), 01/20/32 (a)	2,500	2,324
Marlette Funding Trust
Series 2018-A-4A, 3.71%, 04/15/21	1,392	1,376
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	4,291	3,776
MidOcean Credit CLO
Series 2018-A1-9A, 2.97%, (3M USD LIBOR + 1.15%), 07/21/31 (a) (d)	2,500	2,322
MidOcean Partners
Series 2018-A1-8A, 2.84%, (3M USD LIBOR + 1.15%), 02/20/31 (a) (d)	2,000	1,879
Morgan Stanley & Co. LLC
Series 2014-C-C19, REMIC, 4.00%, 12/15/24	2,000	1,510
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C18, REMIC, 4.52%, 09/15/24	1,500	1,399
Series 2015-C-C20, REMIC, 4.46%, 01/15/25 (a)	1,200	1,112
Series 2015-C-C25, REMIC, 4.53%, 09/15/25 (a)	2,320	1,755
Series 2016-C-C29, REMIC, 4.75%, 04/17/26 (a)	676	610
Interest Only, Series 2013-XA-C7, REMIC, 1.34%, 02/15/46 (a)	19,675	589
Interest Only, Series 2016-XA-C28, REMIC, 1.20%, 01/15/49 (a)	21,224	1,053
Interest Only, Series 2016-XA-C30, REMIC, 1.56%, 09/17/49 (a)	18,280	1,218
Series 2018-A-SUN, REMIC, 1.60%, (1M USD LIBOR + 0.90%), 07/15/20 (a)	2,389	1,792
Series 2016-C-C31, REMIC, 4.31%, 10/19/26 (a)	2,960	2,607
Morgan Stanley Capital Barclays Bank Trust
Series 2016-B-MART, REMIC, 2.48%, 09/15/21	3,538	3,281
Morgan Stanley Capital I Trust
Series 2020-ASB-L4, REMIC, 2.62%, 11/16/29	1,788	1,775
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29	3,847	3,648
Interest Only, Series 2019-XA-L3, REMIC, 0.65%, 11/18/52 (a)	71,140	3,366
Morgan Stanley Mortgage Loan Trust
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (a)	1,363	852
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,638	1,114
MP CLO VIII Ltd
Series 2015-AR-2A, 2.71%, (3M USD LIBOR + 0.91%), 10/28/27 (a)	1,145	1,071
MRCD Mortgage Trust
Series 2019-G-PARK, 2.72%, 12/15/36	7,083	6,009
Nassau Ltd
Series 2018-A-IA, 2.98%, (3M USD LIBOR + 1.15%), 07/15/31 (a)	2,000	1,819
Natixis Commercial Mortgage Securities Trust
Series 2018-A-FL1, 2.61%, (1M USD LIBOR + 0.95%), 01/17/22 (a)	2,227	2,071
Series 2020-D-2PAC, 3.75%, 04/17/25	4,415	4,016
Series 2018-E-850T, REMIC, 2.66%, (1M USD LIBOR + 1.95%), 07/15/21 (a)	2,183	1,864
Newtek Small Business Finance, LLC
Series 2018-A-1, 3.33%, (1M USD LIBOR + 1.70%), 11/25/24 (a)	3,871	3,736
NLY 2019-FL2 Issuer Ltd.
Series 2019-AS-FL2, 2.30%, (1M USD LIBOR + 1.60%), 12/15/22 (a)	3,371	3,044
Series 2019-B-FL2, 2.60%, (1M USD LIBOR + 1.90%), 01/15/23 (a)	3,371	2,995
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-3A-AR1, REMIC, 3.98%, 02/25/36 (a)	599	461
Nomura Resecuritization Trust
Series 2011-2A10-4RA, REMIC, 2.93%, 07/26/41 (a)	10,761	9,140
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26	7,500	7,011
OFSI BSL IX, Ltd.
Series 2018-A-1A, 2.98%, (3M USD LIBOR + 1.15%), 07/15/31 (a) (d)	2,000	1,844
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 2.88%, (3M USD LIBOR + 1.20%), 08/25/31 (a) (d)	2,500	2,315
Pioneer Aircraft Finance Ltd
Series 2019-A-1, 3.97%, 06/15/26	4,732	3,309
PMT Credit Risk Transfer Trust
Series 2019-A-3R, REMIC, 3.66%, 10/27/22 (a)	3,884	2,983
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.91%, 09/25/47	8,593	8,462
Pretium Mortgage Credit Partners I LLC
Series 2019-A1-CFL1, REMIC, 3.72%, 07/25/22 (c)	1,143	1,000

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Pretium Mortgage Credit Partners LLC
Series 2019-A1-NPL3, REMIC, 3.10%, 09/27/22 (c)	7,181	6,694
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	9,975	9,061
PRPM, LLC
Series 2019-A1-2A, 3.97%, 04/25/22 (c)	8,881	8,400
Series 2019-A1-3A, 3.35%, 07/25/22 (c)	2,371	2,068
Series 2020-A1-1A, REMIC, 2.98%, 02/25/23 (c)	22,514	19,792
Series 2019-A1-GS1, REMIC, 3.47%, 10/25/23	7,116	6,269
Raptor Aircraft Finance I Limited
Series 2019-A-1, 4.21%, 08/23/26 (d)	4,098	3,072
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 3.81%, 08/25/35 (a)	5,167	4,608
RBSGC Mortgage Loan Trust
Series 2007-1A4-B, REMIC, 1.40%, (1M USD LIBOR + 0.45%), 01/25/37 (a)	3,907	1,689
Interest Only, Series 2007-1A6-B, REMIC, 5.10%, (6.05% - (1M USD LIBOR * 1)), 01/25/37 (a)	3,907	737
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	5,095	4,687
Residential Accredit Loans, Inc.
Series 2005-A41-QA10, REMIC, 5.01%, 09/25/35 (a)	893	731
Series 2006-A21-QA1, REMIC, 4.68%, 01/25/36 (a)	5,118	4,039
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	2,794	2,506
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	3,245	2,994
Residential Asset Securitization Trust
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	3,371	2,681
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	9,863	5,847
Series 2007-1A1-A3, REMIC, 1.40%, (1M USD LIBOR + 0.45%), 04/25/37 (a)	6,441	2,304
Series 2007-1A2-A3, REMIC, 39.13%, (46.38% - (1M USD LIBOR * 7.67)), 04/25/37 (a)	840	2,459
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	18,829	13,992
RFMSI Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	443	409
Series 2006-A1-S11, REMIC, 6.00%, 11/25/36	2,601	2,297
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	1,046	911
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	1,675	1,391
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	8,355	7,611
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	1,954	1,732
Rockford Tower CLO Ltd
Series 2017-A-3A, 3.01%, (3M USD LIBOR + 1.19%), 10/21/30 (a) (d)	1,000	941
Series 2018-A-1A, 2.79%, (3M USD LIBOR + 1.10%), 05/20/31 (a) (d)	3,000	2,805
Rosslyn Portfolio Trust
Series 2017-A-ROSS, 1.94%, (1M USD LIBOR + 0.95%), 06/15/20 (a)	1,485	1,376
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	10,000	6,470
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (d)	10,000	10,351
Servpro Master Issuer LLC
Series 2019-A2-1A, 3.88%, 10/27/26	2,992	2,877
Shenton Aircraft Investment I Ltd
Series 2015-A-1A, 4.75%, 11/15/27	9,499	7,668
Short-Term Investments Trust
Series 2018-A-SELF, 1.60%, (1M USD LIBOR + 0.90%), 10/15/20 (a)	2,295	2,089
SoFi Consumer Loan Program Trust
Series 2018-A-4, 3.54%, 12/25/21	691	691
SoFi Professional Loan Program LLC
Series 2017-BFX-F, 3.62%, 05/25/27	8,000	7,684
Sound Point CLO, Ltd.
Series 2013-A-3RA, 2.97%, (3M USD LIBOR + 1.15%), 04/18/31 (a) (d)	3,000	2,747
Series 2018-A1A-21, 2.97%, (3M USD LIBOR + 1.18%), 10/27/31 (a) (d)	3,250	2,980
Series 2015-ARR-2A, 3.21%, (3M USD LIBOR + 1.39%), 07/20/32 (a)	2,500	2,246
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24	4,343	3,265
Starm Mortgage Loan Trust
Series 2007-4A1-2, REMIC, 4.05%, 04/25/37 (a)	841	578
Steele Creek CLO Ltd
Series 2015-AR-1A, 2.96%, (3M USD LIBOR + 1.26%), 05/21/29 (a)	4,000	3,806
Series 2014-A-1RA, 2.89%, (3M USD LIBOR + 1.07%), 04/21/31 (a)	2,000	1,861
Series 2016-1A, 1.86%, (3M USD LIBOR + 1.12%), 06/16/31 (a) (d)	2,000	1,822
Series 2019-B-1A, 4.03%, (3M USD LIBOR + 2.20%), 04/15/32 (a)	1,000	849
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-2A-21, REMIC, 4.03%, 11/25/35 (a)	6,341	5,330
Structured Asset Investment Loan Trust
Series 2006-A1-3, REMIC, 1.11%, (1M USD LIBOR + 0.16%), 06/25/36 (a) (c)	7,163	5,041
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	7,897	6,292
Textainer Marine Containers VII Ltd
Series 2019-A-1A, 3.96%, 10/20/26	4,633	4,432
The Goldman Sachs Group, Inc.
Series 2017-B-ROSS, 2.24%, (1M USD LIBOR + 1.25%), 06/15/20 (a) (d)	1,485	1,310
THL Credit Wind River CLO Ltd
Series 2013-AR-2A, 3.05%, (3M USD LIBOR + 1.23%), 10/18/30 (a)	2,645	2,487
Series 2014-AR-2A, 2.97%, (3M USD LIBOR + 1.14%), 01/15/31 (a)	1,000	937
Toorak Mortgage Corp Ltd
Series 2020-A2-1, 3.23%, 03/25/23 (c)	5,100	5,011
TPG Real Estate Finance Issuer LTD
Series 2019-AS-FL3, 2.25%, (1M USD LIBOR + 1.45%), 03/15/24 (a)	3,766	3,370
Trinity Rail Leasing LLC
Series 2010-A-1A, 5.19%, 01/16/31 (d)	4,001	4,203
UBS Commercial Mortgage Trust
Interest Only, Series 2017-XA-C1, REMIC, 1.56%, 06/17/50 (a)	19,939	1,587
Upgrade Receivables Trust
Series 2018-A-1A, 3.76%, 07/15/20	175	175
Upstart Securitization Trust
Series 2018-B-2, 4.45%, 12/22/25	2,133	2,044
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23	4,687	4,493
VCAT, LLC
Series 2019-A1-NPL2, 3.57%, 11/25/22	2,789	2,605
Velocity Commercial Capital Loan Trust
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (a)	5,931	5,899
Venture 34 CLO Ltd
Series 2018-A-34A, 3.06%, (3M USD LIBOR + 1.23%), 10/15/31 (a)	2,750	2,549
Vericrest Opportunity Loan Transferee
Series 2019-A1A-NPL5, REMIC, 3.35%, 08/25/22 (c)	12,973	11,616
Vibrant Clo III Ltd
Series 2015-A1RR-3A, REMIC, 3.07%, (3M USD LIBOR + 1.25%), 10/20/31 (a)	1,200	1,094
Vibrant Clo Ltd
Series 2018-A1-10A, 3.02%, (3M USD LIBOR + 1.20%), 10/20/31 (a) (d)	3,000	2,832
Volt LXXX, LLC
Series 2019-A1A-NPL6, REMIC, 3.23%, 09/25/22 (c)	5,696	5,320
Volt LXXXV, LLC
Series 2020-A1A-NPL1, REMIC, 3.23%, 12/26/22 (c)	29,647	26,761
Volt LXXXVII, LLC
Series 2020-A1A-NPL3, 2.98%, 01/25/23 (c)	11,034	7,911
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	1,748	1,622
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	3,122	2,912
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	2,166	2,095

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Series 2006-A4-7, REMIC, 4.24%, 09/25/36 (c)	20,971	9,447
Waterfall Commercial Mortgage Trust
Series 2015-A-SBC5, REMIC, 4.10%, 09/19/22 (a)	5,170	5,205
Wellfleet CLO Ltd
Series 2017-A1-3A, 2.99%, (3M USD LIBOR + 1.15%), 01/17/31 (a)	3,250	3,049
Series 2018-A1-2A, 3.03%, (3M USD LIBOR + 1.20%), 10/20/31 (a)	2,000	1,866
Wells Fargo Alternative Loan Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	2,428	2,276
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	2,920	2,514
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	885	833
Wells Fargo Commercial Mortgage Trust
Series 2015-C-C31, REMIC, 4.61%, 11/15/25 (a)	1,850	1,419
Series 2015-D-NXS4, REMIC, 3.67%, 11/18/25 (a)	2,031	1,685
Series 2016-C-C32, REMIC, 4.73%, 01/16/26 (a)	1,577	1,189
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,508	1,323
Series 2016-C-C34, REMIC, 5.03%, 04/17/26 (a)	2,855	2,170
Interest Only, Series 2015-XA-P2, REMIC, 0.98%, 12/15/48 (a)	26,616	978
Interest Only, Series 2015-XA-LC20, REMIC, 1.33%, 04/15/50 (a)	22,219	962
Interest Only, Series 2016-XA-C33, REMIC, 1.72%, 03/17/59 (a)	14,073	924
Series 2020-ASB-C55, REMIC, 2.65%, 10/17/29	2,920	2,873
Series 2019-A4-C54, REMIC, 3.15%, 11/16/29	4,415	4,600
Series 2020-A5-C55, REMIC, 2.73%, 01/17/30	1,460	1,463
Series 2020-AS-C55, REMIC, 2.94%, 01/17/30	2,920	2,732
Interest Only, Series 2019-XA-C54, REMIC, 0.97%, 12/17/52 (a)	37,669	2,261
Interest Only, Series 2017-XA-RC1, REMIC, 1.50%, 01/16/60 (a)	24,366	1,685
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	1,809	1,734
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C19, REMIC, 1.03%, 03/15/47 (a)	19,831	569
Interest Only, Series 2014-XA-C25, REMIC, 0.82%, 11/15/47 (a)	26,084	794
WhiteHorse X, Ltd.
Series 2015-A1R-10A, 2.77%, (3M USD LIBOR + 0.93%), 04/19/27 (a) (d)	1,828	1,780
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (c) (d)	1,806	1,262
York CLO-6 Ltd
Series 2019-A1-1A, 3.15%, (3M USD LIBOR + 1.35%), 07/22/32 (a)	3,500	3,258
ZAIS CLO 2, Limited
Series 2014-A1AR-2A, 2.99%, (3M USD LIBOR + 1.20%), 07/27/26 (a)	1,383	1,363
ZAIS CLO 5, Limited
Series 2016-A1-2A, 3.36%, (3M USD LIBOR + 1.53%), 10/16/28 (a)	2,000	1,907
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,142,740)		1,042,918
SHORT TERM INVESTMENTS 3.6%
Investment Companies 3.3%
JNL Government Money Market Fund - Institutional Class, 0.23% (e) (f)	81,400	81,400
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (e) (f)	8,820	8,820
Total Short Term Investments (cost $90,220)		90,220
Total Investments 100.2% (cost $2,512,741)		2,500,571
Other Assets and Liabilities, Net (0.2)%		(5,668)
Total Net Assets 100.0%		2,494,903

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2020.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $65,685 and 2.6% of the Fund.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (a)
GOVERNMENT AND AGENCY OBLIGATIONS 21.0%
Serbia 14.8%
Government of the Republic of Serbia
5.75%, 07/21/23, RSD	1,214,860	12,585
4.50%, 01/11/26, RSD	547,870	5,609
5.88%, 02/08/28, RSD	882,540	9,946
		28,140
Romania 4.3%
Ministerul Finantelor Publice
4.63%, 04/03/49, EUR (b)	4,580	5,311
3.38%, 01/28/50, EUR (b)	2,849	2,795
		8,106
Benin 0.7%
Government of the People's Republic of Benin
5.75%, 03/26/26, EUR (b)	1,428	1,312
United States of America 0.5%
Federal Home Loan Mortgage Corporation
Interest Only, Series S-4070, REMIC, 5.40%, (6.10% - (1M USD LIBOR * 1)), 06/15/32 (c)	1,947	279
Federal National Mortgage Association, Inc.
Interest Only, Series 2013-DS-15, REMIC, 5.25%, (6.20% - (1M USD LIBOR * 1)), 03/25/33 (c)	673	128
Interest Only, Series 2010-SJ-124, REMIC, 5.10%, (6.05% - (1M USD LIBOR * 1)), 11/25/38 (c)	700	24
Interest Only, Series 2012-SK-150, REMIC, 5.20%, (6.15% - (1M USD LIBOR * 1)), 01/25/43 (c)	1,722	303
Interest Only, Series 2018-BI-58, REMIC, 4.00%, 08/25/48	1,865	147
		881
Suriname 0.4%
Republic of Suriname, Government of the
9.25%, 10/26/26 (b)	1,402	778
Egypt 0.3%
The Arab Republic of Egypt
8.50%, 01/31/47 (b)	635	515
Total Government And Agency Obligations (cost $41,062)		39,732
SENIOR LOAN INTERESTS 1.3%
Kenya 1.3%
Kenya, Government of
Term Loan, 8.37%, (3M LIBOR + 6.45%), 06/29/25 (c) (d)	2,500	2,351
Total Senior Loan Interests (cost $2,489)		2,351
CORPORATE BONDS AND NOTES 0.5%
Moldova 0.4%
Aragvi Finance International Designated Activity Company
12.00%, 04/09/24 (b)	919	767
Georgia 0.1%
Silknet JSC
11.00%, 04/02/24 (b)	289	244
Total Corporate Bonds And Notes (cost $1,239)		1,011
COMMON STOCKS 0.4%
Iceland 0.4%
EIK Fasteignafelag hf	6,445	289
Eimskipafelag Islands HF.	524	486
		775
Vietnam 0.0%
Domesco Medical Import-Export Joint-Stock Corporation	1	2
Vietnam Prosperity Joint-Stock Commercial Bank (e)	61	44
		46
Greece 0.0%
OPAP SA	1	7
Total Common Stocks (cost $1,765)		828
SHORT TERM INVESTMENTS 58.9%
Investment Companies 54.9%
JNL Government Money Market Fund - Institutional Class, 0.23% (f) (g)	103,956	103,956
U.S. Treasury Bill 4.0%
Treasury, United States Department of
1.60%, 04/09/20 (h) (i)	4,000	3,998
0.46%, 04/30/20 (h) (i)	3,500	3,499
		7,497
Total Short Term Investments (cost $111,454)		111,453
Total Investments 82.1% (cost $158,009)		155,375
Total Securities Sold Short (0.6)% (proceeds $1,537)		(1,050)
Total Purchased Options 0.0% (cost $57)		—
Other Derivative Instruments 4.6%		8,776
Other Assets and Liabilities, Net 13.9%		26,201
Total Net Assets 100.0%		189,302

(a) Consolidated Schedule of Investments.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Non-income producing security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.6%)
COMMON STOCKS (0.6%)
United Kingdom (0.6%)
Ashmore Group PLC	(239)	(1,050)
Total Common Stocks (proceeds $1,537)		(1,050)
Total Securities Sold Short (0.6%) (proceeds $1,537)		(1,050)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aragvi Finance International Designated Activity Company, 12.00%, 04/09/24	04/01/19	950	767	0.4
Government of the People's Republic of Benin, 5.75%, 03/26/26	03/19/19	1,604	1,312	0.7
Ministerul Finantelor Publice, 4.63%, 04/03/49	02/14/20	6,691	5,311	2.8
Ministerul Finantelor Publice, 3.38%, 01/28/50	02/14/20	3,475	2,795	1.5
Republic of Suriname, Government of the, 9.25%, 10/26/26	01/21/20	1,211	778	0.4
Silknet JSC, 11.00%, 04/02/24	03/26/19	289	244	0.1
The Arab Republic of Egypt, 8.50%, 01/31/47	08/23/19	684	515	0.3
		14,904	11,722	6.2

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P/ASX 200 Index	10	June 2020	AUD	1,275	(12)	5

Short Contracts
Euro BOBL	(13)	June 2020	EUR	(1,770)	4	13

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Canada Bankers Acceptance (Q)	Receiving	1.80	(S)	06/11/24	CAD	5,180	7	(139)
3M Canada Bankers Acceptance (Q)	Receiving	1.70	(S)	02/19/25	CAD	2,580	5	(67)
3M Canada Bankers Acceptance (Q)	Receiving	1.71	(S)	02/19/25	CAD	2,960	5	(78)
3M LIBOR (Q)	Receiving	2.22	(S)	03/28/24		177	—	(12)
3M LIBOR (Q)	Receiving	2.37	(S)	04/03/24		650	—	(49)
3M LIBOR (Q)	Receiving	1.40	(S)	08/23/24		100	—	(4)
3M LIBOR (Q)	Receiving	1.59	(S)	01/23/25		380	—	(20)
3M LIBOR (Q)	Receiving	1.46	(S)	01/30/25		201	—	(9)
3M LIBOR (Q)	Receiving	1.41	(S)	02/03/25		500	—	(22)
3M LIBOR (Q)	Receiving	1.16	(S)	02/28/25		200	—	(6)
3M LIBOR (Q)	Receiving	1.71	(S)	08/27/49		97	2	(22)
3M LIBOR (Q)	Receiving	1.70	(S)	08/27/49		111	3	(25)
3M LIBOR (Q)	Receiving	1.65	(S)	08/28/49		90	2	(19)
6M EURIBOR (S)	Receiving	0.37	(A)	02/12/50	EUR	236	5	(16)
6M EURIBOR (S)	Receiving	0.38	(A)	02/13/50	EUR	58	1	(4)
6M EURIBOR (S)	Receiving	0.38	(A)	02/13/50	EUR	200	4	(14)
6M EURIBOR (S)	Receiving	0.39	(A)	02/13/50	EUR	233	5	(17)
6M EURIBOR (S)	Receiving	0.37	(A)	02/17/50	EUR	423	8	(29)
6M EURIBOR (S)	Receiving	0.32	(A)	02/21/50	EUR	552	11	(29)
6M EURIBOR (S)	Receiving	0.26	(A)	02/25/50	EUR	2,000	39	(68)
7-Day China Fixing Repo Rate (Q)	Paying	3.18	(Q)	04/30/24	CNY	12,700	4	72
7-Day China Fixing Repo Rate (Q)	Paying	2.90	(Q)	06/06/24	CNY	12,113	4	49
7-Day China Fixing Repo Rate (Q)	Paying	2.90	(Q)	06/06/24	CNY	9,085	3	37
7-Day China Fixing Repo Rate (Q)	Paying	2.90	(Q)	06/06/24	CNY	9,085	3	37
7-Day China Fixing Repo Rate (Q)	Paying	2.90	(Q)	06/06/24	CNY	4,542	2	19
7-Day China Fixing Repo Rate (Q)	Paying	2.87	(Q)	06/10/24	CNY	6,056	2	24
7-Day China Fixing Repo Rate (Q)	Paying	2.95	(Q)	06/12/24	CNY	16,800	6	74
7-Day China Fixing Repo Rate (Q)	Paying	2.96	(Q)	06/12/24	CNY	9,000	3	40
HICP (A)	Receiving	1.57	(A)	08/15/32	EUR	778	(2)	(118)
HICP (A)	Receiving	1.59	(A)	08/15/32	EUR	1,783	(6)	(276)
HICP (A)	Receiving	1.60	(A)	08/15/32	EUR	1,741	(6)	(276)
HICP (A)	Receiving	1.74	(A)	02/15/33	EUR	86	—	(16)
HICP (A)	Paying	1.77	(A)	08/15/42	EUR	778	2	221
HICP (A)	Paying	1.79	(A)	08/15/42	EUR	1,741	3	511
HICP (A)	Paying	1.78	(A)	08/15/42	EUR	1,783	4	509
HICP (A)	Paying	1.93	(A)	02/15/43	EUR	86	—	30
HICP (A)	Paying	1.90	(A)	08/04/47	EUR	469	(1)	192
HICP (A)	Paying	1.89	(A)	08/07/47	EUR	29	—	12
U.S. CPURNSA (A)	Receiving	2.42	(A)	02/06/43		609	(3)	(216)
U.S. CPURNSA (A)	Receiving	2.16	(A)	08/04/47		631	(2)	(198)
U.S. CPURNSA (A)	Receiving	2.13	(A)	08/22/47		797	(3)	(239)
U.S. CPURNSA (A)	Receiving	2.15	(A)	08/25/47		792	(3)	(243)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. CPURNSA (A)	Receiving	2.15	(A)	09/01/47	790	(3)	(243)
U.S. CPURNSA (A)	Paying	2.41	(A)	02/06/33	609	3	118
						107	(529)

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.EM.31 (Q)	1.00	06/20/24	735	71	(1)	49
South Africa, Parliament of (Q)	1.00	12/20/23	2,215	210	(10)	97
				281	(11)	146

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Foreign Currency Options
USD/BRL Spot Rate	SCB	Put	BRL	3.57	07/20/20	3,350,000	—

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AED/USD	BNP	04/05/21	AED	16,620	4,515	—
AED/USD	BNP	04/08/21	AED	45,084	12,246	1
AED/USD	BNP	04/12/21	AED	33,749	9,167	1
AED/USD	BNP	07/26/21	AED	1,100	299	—
AED/USD	BNP	01/31/22	AED	11,704	3,171	(2)
AED/USD	BNP	02/03/22	AED	27,140	7,352	(4)
AUD/USD	CIT	04/06/20	AUD	9,849	6,047	174
AUD/USD	CIT	04/07/20	AUD	8,159	5,010	144
AUD/USD	CIT	04/14/20	AUD	22,084	13,560	(1,036)
AUD/USD	SCB	04/16/20	AUD	3,725	2,287	66
AUD/USD	CIT	06/09/20	AUD	3,725	2,288	(182)
BRL/USD	SCB	07/23/20	BRL	3,483	667	(237)
CLP/USD	GSC	05/07/20	CLP	1,729,502	2,023	(183)
CNY/USD	CIT	04/21/20	CNY	2,000	282	1
CNY/USD	UBS	04/23/20	CNY	5,900	832	3
EGP/USD	GSC	04/06/20	EGP	163,601	10,373	65
EGP/USD	HSB	04/16/20	EGP	4,000	252	16
EGP/USD	CIT	04/21/20	EGP	3,488	220	3
EGP/USD	GSC	04/21/20	EGP	10,730	675	113
EGP/USD	HSB	04/21/20	EGP	32,700	2,058	346
EGP/USD	GSC	05/07/20	EGP	58,212	3,636	580
EGP/USD	JPM	08/03/20	EGP	5,506	332	30
EGP/USD	MSC	11/09/20	EGP	42,029	2,437	68
EGP/USD	GSC	11/12/20	EGP	5,000	290	8
EUR/USD	BOA	04/02/20	EUR	1,128	1,243	26
EUR/USD	JPM	04/02/20	EUR	2,763	3,044	(9)
EUR/USD	JPM	04/02/20	EUR	4,217	4,645	68
EUR/USD	MSC	04/02/20	EUR	2,403	2,648	(4)
EUR/USD	SCB	04/02/20	EUR	5,866	6,462	(160)
EUR/USD	SCB	04/02/20	EUR	14,688	16,182	239
EUR/USD	BOA	04/15/20	EUR	1,985	2,188	(2)
EUR/USD	JPM	04/15/20	EUR	5,038	5,553	30
EUR/USD	TDS	04/15/20	EUR	8,524	9,396	71
EUR/USD	GSC	04/24/20	EUR	2,284	2,519	(38)
EUR/USD	MSC	05/08/20	EUR	174	192	4
EUR/USD	MSC	07/10/20	EUR	6,118	6,765	124
GBP/USD	BNP	04/06/20	GBP	1,188	1,478	86
GHS/USD	JPM	05/22/20	GHS	1,521	260	3
GHS/USD	JPM	05/29/20	GHS	472	81	1
GHS/USD	SCB	05/29/20	GHS	238	41	—
GHS/USD	JPM	06/03/20	GHS	599	102	1
GHS/USD	SCB	06/04/20	GHS	1,966	335	4
GHS/USD	JPM	06/08/20	GHS	736	125	2
GHS/USD	SCB	06/08/20	GHS	1,227	208	3
GHS/USD	SCB	06/15/20	GHS	1,204	204	3
GHS/USD	JPM	06/17/20	GHS	709	120	2
GHS/USD	SCB	06/19/20	GHS	709	120	2
GHS/USD	JPM	06/22/20	GHS	978	165	3
GHS/USD	JPM	07/13/20	GHS	1,259	210	4
IDR/USD	SCB	07/21/20	IDR	18,969,443	1,151	(82)
INR/USD	CIT	04/03/20	INR	90,850	1,201	(61)
INR/USD	SCB	04/03/20	INR	90,850	1,201	(6)
INR/USD	CIT	04/07/20	INR	98,435	1,300	(2)
INR/USD	JPM	04/07/20	INR	130,030	1,718	—
INR/USD	SCB	04/07/20	INR	237,443	3,137	(13)
INR/USD	SCB	04/07/20	INR	8,978	119	—
INR/USD	SCB	04/13/20	INR	242,079	3,196	(43)
INR/USD	SCB	04/13/20	INR	75,251	993	1
INR/USD	CIT	04/15/20	INR	8,380	111	(6)
INR/USD	CIT	04/15/20	INR	155	2	—
INR/USD	CIT	05/22/20	INR	98,435	1,294	(71)
INR/USD	JPM	05/22/20	INR	130,030	1,709	(94)
JPY/USD	CIT	04/13/20	JPY	308,148	2,864	(97)
JPY/USD	CIT	04/13/20	JPY	1,104,632	10,266	315
JPY/USD	CIT	05/26/20	JPY	484,692	4,513	136
JPY/USD	CIT	06/10/20	JPY	609,528	5,678	(105)
KRW/USD	SCB	04/06/20	KRW	779,124	640	(15)
KRW/USD	SCB	04/06/20	KRW	16,947	14	—
KRW/USD	MSC	04/09/20	KRW	2,294,920	1,886	41
KRW/USD	SCB	04/09/20	KRW	1,907,953	1,568	(41)
KRW/USD	ANZ	04/22/20	KRW	177,840	146	3
KRW/USD	BOA	04/22/20	KRW	583,372	480	9
KRW/USD	SCB	04/22/20	KRW	934,993	769	16
KRW/USD	CIT	04/29/20	KRW	4,583,366	3,768	88
KRW/USD	CIT	05/12/20	KRW	7,415,268	6,100	141
NOK/USD	CIT	04/06/20	NOK	41,423	3,979	61
NOK/USD	CIT	04/17/20	NOK	41,423	3,979	(136)
NZD/USD	BOA	04/06/20	NZD	12,400	7,381	343

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
NZD/USD	CIT	04/07/20	NZD	2,510	1,494	71
NZD/USD	CIT	04/14/20	NZD	5,010	2,982	(160)
NZD/USD	CIT	04/14/20	NZD	8,108	4,826	229
NZD/USD	CIT	05/20/20	NZD	4,693	2,793	114
OMR/USD	BNP	08/17/20	OMR	347	889	(3)
OMR/USD	BNP	02/16/21	OMR	501	1,253	(12)
OMR/USD	BNP	04/08/21	OMR	1,932	4,803	(85)
OMR/USD	BNP	05/03/21	OMR	1,401	3,474	(22)
OMR/USD	SCB	05/27/21	OMR	723	1,788	6
OMR/USD	SCB	06/10/21	OMR	2,031	5,016	19
OMR/USD	BNP	08/19/21	OMR	1,903	4,664	(124)
OMR/USD	BNP	08/23/21	OMR	185	454	(3)
PHP/USD	ANZ	04/02/20	PHP	98,926	1,945	(2)
PHP/USD	SCB	04/02/20	PHP	104,466	2,054	19
PHP/USD	CIT	04/03/20	PHP	98,926	1,945	18
PHP/USD	SCB	04/03/20	PHP	98,926	1,945	5
PHP/USD	SCB	04/13/20	PHP	232,773	4,573	(16)
PHP/USD	SCB	04/13/20	PHP	102,046	2,004	11
PHP/USD	SCB	06/02/20	PHP	32,543	637	7
RUB/USD	CIT	04/09/20	RUB	284,440	3,625	(155)
SEK/USD	CIT	04/06/20	SEK	24,812	2,500	(92)
SGD/USD	BNP	04/06/20	SGD	702	494	8
SGD/USD	JPM	04/06/20	SGD	80	56	1
SGD/USD	SCB	04/06/20	SGD	789	555	(6)
SGD/USD	CIT	08/06/20	SGD	1,571	1,107	20
THB/USD	SCB	04/07/20	THB	316	10	—
THB/USD	SCB	04/10/20	THB	93,166	2,839	(114)
THB/USD	SCB	04/24/20	THB	28,529	869	(35)
TRY/USD	SCB	05/29/20	TRY	58,162	8,661	(177)
TWD/USD	SCB	04/06/20	TWD	1,000	33	(1)
TWD/USD	SCB	04/06/20	TWD	1,000	33	—
TWD/USD	SCB	04/09/20	TWD	128,700	4,258	(57)
TWD/USD	MSC	06/09/20	TWD	136,120	4,521	(58)
UAH/USD	GSC	04/03/20	UAH	4,975	180	2
UAH/USD	CIT	04/13/20	UAH	5,441	195	2
UAH/USD	GSC	04/13/20	UAH	7,191	258	3
UAH/USD	CIT	04/14/20	UAH	47,895	1,718	16
UAH/USD	CIT	04/16/20	UAH	48,951	1,753	15
UAH/USD	CIT	05/06/20	UAH	57,471	2,026	2
UAH/USD	GSC	05/12/20	UAH	9,170	322	2
UGX/USD	CIT	04/03/20	UGX	3,420,631	902	34
UGX/USD	SCB	04/14/20	UGX	223,645	59	3
UGX/USD	CIT	04/20/20	UGX	503,750	132	7
UGX/USD	SCB	06/15/20	UGX	465,123	121	5
UGX/USD	SCB	06/17/20	UGX	1,980,960	513	24
UGX/USD	CIT	06/26/20	UGX	518,750	134	5
UGX/USD	SCB	07/02/20	UGX	2,457,463	636	20
UGX/USD	SCB	07/10/20	UGX	2,088,947	539	15
UGX/USD	CIT	08/10/20	UGX	366,090	94	2
UGX/USD	SCB	08/14/20	UGX	512,942	131	2
USD/AED	BNP	04/05/21	AED	(16,620)	(4,515)	(4)
USD/AED	BNP	04/08/21	AED	(45,084)	(12,246)	(8)
USD/AED	BNP	04/12/21	AED	(33,749)	(9,167)	(7)
USD/AED	MSC	04/12/21	AED	(35,551)	(9,656)	(5)
USD/AED	BNP	07/26/21	AED	(1,100)	(298)	—
USD/AED	BNP	01/31/22	AED	(11,704)	(3,171)	5
USD/AED	BNP	02/03/22	AED	(27,140)	(7,352)	11
USD/AUD	CIT	04/06/20	AUD	(9,849)	(6,047)	414
USD/AUD	CIT	04/14/20	AUD	(18,008)	(11,058)	(320)
USD/AUD	CIT	04/14/20	AUD	(4,076)	(2,503)	162
USD/AUD	SCB	04/16/20	AUD	(3,725)	(2,287)	82
USD/AUD	CIT	06/09/20	AUD	(3,725)	(2,288)	(66)
USD/BRL	CIT	04/02/20	BRL	(3,945)	(760)	69
USD/BRL	SCB	04/02/20	BRL	(1,580)	(304)	55
USD/BRL	SCB	07/23/20	BRL	(3,483)	(667)	237
USD/CLP	SCB	05/07/20	CLP	(1,729,502)	(2,023)	199
USD/CNH	UBS	04/23/20	CNH	(5,900)	(832)	27
USD/CNY	CIT	04/21/20	CNY	(2,000)	(282)	8
USD/EGP	BNP	04/13/20	EGP	(33,964)	(2,146)	(37)
USD/EGP	CIT	04/13/20	EGP	(19,642)	(1,241)	(23)
USD/EGP	BNP	04/16/20	EGP	(28,477)	(1,797)	(34)
USD/EGP	GSC	04/21/20	EGP	(10,730)	(675)	(3)
USD/EGP	HSB	04/21/20	EGP	(10,500)	(661)	(4)
USD/EGP	GSC	05/07/20	EGP	(58,212)	(3,636)	(22)
USD/EGP	GSC	11/12/20	EGP	(5,000)	(290)	(1)
USD/EUR	JPM	04/01/20	EUR	(326)	(359)	2
USD/EUR	MSC	04/02/20	EUR	(6,292)	(6,931)	(132)
USD/EUR	SCB	04/02/20	EUR	(54,233)	(59,746)	(83)
USD/EUR	SCB	04/02/20	EUR	(5,409)	(5,959)	7
USD/EUR	CIT	04/15/20	EUR	(3,817)	(4,208)	(51)
USD/EUR	SCB	04/15/20	EUR	(4,891)	(5,392)	(80)
USD/EUR	SCB	04/15/20	EUR	(8,524)	(9,396)	104
USD/EUR	TDS	04/15/20	EUR	(43,394)	(47,831)	(363)
USD/EUR	MSC	05/08/20	EUR	(174)	(192)	2
USD/EUR	MSC	07/10/20	EUR	(6,118)	(6,765)	160
USD/GHS	JPM	05/22/20	GHS	(1,521)	(260)	(10)
USD/GHS	JPM	05/29/20	GHS	(472)	(81)	(4)
USD/GHS	SCB	05/29/20	GHS	(238)	(41)	(2)
USD/GHS	JPM	06/03/20	GHS	(599)	(102)	(5)
USD/GHS	SCB	06/04/20	GHS	(1,966)	(335)	(18)
USD/GHS	JPM	06/08/20	GHS	(736)	(125)	(6)
USD/GHS	SCB	06/08/20	GHS	(1,227)	(208)	(8)
USD/GHS	SCB	06/15/20	GHS	(1,204)	(204)	(8)
USD/GHS	JPM	06/17/20	GHS	(709)	(120)	(5)
USD/GHS	SCB	06/19/20	GHS	(709)	(120)	(5)
USD/GHS	JPM	06/22/20	GHS	(978)	(165)	(4)
USD/GHS	CIT	07/02/20	GHS	(1,277)	(214)	(6)
USD/GHS	JPM	07/13/20	GHS	(1,259)	(210)	(4)
USD/IDR	BOA	07/21/20	IDR	(8,436,116)	(512)	97
USD/IDR	SCB	07/21/20	IDR	(10,533,327)	(639)	121
USD/INR	CIT	04/03/20	INR	(90,850)	(1,201)	5
USD/INR	SCB	04/03/20	INR	(90,850)	(1,201)	42
USD/INR	CIT	04/07/20	INR	(98,435)	(1,300)	5
USD/INR	JPM	04/07/20	INR	(130,030)	(1,718)	7
USD/INR	SCB	04/07/20	INR	(246,421)	(3,256)	91
USD/INR	SCB	04/13/20	INR	(325,865)	(4,302)	48
USD/INR	CIT	05/22/20	INR	(98,435)	(1,294)	(18)
USD/INR	JPM	05/22/20	INR	(130,030)	(1,709)	6
USD/JPY	CIT	04/06/20	JPY	(15,131)	(141)	(5)
USD/JPY	CIT	04/13/20	JPY	(1,412,780)	(13,130)	(350)
USD/JPY	CIT	05/26/20	JPY	(341,329)	(3,178)	(99)
USD/JPY	CIT	05/26/20	JPY	(143,363)	(1,335)	4
USD/JPY	CIT	06/10/20	JPY	(487,173)	(4,539)	(141)
USD/JPY	CIT	06/10/20	JPY	(122,356)	(1,140)	21
USD/KRW	SCB	04/06/20	KRW	(796,071)	(654)	(14)
USD/KRW	MSC	04/09/20	KRW	(2,294,920)	(1,886)	51
USD/KRW	SCB	04/09/20	KRW	(1,907,953)	(1,568)	(34)
USD/KRW	ANZ	04/22/20	KRW	(177,840)	(146)	3
USD/KRW	BOA	04/22/20	KRW	(583,372)	(480)	22
USD/KRW	SCB	04/22/20	KRW	(934,993)	(769)	40
USD/KRW	CIT	04/29/20	KRW	(4,583,366)	(3,768)	176
USD/KRW	CIT	05/12/20	KRW	(7,415,268)	(6,099)	143
USD/NOK	CIT	04/17/20	NOK	(41,423)	(3,979)	(61)
USD/NZD	CIT	04/06/20	NZD	(12,264)	(7,300)	(347)
USD/NZD	CIT	04/07/20	NZD	(2,510)	(1,494)	127
USD/NZD	CIT	04/14/20	NZD	(13,118)	(7,809)	428
USD/NZD	CIT	05/20/20	NZD	(4,694)	(2,793)	2
USD/OMR	BNP	08/17/20	OMR	(347)	(889)	(7)
USD/OMR	BNP	02/16/21	OMR	(501)	(1,253)	15
USD/OMR	BNP	04/08/21	OMR	(1,932)	(4,803)	116
USD/OMR	BNP	05/03/21	OMR	(1,401)	(3,474)	96
USD/OMR	SCB	05/27/21	OMR	(723)	(1,788)	53
USD/OMR	SCB	06/10/21	OMR	(2,031)	(5,016)	144
USD/OMR	BNP	08/19/21	OMR	(1,903)	(4,664)	184
USD/OMR	BNP	08/23/21	OMR	(185)	(454)	18
USD/PHP	SCB	04/02/20	PHP	(203,392)	(3,999)	(16)
USD/PHP	CIT	04/03/20	PHP	(98,926)	(1,945)	(4)
USD/PHP	SCB	04/03/20	PHP	(98,926)	(1,945)	(5)
USD/PHP	SCB	04/13/20	PHP	(334,819)	(6,577)	(59)
USD/PHP	SCB	06/02/20	PHP	(32,543)	(637)	(4)
USD/RUB	CIT	04/09/20	RUB	(284,440)	(3,625)	897
USD/SEK	CIT	04/06/20	SEK	(24,812)	(2,500)	32

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/SGD	CIT	04/06/20	SGD	(1,571)	(1,106)	(20)
USD/SGD	CIT	08/06/20	SGD	(1,571)	(1,107)	40
USD/THB	SCB	04/07/20	THB	(316)	(10)	—
USD/THB	SCB	04/10/20	THB	(93,166)	(2,839)	236
USD/THB	SCB	04/24/20	THB	(28,529)	(869)	70
USD/TRY	SCB	04/06/20	TRY	(58,162)	(8,794)	176
USD/TRY	SCB	04/15/20	TRY	(28,762)	(4,337)	263
USD/TRY	SCB	05/29/20	TRY	(58,162)	(8,659)	480
USD/TWD	SCB	04/06/20	TWD	(2,000)	(66)	—
USD/TWD	SCB	04/09/20	TWD	(128,700)	(4,258)	11
USD/TWD	MSC	06/09/20	TWD	(136,120)	(4,521)	28
USD/UAH	GSC	04/03/20	UAH	(4,975)	(180)	25
USD/UAH	CIT	04/13/20	UAH	(5,441)	(195)	24
USD/UAH	GSC	04/13/20	UAH	(7,191)	(258)	32
USD/UAH	BOA	04/14/20	UAH	(47,895)	(1,718)	248
USD/UAH	BOA	04/16/20	UAH	(48,951)	(1,753)	175
USD/UAH	CIT	05/06/20	UAH	(57,471)	(2,026)	270
USD/UAH	BOA	05/12/20	UAH	(12,099)	(425)	63
USD/UAH	MSC	05/12/20	UAH	(9,170)	(322)	45
USD/UGX	CIT	04/03/20	UGX	(3,420,631)	(903)	4
USD/UGX	SCB	04/14/20	UGX	(223,645)	(59)	1
USD/UGX	CIT	04/20/20	UGX	(503,750)	(132)	2
USD/UGX	SCB	06/15/20	UGX	(465,123)	(121)	1
USD/UGX	SCB	06/17/20	UGX	(1,980,960)	(513)	3
USD/UGX	CIT	06/26/20	UGX	(518,750)	(134)	1
USD/UGX	SCB	07/10/20	UGX	(2,088,947)	(539)	5
USD/UGX	CIT	08/10/20	UGX	(366,090)	(94)	1
USD/UGX	SCB	08/14/20	UGX	(512,942)	(131)	(2)
USD/UYU	JPM	05/11/20	UYU	(27,560)	(633)	(8)
USD/UYU	JPM	05/19/20	UYU	(20,465)	(469)	(5)
USD/ZAR	CIT	04/06/20	ZAR	(215,160)	(12,074)	126
USD/ZAR	CIT	04/20/20	ZAR	(106,054)	(5,938)	1,204
USD/ZAR	CIT	05/26/20	ZAR	(89,156)	(4,968)	1,095
USD/ZAR	SCB	07/20/20	ZAR	(46,151)	(2,556)	450
UYU/USD	JPM	05/11/20	UYU	27,560	633	(85)
UYU/USD	JPM	05/19/20	UYU	20,465	469	(62)
ZAR/USD	CIT	04/20/20	ZAR	106,054	5,938	(847)
ZAR/USD	CIT	05/26/20	ZAR	89,156	4,968	(30)
ZAR/USD	SCB	07/20/20	ZAR	46,151	2,556	(21)
					(101,637)	6,430

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. CPURNSA (A)	Receiving	BOA	1.97	(A)	06/23/27	10,060	—	(905)

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Cabinet of Ministers of Ukraine (Q)	CGM	N/A	5.00	12/20/24	332	38	(2)	40
Cabinet of Ministers of Ukraine (Q)	JPM	N/A	5.00	12/20/24	317	37	—	37
Dubai, Government of (Q)	BOA	N/A	1.00	12/20/24	198	16	3	13
Government of the Sultanate of Oman (Q)	BOA	N/A	1.00	12/20/22	2,216	281	125	156
Government of the Sultanate of Oman (Q)	BOA	N/A	1.00	06/20/26	1,600	441	262	179
South Africa, Parliament of (Q)	GSC	N/A	1.00	12/20/23	9,200	870	1,206	(336)
South Africa, Parliament of (Q)	BNP	N/A	1.00	12/20/25	3,800	604	709	(105)
South Africa, Parliament of (Q)	CGM	N/A	1.00	06/20/29	2,930	743	376	367
The Arab Republic of Egypt (Q)	JPM	N/A	1.00	12/20/24	664	121	67	54
					21,257	3,151	2,746	405

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/FAMCO Flex Core Covered Call Fund
COMMON STOCKS 104.6%
Information Technology 31.2%
Apple Inc. (a)	25	6,459
Broadcom Inc. (a)	17	4,126
Corning Incorporated (a)	117	2,397
International Business Machines Corporation (a)	23	2,540
MasterCard Incorporated - Class A (a)	24	5,773
Microsoft Corporation (a)	50	7,822
Oracle Corporation (a)	64	3,074
Texas Instruments Incorporated (a)	29	2,858
		35,049
Industrials 16.3%
Caterpillar Inc. (a)	20	2,367
Delta Air Lines Inc. (a)	67	1,903
Lockheed Martin Corporation (a)	11	3,627
Raytheon Company (a)	15	2,007
The Boeing Company (a)	20	3,042
Union Pacific Corporation (a)	11	1,523
United Parcel Service Inc. - Class B (a)	18	1,654
United Technologies Corporation (a)	22	2,113
		18,236
Financials 16.2%
American Express Company (a)	37	3,125
BlackRock, Inc. (a)	11	4,708
JPMorgan Chase & Co. (a)	52	4,727
The Allstate Corporation (a)	26	2,403
The Blackstone Group Inc. (a)	71	3,235
		18,198
Consumer Staples 13.0%
Constellation Brands, Inc. - Class A (a)	12	1,778
Costco Wholesale Corporation (a)	17	4,933
Mondelez International, Inc. - Class A (a)	80	4,011
The Kroger Co. (a)	127	3,825
		14,547
Health Care 12.3%
Bristol-Myers Squibb Company (a)	59	3,300
Medtronic Public Limited Company (a)	51	4,644
Merck & Co., Inc. (a)	45	3,470
Stryker Corporation (a)	15	2,431
		13,845
Consumer Discretionary 7.9%
The Home Depot, Inc. (a)	30	5,601
Whirlpool Corporation (a)	38	3,260
		8,861
Energy 4.3%
Chevron Corporation (a)	44	3,152
ConocoPhillips (a)	54	1,657
		4,809
Materials 2.1%
Dow Inc. (a)	29	845
Nucor Corporation (a)	41	1,477
		2,322
Communication Services 1.3%
AT&T Inc. (a)	49	1,420
Total Common Stocks (cost $118,008)		117,287
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.9%
JNL Government Money Market Fund - Institutional Class, 0.23% (b) (c)	2,063	2,063
Total Short Term Investments (cost $2,063)		2,063
Total Investments 106.5% (cost $120,071)		119,350
Other Derivative Instruments (7.1)%		(7,926)
Other Assets and Liabilities, Net 0.6%		686
Total Net Assets 100.0%		112,110

(a) All or a portion of the security is subject to a written call option.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/FAMCO Flex Core Covered Call Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
American Express Company	Call	140.00	07/17/20	365	(14)
Apple Inc.	Call	300.00	06/19/20	254	(104)
AT&T Inc.	Call	39.00	10/16/20	487	(10)
BlackRock, Inc.	Call	450.00	09/18/20	54	(281)
BlackRock, Inc.	Call	480.00	10/16/20	53	(195)
Bristol-Myers Squibb Company	Call	65.00	09/18/20	592	(68)
Broadcom Inc.	Call	230.00	09/18/20	174	(579)
Caterpillar Inc.	Call	115.00	08/21/20	204	(245)
Chevron Corporation	Call	90.00	09/18/20	435	(130)
ConocoPhillips	Call	40.00	06/19/20	288	(30)
ConocoPhillips	Call	36.00	08/21/20	250	(65)
Constellation Brands, Inc.	Call	175.00	07/17/20	124	(59)
Corning Incorporated	Call	25.00	08/21/20	263	(28)
Corning Incorporated	Call	22.00	08/21/20	904	(226)
Costco Wholesale Corporation	Call	320.00	07/17/20	173	(136)
Delta Air Lines, Inc.	Call	35.00	09/18/20	385	(157)
Delta Air Lines, Inc.	Call	30.00	09/18/20	282	(168)
Dow Inc.	Call	35.00	09/18/20	289	(59)
International Business Machines Corporation	Call	115.00	09/18/20	229	(223)
JPMorgan Chase & Co.	Call	105.00	09/18/20	525	(252)
Lockheed Martin Corporation	Call	320.00	09/18/20	107	(520)
MasterCard Incorporated	Call	250.00	10/16/20	239	(690)
Medtronic Public Limited Company	Call	90.00	08/21/20	515	(492)
Merck & Co., Inc.	Call	87.50	06/19/20	451	(32)
Microsoft Corporation	Call	180.00	09/18/20	248	(164)
Microsoft Corporation	Call	175.00	09/18/20	248	(218)
Mondelez International, Inc.	Call	60.00	06/19/20	578	(30)
Mondelez International, Inc.	Call	55.00	09/18/20	223	(53)
Nucor Corporation	Call	40.00	10/16/20	410	(177)
Oracle Corporation	Call	55.00	09/18/20	636	(148)
Raytheon Company	Call	140.00	06/19/20	153	(152)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/FAMCO Flex Core Covered Call Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Stryker Corporation	Call	185.00	01/15/21	146	(270)
Texas Instruments Incorporated	Call	120.00	09/18/20	286	(104)
The Allstate Corporation	Call	115.00	07/17/20	262	(49)
The Blackstone Group Inc.	Call	52.50	01/15/21	223	(107)
The Blackstone Group Inc.	Call	47.00	01/15/21	487	(390)
The Boeing Company	Call	240.00	10/16/20	122	(96)
The Boeing Company	Call	200.00	10/16/20	82	(138)
The Home Depot, Inc.	Call	245.00	09/18/20	245	(99)
The Home Depot, Inc.	Call	230.00	09/18/20	55	(38)
The Kroger Co.	Call	30.00	06/19/20	634	(167)
The Kroger Co.	Call	31.00	10/16/20	636	(232)
Union Pacific Corporation	Call	155.00	06/19/20	108	(61)
United Parcel Service, Inc.	Call	100.00	07/17/20	177	(93)
United Technologies Corporation	Call	155.00	04/17/20	224	(2)
Whirlpool Corporation	Call	95.00	09/18/20	380	(375)
					(7,926)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 92.2%
United Kingdom 18.1%
Aon PLC - Class A	36	5,907
Coca-Cola European Partners PLC	84	3,177
Compass Group PLC	106	1,651
Dechra Pharmaceuticals PLC	31	897
Diageo PLC	133	4,264
Informa Switzerland Limited	415	2,262
Linde Public Limited Company	8	1,323
Relx PLC	186	4,002
Rentokil Initial PLC	365	1,757
Rio Tinto PLC	107	4,894
Tesco PLC	1,426	4,030
		34,164
Japan 12.8%
AEON Financial Service Co. Ltd.	124	1,319
Digital Garage Inc.	52	1,649
Fanuc Ltd.	7	915
Kao Corp.	53	4,366
Makita Corp.	130	3,945
NEXON Co.,Ltd.	175	2,857
Nintendo Co. Ltd.	15	5,947
Suzuki Motor Corp.	60	1,426
Yamaha Corp.	46	1,778
		24,202
France 10.7%
AtoS SE	31	2,066
Engie	410	4,227
Eurazeo SA	25	1,149
Sanofi SA	81	7,052
Vivendi SA	269	5,788
		20,282
Germany 8.5%
Beiersdorf AG	41	4,173
Infineon Technologies AG	81	1,169
Knorr - Bremse Aktiengesellschaft	20	1,746
SAP SE	36	4,024
TeamViewer AG (a)	43	1,715
Vonovia SE	66	3,262
		16,089
Switzerland 8.3%
ABB Ltd.	258	4,486
Alcon AG (a)	44	2,259
Julius Bar Gruppe AG	78	2,627
Novartis AG	77	6,323
		15,695
Ireland 7.7%
Accenture Public Limited Company - Class A	18	3,002
CRH Plc	118	3,232
Medtronic Public Limited Company	57	5,184
Ryanair Holdings Plc - ADR (a)	58	3,077
		14,495
Canada 6.4%
CAE Inc.	262	3,310
National Bank of Canada (b)	94	3,618
Suncor Energy Inc.	136	2,168
Toromont Industries Ltd.	67	2,935
		12,031
Hong Kong 5.1%
AIA Group Limited	762	6,865
ESR Cayman Limited (a)	451	965
Techtronic Industries Company Limited	270	1,742
		9,572
Denmark 3.1%
Carlsberg A/S - Class B	25	2,815
Genmab A/S (a)	15	3,039
		5,854
Italy 2.6%
Enel SpA	645	4,500
Technogym S.p.A.	81	534
		5,034
Israel 2.2%
Bank Leumi Le-Israel BM	240	1,321
Israel Discount Bank Ltd. - Class A	946	2,794
		4,115
Finland 2.0%
Sampo Oyj - Class A	127	3,715
Singapore 1.3%
DBS Group Holdings Ltd.	188	2,428
Spain 1.1%
Siemens Gamesa Renewable Energy, S.A.	142	2,131
Norway 1.1%
Equinor ASA	165	2,042
Sweden 0.7%
Hexagon Aktiebolag - Class B	31	1,323
Netherlands 0.5%
ASML Holding	4	1,029
Portugal 0.0%
Energias de Portugal SA	30	120
Total Common Stocks (cost $207,133)		174,321
PREFERRED STOCKS 2.3%
Germany 2.3%
Volkswagen AG (c)	37	4,338
Total Preferred Stocks (cost $6,652)		4,338
SHORT TERM INVESTMENTS 5.1%
Investment Companies 5.0%
JNL Government Money Market Fund - Institutional Class, 0.23% (d) (e)	9,534	9,534
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (d) (e)	102	102
Total Short Term Investments (cost $9,636)		9,636
Total Investments 99.6% (cost $223,421)		188,295
Other Assets and Liabilities, Net 0.4%		674
Total Net Assets 100.0%		188,969

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Equity Income Fund
COMMON STOCKS 98.2%
Financials 30.0%
American International Group, Inc.	111	2,680
Assurant, Inc.	43	4,450
Bank of America Corporation	277	5,880
Berkshire Hathaway Inc. - Class B (a)	71	12,975
Capital One Financial Corporation	28	1,392
Chubb Limited	42	4,698
Citigroup Inc.	90	3,805
JPMorgan Chase & Co.	133	12,002
LPL Financial Holdings Inc.	51	2,796
Morgan Stanley	195	6,622
State Street Corporation	36	1,894
The Charles Schwab Corporation	75	2,525
The Goldman Sachs Group, Inc.	54	8,388
U.S. Bancorp	100	3,453
Voya Financial, Inc.	129	5,224
Willis Towers Watson Public Limited Company	13	2,291
		81,075
Health Care 13.7%
AbbVie Inc. (b)	52	3,950
Anthem, Inc.	16	3,715
Becton, Dickinson and Company	25	5,829
Bristol-Myers Squibb Company	53	2,963
CVS Health Corporation	44	2,627
Eli Lilly & Co.	13	1,835
Humana Inc.	8	2,624
Medtronic Public Limited Company	102	9,181
Merck & Co., Inc.	58	4,458
		37,182
Information Technology 11.4%
Apple Inc.	8	2,008
Applied Materials, Inc.	91	4,173
Broadcom Inc.	6	1,478
Cisco Systems, Inc.	64	2,532
Corning Incorporated	173	3,548
Intel Corporation	115	6,200
International Business Machines Corporation	21	2,312
Microchip Technology Incorporated (b)	26	1,792
Qualcomm Incorporated	43	2,913
Western Digital Corporation	95	3,934
		30,890
Materials 10.3%
CF Industries Holdings Inc.	314	8,531
Dow Inc.	39	1,155
Freeport-McMoRan Inc. - Class B	409	2,759
Louisiana-Pacific Corp.	106	1,828
Martin Marietta Materials Inc.	26	4,941
MOS Holdings Inc. (b)	130	1,402
Newmont Corporation (b)	46	2,071
Vulcan Materials Co.	47	5,060
		27,747
Industrials 9.6%
Delta Air Lines Inc.	95	2,697
Eaton Corporation Public Limited Company	46	3,580
L3Harris Technologies, Inc. (b)	24	4,256
Northrop Grumman Systems Corp.	5	1,409
Quanta Services, Inc.	91	2,893
Trane Technologies Public Limited Company	22	1,799
Union Pacific Corporation	20	2,820
United Technologies Corporation	69	6,502
		25,956
Energy 6.5%
ConocoPhillips	109	3,355
Hess Corporation	148	4,934
Marathon Petroleum Corporation	157	3,717
Phillips 66	61	3,259
Pioneer Natural Resources Co.	31	2,184
		17,449
Consumer Staples 4.8%
Archer-Daniels-Midland Company	102	3,572
Colgate-Palmolive Co.	52	3,477
ConAgra Brands Inc.	44	1,282
PepsiCo, Inc.	20	2,373
Philip Morris International Inc.	33	2,410
		13,114
Consumer Discretionary 4.2%
General Motors Company	168	3,498
Las Vegas Sands Corp.	62	2,632
Lennar Corporation - Class A	71	2,695
Lowe`s Companies, Inc.	29	2,463
		11,288
Utilities 3.6%
Clearway Energy, Inc. - Class C	82	1,548
PPL Corporation	337	8,320
		9,868
Communication Services 3.1%
Alphabet Inc. - Class A (a)	2	2,553
AT&T Inc.	117	3,406
Omnicom Group Inc.	42	2,317
		8,276
Real Estate 1.0%
OUTFRONT Media Inc.	121	1,630
Weyerhaeuser Company	66	1,126
		2,756
Total Common Stocks (cost $357,626)		265,601
SHORT TERM INVESTMENTS 4.3%
Securities Lending Collateral 2.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	6,625	6,625
Investment Companies 1.8%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	4,928	4,928
Total Short Term Investments (cost $11,553)		11,553
Total Investments 102.5% (cost $369,179)		277,154
Other Assets and Liabilities, Net (2.5)%		(6,727)
Total Net Assets 100.0%		270,427

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund (a)
CORPORATE BONDS AND NOTES 46.4%
Financials 27.0%
AIG Global Funding
2.39%, (3M USD LIBOR + 0.48%), 07/02/20 (b) (c)	185	184
Bayer US Finance II LLC
1.85%, (3M USD LIBOR + 0.63%), 06/25/21 (b) (c)	1,935	1,821
BMW US Capital, LLC
2.26%, (3M USD LIBOR + 0.41%), 04/12/21 (b) (c)	425	414
Capital One Financial Corporation
1.95%, (3M USD LIBOR + 0.95%), 03/09/22 (b)	705	675
Capital One, National Association
2.92%, (3M USD LIBOR + 1.15%), 01/30/23 (b)	1,430	1,360
Caterpillar Financial Services Corporation
1.28%, (3M USD LIBOR + 0.28%), 09/07/21 (b)	230	223
Daimler Finance North America LLC
2.59%, (3M USD LIBOR + 0.90%), 02/15/22 (b) (c)	1,015	959
Harley-Davidson Financial Services, Inc.
2.20%, (3M USD LIBOR + 0.50%), 05/21/20 (b) (c)	1,350	1,351
HSBC Holdings PLC
2.29%, (3M USD LIBOR + 0.60%), 05/18/21 (b)	1,895	1,856
Marsh & Mclennan Companies, Inc.
2.57%, (3M USD LIBOR + 1.20%), 12/29/21 (b)	1,060	1,059
MET Tower Global Funding
1.74%, (SOFR + 0.55%), 01/17/23 (b) (c)	935	851
Morgan Stanley
1.86%, (SOFR + 0.70%), 01/20/23 (b)	2,645	2,462
New York Life Global Funding
2.29%, (3M USD LIBOR + 0.44%), 07/12/22 (b) (c)	1,360	1,304
Santander UK PLC
2.20%, (3M USD LIBOR + 0.62%), 06/01/21 (b)	1,185	1,185
The Goldman Sachs Group, Inc.
2.43%, (3M USD LIBOR + 0.75%), 02/23/23 (b)	1,930	1,821
The Toronto-Dominion Bank
1.63%, (SOFR + 0.48%), 01/27/23 (b) (d)	1,225	1,145
U.S. Bank National Association
1.40%, (3M USD LIBOR + 0.40%), 12/09/22 (b)	395	384
Wells Fargo Bank, National Association
2.14%, (3M USD LIBOR + 0.31%), 01/15/21 (b)	930	921
Westpac Banking Corporation
2.23%, (3M USD LIBOR + 0.39%), 01/13/23 (b)	405	388
		20,363
Health Care 7.4%
AbbVie Inc.
2.35%, (3M USD LIBOR + 0.65%), 11/21/22 (b) (c)	1,880	1,758
Bristol-Myers Squibb Company
2.07%, (3M USD LIBOR + 0.38%), 05/16/22 (b) (c)	825	805
Cigna Holding Company
1.49%, (3M USD LIBOR + 0.65%), 09/17/21 (b)	995	954
CVS Health Corporation
1.72%, (3M USD LIBOR + 0.72%), 03/09/21 (b)	2,125	2,067
		5,584
Communication Services 6.7%
AT&T Inc.
2.78%, (3M USD LIBOR + 0.95%), 07/15/21 (b)	2,435	2,376
2.59%, (3M USD LIBOR + 0.89%), 02/15/23 (b)	70	68
Comcast Corporation
2.35%, (3M USD LIBOR + 0.44%), 10/01/21 (b)	355	344
Verizon Communications Inc.
1.74%, (3M USD LIBOR + 1.00%), 03/16/22 (b)	2,400	2,266
		5,054
Energy 2.6%
BP Capital Markets P.L.C.
1.61%, (3M USD LIBOR + 0.87%), 09/16/21 (b)	375	366
MPLX LP
1.90%, (3M USD LIBOR + 0.90%), 09/09/21 (b)	1,690	1,631
		1,997
Utilities 2.0%
Florida Power & Light Company
2.14%, (3M USD LIBOR + 0.40%), 05/06/22 (b)	1,590	1,492
Industrials 0.7%
Otis Worldwide Corporation
2.09%, (3M USD LIBOR + 0.45%), 04/05/23 (b) (c)	510	510
Total Corporate Bonds And Notes (cost $36,565)		35,000
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.2%
Fifth Third Auto Trust
Series 2019-A2B-1, 0.87%, (1M USD LIBOR + 0.17%), 01/15/21 (b)	299	291
Ford Credit Auto Lease Trust
Series 2019-A2B-B, 0.96%, (1M USD LIBOR + 0.26%), 02/15/21 (b)	720	721
Series 2017-A3-A, 1.67%, 06/15/21	151	151
Series 2019-A2A-A, REMIC, 2.78%, 10/15/20	267	266
GM Financial Automobile Leasing Trust
Series 2019-A2B-2, 0.95%, (1M USD LIBOR + 0.18%), 09/20/20 (b)	327	327
Series 2019-A2B-3, 1.04%, (1M USD LIBOR + 0.27%), 12/20/20 (b)	1,262	1,262
Madison Avenue Trust, LLC
Series 2013-B-650M, 4.03%, 10/15/20 (b)	1,350	1,341
Nelnet Student Loan Trust
Series 2019-A1-7A, 1.45%, (1M USD LIBOR + 0.50%), 01/25/68 (b)	772	734
Toyota Auto Receivables Owner Trust
Series 2018-A2A-C, 2.77%, 05/15/20	433	434
USAA Auto Owner Trust
Series 2019-A2-1, REMIC, 2.26%, 01/15/21	328	327
Verizon Owner Trust
Series 2017-A-1A, 2.06%, 09/20/21	141	141
Series 2019-A1B-A, 1.10%, (1M USD LIBOR + 0.33%), 04/20/22 (b)	1,000	983
Series 2019-A1B-C, 1.19%, (1M USD LIBOR + 0.42%), 11/21/22 (b)	300	294
World Omni Auto Receivables Trust
Series 2019-A2-A, 3.02%, 10/15/20	467	465
Total Non-U.S. Government Agency Asset-Backed Securities (cost $7,824)		7,737
SHORT TERM INVESTMENTS 34.1%
Investment Companies 34.1%
JNL Government Money Market Fund - Institutional Class, 0.23% (e) (f)	25,751	25,751
Total Short Term Investments (cost $25,751)		25,751
Total Investments 90.7% (cost $70,140)		68,488
Other Derivative Instruments (2.7)%		(2,024)
Other Assets and Liabilities, Net 12.0%		9,014
Total Net Assets 100.0%		75,478

(a) Consolidated Schedule of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

net assets of these liquid securities was $9,957 and 13.2% of the Fund.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	49	May 2020	2,182	(350)	(327)
Brent Crude	125	May 2020	4,499	(24)	(792)
Cattle Feeder	22	May 2020	1,375	22	(23)
Cocoa	48	July 2020	1,163	(6)	(78)
Coffee "C"	24	July 2020	989	3	94
Copper	73	July 2020	4,393	124	(317)
Corn	349	July 2020	6,925	(25)	(887)
Cotton No. 2	27	July 2020	819	5	(132)
Crude Oil, WTI	126	June 2020	3,966	39	(878)
Gasoline, RBOB	107	June 2020	4,139	(66)	(1,177)
Gold, 100 Oz.	41	June 2020	6,248	(197)	298
KC HRW Wheat	110	July 2020	2,778	37	(31)
Lead	84	May 2020	4,038	(488)	(378)
Lean Hogs	61	June 2020	2,069	13	(597)
Live Cattle	37	July 2020	1,653	46	(290)
Low Sulfur Gasoil	86	May 2020	4,026	53	(1,491)
Natural Gas	102	June 2020	1,989	(42)	(198)
New York Harbor ULSD	100	June 2020	4,853	(61)	(579)
Nickel	39	May 2020	2,999	(350)	(316)
Palladium	2	June 2020	490	21	(29)
Platinum	75	July 2020	2,993	27	(256)
Silver	44	July 2020	3,159	4	(37)
Soybean	71	July 2020	3,295	11	(137)
Soybean Meal	134	July 2020	4,125	(27)	148
Soybean Oil	35	July 2020	610	3	(36)
Sugar No. 11	48	September 2020	626	(16)	(61)
Wheat	105	July 2020	2,991	23	(38)
Zinc	72	May 2020	4,074	(803)	(650)
				(2,024)	(9,195)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Currency Fund
GOVERNMENT AND AGENCY OBLIGATIONS 30.9%
U.S. Government Agency Obligations 30.9%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
1.55%, 01/15/21 (a)	5,000	5,046
Federal Farm Credit Banks Funding Corporation
0.75%, (1M USD LIBOR), 06/19/20 (a) (b)	3,000	2,998
Federal Home Loan Banks Office of Finance
0.75%, (3M USD LIBOR + -0.14%), 12/18/20 (a) (b)	3,545	3,538
Federal National Mortgage Association, Inc.
1.50%, 06/22/20 (a)	8,000	8,021
Total Government And Agency Obligations (cost $19,546)		19,603
SHORT TERM INVESTMENTS 82.2%
Investment Companies 35.7%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	22,583	22,583
U.S. Treasury Bill 33.1%
Treasury, United States Department of
0.55%, 05/05/20 (e)	9,000	8,995
0.00%, 07/02/20 (e)	12,000	11,996
		20,991
Discount Notes 13.4%
Federal Home Loan Mortgage Corporation
1.53%, 06/03/20 (a) (e)	8,500	8,498
Total Short Term Investments (cost $52,052)		52,072
Total Investments 113.1% (cost $71,598)		71,675
Other Derivative Instruments 2.1%		1,309
Other Assets and Liabilities, Net (15.2)%		(9,615)
Total Net Assets 100.0%		63,369

(a) The security is a direct debt of the agency and not collateralized by mortgages.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(e) The coupon rate represents the yield to maturity.

JNL/Neuberger Berman Currency Fund — Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	SCB	04/22/20	AUD	2,267	1,392	(34)
AUD/USD	SGB	04/22/20	AUD	20,960	12,871	(1,628)
AUD/USD	SSB	04/22/20	AUD	86,781	53,289	3,320
BRL/USD	GSC	04/22/20	BRL	30,162	5,804	(1,409)
CAD/USD	CIT	04/22/20	CAD	27,076	19,226	(1,488)
CAD/USD	SCB	04/22/20	CAD	4,659	3,308	(171)
CAD/USD	SGB	04/22/20	CAD	109,785	77,956	(6,077)
CAD/USD	SSB	04/22/20	CAD	4,691	3,331	(259)
CHF/USD	CIT	04/22/20	CHF	12,159	12,631	(47)
CHF/USD	CIT	04/22/20	CHF	2,806	2,915	47
CHF/USD	GSC	04/22/20	CHF	13,940	14,483	(62)
CHF/USD	GSC	04/22/20	CHF	8,464	8,794	102
CHF/USD	SCB	04/22/20	CHF	7,024	7,297	(137)
CHF/USD	SCB	04/22/20	CHF	2,677	2,781	34
CHF/USD	SSB	04/22/20	CHF	65,103	67,632	(66)
CLP/USD	GSC	04/22/20	CLP	303,623	355	(39)
CLP/USD	RBC	04/22/20	CLP	1,089,420	1,274	(130)
CZK/USD	CIT	04/22/20	CZK	45,560	1,835	(185)
CZK/USD	SSB	04/22/20	CZK	18,586	749	(72)
EUR/USD	CIT	04/22/20	EUR	2,644	2,915	(23)
EUR/USD	CIT	04/22/20	EUR	2,457	2,709	28
EUR/USD	GSC	04/22/20	EUR	33,937	37,416	(625)
EUR/USD	GSC	04/22/20	EUR	2,007	2,212	12
EUR/USD	JPM	04/22/20	EUR	36,719	40,485	(592)
EUR/USD	RBC	04/22/20	EUR	7,206	7,946	(122)
EUR/USD	SCB	04/22/20	EUR	12,653	13,951	(193)
EUR/USD	SCB	04/22/20	EUR	2,345	2,585	29
EUR/USD	SGB	04/22/20	EUR	119	131	(2)
EUR/USD	SSB	04/22/20	EUR	1,277	1,408	(4)
EUR/USD	SSB	04/22/20	EUR	2,539	2,800	48
GBP/USD	CIT	04/22/20	GBP	1,340	1,668	82
GBP/USD	GSC	04/22/20	GBP	3,187	3,966	(166)
GBP/USD	GSC	04/22/20	GBP	18,635	23,190	1,757
GBP/USD	JPM	04/22/20	GBP	26,012	32,370	(1,555)
GBP/USD	SCB	04/22/20	GBP	1,039	1,293	(52)
GBP/USD	SCB	04/22/20	GBP	774	964	8
GBP/USD	SGB	04/22/20	GBP	6,056	7,537	(365)
HUF/USD	GSC	04/22/20	HUF	919,312	2,804	(290)
JPY/USD	CIT	04/22/20	JPY	289,217	2,689	(41)
JPY/USD	CIT	04/22/20	JPY	1,727,213	16,060	279
JPY/USD	GSC	04/22/20	JPY	112,847	1,049	18
JPY/USD	RBC	04/22/20	JPY	1,323,736	12,308	192
JPY/USD	SCB	04/22/20	JPY	141,614	1,317	(11)
JPY/USD	SCB	04/22/20	JPY	1,187,815	11,045	194
JPY/USD	SSB	04/22/20	JPY	1,809,620	16,826	289
KRW/USD	CIT	04/22/20	KRW	3,354,942	2,758	(150)
KRW/USD	SCB	04/22/20	KRW	1,667,517	1,371	(19)
MXN/USD	CIT	04/22/20	MXN	25,105	1,060	54
MXN/USD	GSC	04/22/20	MXN	138,286	5,841	(1,420)
MXN/USD	SCB	04/22/20	MXN	24,764	1,046	(78)
MXN/USD	SSB	04/22/20	MXN	137,474	5,807	(1,396)
NOK/USD	CIT	04/22/20	NOK	236,906	22,759	(3,797)
NOK/USD	GSC	04/22/20	NOK	17,048	1,638	(206)
NOK/USD	RBC	04/22/20	NOK	137,367	13,197	(2,263)
NOK/USD	SGB	04/22/20	NOK	203,049	19,507	(3,370)
NZD/USD	CIT	04/22/20	NZD	1,283	764	5
NZD/USD	RBC	04/22/20	NZD	63	38	(4)
NZD/USD	RBC	04/22/20	NZD	41,241	24,547	1,172
NZD/USD	SCB	04/22/20	NZD	3,412	2,031	(99)
NZD/USD	SCB	04/22/20	NZD	41,300	24,582	1,170
NZD/USD	SSB	04/22/20	NZD	13,515	8,044	(798)
PLN/USD	CIT	04/22/20	PLN	9,449	2,284	(209)
SEK/USD	JPM	04/22/20	SEK	64,830	6,535	(346)
SEK/USD	RBC	04/22/20	SEK	363,074	36,598	(1,861)
SEK/USD	SCB	04/22/20	SEK	68,594	6,914	(365)
TRY/USD	GSC	04/22/20	TRY	4,212	634	(67)
TRY/USD	SSB	04/22/20	TRY	4,069	612	(65)
USD/AUD	JPM	04/22/20	AUD	(14,200)	(8,720)	1,102
USD/AUD	RBC	04/22/20	AUD	(18,782)	(11,533)	1,437
USD/AUD	SCB	04/22/20	AUD	(6,297)	(3,867)	(61)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/AUD	SCB	04/22/20	AUD	(9,816)	(6,028)	765
USD/AUD	SSB	04/22/20	AUD	(49,612)	(30,465)	3,844
USD/BRL	SCB	04/22/20	BRL	(23,563)	(4,535)	434
USD/CAD	CIT	04/22/20	CAD	(65,993)	(46,860)	(1,478)
USD/CAD	CIT	04/22/20	CAD	(1,760)	(1,250)	75
USD/CAD	JPM	04/22/20	CAD	(14,644)	(10,398)	809
USD/CAD	SCB	04/22/20	CAD	(3,382)	(2,402)	187
USD/CAD	SSB	04/22/20	CAD	(66,077)	(46,920)	(1,471)
USD/CAD	SSB	04/22/20	CAD	(1,918)	(1,362)	21
USD/CHF	CIT	04/22/20	CHF	(1,254)	(1,303)	2
USD/CHF	GSC	04/22/20	CHF	(851)	(885)	(13)
USD/CHF	JPM	04/22/20	CHF	(1,106)	(1,149)	—
USD/CHF	RBC	04/22/20	CHF	(40,792)	(42,376)	147
USD/CHF	SCB	04/22/20	CHF	(2,880)	(2,992)	—
USD/CHF	SGB	04/22/20	CHF	(69,273)	(71,965)	17
USD/CLP	CIT	04/22/20	CLP	(303,615)	(355)	39
USD/CZK	GSC	04/22/20	CZK	(64,146)	(2,584)	242
USD/EUR	CIT	04/22/20	EUR	(5,102)	(5,626)	(45)
USD/EUR	CIT	04/22/20	EUR	(7,705)	(8,494)	124
USD/EUR	GSC	04/22/20	EUR	(7,671)	(8,459)	(126)
USD/EUR	GSC	04/22/20	EUR	(8,381)	(9,242)	154
USD/EUR	RBC	04/22/20	EUR	(1,229)	(1,355)	16
USD/EUR	SCB	04/22/20	EUR	(2,465)	(2,718)	(10)
USD/EUR	SCB	04/22/20	EUR	(2,991)	(3,297)	65
USD/EUR	SSB	04/22/20	EUR	(74,789)	(82,460)	1,201
USD/GBP	CIT	04/22/20	GBP	(1,137)	(1,415)	(24)
USD/GBP	GSC	04/22/20	GBP	(17,538)	(21,825)	1,061
USD/GBP	SCB	04/22/20	GBP	(5,678)	(7,065)	338
USD/GBP	SSB	04/22/20	GBP	(29,887)	(37,192)	1,809
USD/HUF	CIT	04/22/20	HUF	(699,054)	(2,132)	217
USD/HUF	SSB	04/22/20	HUF	(220,279)	(672)	68
USD/JPY	CIT	04/22/20	JPY	(817,238)	(7,599)	(156)
USD/JPY	CIT	04/22/20	JPY	(304,725)	(2,833)	44
USD/JPY	GSC	04/22/20	JPY	(184,003)	(1,710)	(25)
USD/JPY	GSC	04/22/20	JPY	(151,608)	(1,410)	5
USD/JPY	JPM	04/22/20	JPY	(1,331,522)	(12,381)	(214)
USD/JPY	SCB	04/22/20	JPY	(822,258)	(7,646)	(124)
USD/JPY	SCB	04/22/20	JPY	(492,659)	(4,582)	135
USD/JPY	SGB	04/22/20	JPY	(1,428,258)	(13,280)	(236)
USD/JPY	GSC	05/20/20	JPY	(146,794)	(1,365)	71
USD/KRW	GSC	04/22/20	KRW	(4,158,106)	(3,417)	135
USD/KRW	SSB	04/22/20	KRW	(865,791)	(712)	39
USD/MXN	GSC	04/22/20	MXN	(264,446)	(11,170)	(703)
USD/MXN	GSC	04/22/20	MXN	(39,058)	(1,650)	434
USD/MXN	RBC	04/22/20	MXN	(10,103)	(427)	103
USD/MXN	SCB	04/22/20	MXN	(12,095)	(511)	123
USD/NOK	CIT	04/22/20	NOK	(112,720)	(10,829)	(713)
USD/NOK	GSC	04/22/20	NOK	(13,236)	(1,272)	(89)
USD/NOK	GSC	04/22/20	NOK	(206,947)	(19,881)	3,433
USD/NOK	JPM	04/22/20	NOK	(114,744)	(11,023)	1,895
USD/NOK	SCB	04/22/20	NOK	(123,937)	(11,906)	1,734
USD/NZD	JPM	04/22/20	NZD	(9,482)	(5,644)	634
USD/NZD	SCB	04/22/20	NZD	(27,122)	(16,143)	1,770
USD/NZD	SGB	04/22/20	NZD	(76,556)	(45,566)	5,105
USD/PLN	GSC	04/22/20	PLN	(9,449)	(2,283)	211
USD/SEK	RBC	04/22/20	SEK	(272,730)	(27,492)	(1,030)
USD/SEK	SCB	04/22/20	SEK	(37,477)	(3,778)	171
USD/SEK	SGB	04/22/20	SEK	(144,121)	(14,528)	775
USD/TRY	RBC	04/22/20	TRY	(16,787)	(2,526)	229
USD/ZAR	GSC	04/22/20	ZAR	(50,891)	(2,848)	641
USD/ZAR	SSB	04/22/20	ZAR	(10,278)	(575)	129
ZAR/USD	CIT	04/22/20	ZAR	21,152	1,184	(269)
ZAR/USD	GSC	04/22/20	ZAR	19,109	1,069	(197)
ZAR/USD	RBC	04/22/20	ZAR	20,915	1,171	(179)
					2,670	1,309

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Nicholas Convertible Arbitrage Fund
CORPORATE BONDS AND NOTES 77.0%
Information Technology 39.4%
Akamai Technologies, Inc.
0.38%, 09/01/27 (a) (b) (c)	6,000	6,014
Alteryx, Inc.
0.50%, 08/01/24 (a) (b) (c)	4,720	4,266
Coupa Software Incorporated
0.13%, 06/15/25 (b) (c)	2,210	2,529
Cree, Inc.
0.88%, 09/01/23 (a) (b)	2,735	2,520
CyberArk Software Ltd.
0.00%, 11/15/24 (b) (c) (d)	2,105	1,862
DocuSign, Inc.
0.50%, 09/15/23 (a) (b)	2,280	3,201
Enphase Energy, Inc.
0.25%, 03/01/25 (b) (c)	855	688
Everbridge, Inc.
0.13%, 12/15/24 (a) (b) (c)	2,115	2,441
J2 Cloud Services, LLC
1.75%, 11/01/26 (b) (c)	1,950	1,779
Lumentum Holdings Inc.
0.50%, 12/15/26 (b) (c)	2,625	2,660
Microchip Technology Incorporated
1.63%, 02/15/27 (b)	1,075	1,110
Nuance Communications, Inc.
1.00%, 12/15/35 (b)	2,615	2,502
Okta, Inc.
0.13%, 09/01/25 (a) (b) (c)	2,925	2,780
On Semiconductor Corporation
1.63%, 10/15/23 (b)	1,345	1,341
Palo Alto Networks, Inc.
0.75%, 07/01/23 (b)	4,120	3,968
Proofpoint, Inc.
0.25%, 08/15/24 (b) (c)	1,450	1,359
RingCentral, Inc.
0.00%, 03/01/25 (b) (c) (d)	3,095	2,901
Splunk Inc.
0.50%, 09/15/23 (a) (b)	3,655	3,916
Square, Inc.
0.50%, 05/15/23 (b)	3,460	3,551
0.13%, 03/01/25 (b) (c)	1,510	1,308
Twilio Inc.
0.25%, 06/01/23 (b)	660	928
		53,624
Health Care 14.3%
Bridgebio Pharma, Inc.
2.50%, 03/15/27 (b) (c)	750	705
Exact Sciences Corporation
0.38%, 03/01/28 (b)	3,110	2,457
Horizon Pharma Investment Limited
2.50%, 03/15/22 (a) (b)	1,125	1,303
Illumina, Inc.
0.50%, 06/15/21 (a) (b)	4,750	5,856
Insulet Corporation
0.38%, 09/01/26 (a) (b) (c)	2,785	2,859
Repligen Corporation
0.38%, 07/15/24 (b)	2,825	2,972
Sarepta Therapeutics, Inc.
1.50%, 11/15/24 (b)	975	1,477
Teladoc Health, Inc.
1.38%, 05/15/25 (b)	650	1,900
		19,529
Communication Services 14.1%
Dish Network Corporation
3.38%, 08/15/26 (b)	3,175	2,552
Liberty Media Corporation
1.38%, 10/15/23 (a) (b)	2,785	2,675
2.25%, 12/01/48 (b) (c)	2,075	1,974
2.75%, 12/01/49 (a) (b) (c)	3,570	3,057
Snap Inc.
0.75%, 08/01/26 (a) (b) (c)	3,465	3,022
Twitter, Inc.
0.25%, 06/15/24 (b)	1,545	1,386
Zillow Group, Inc.
1.50%, 07/01/23 (b)	2,800	2,355
Zynga Inc.
0.25%, 06/01/24 (b) (c)	2,085	2,166
		19,187
Consumer Discretionary 4.2%
Booking Holdings Inc.
0.90%, 09/15/21 (b)	2,000	2,010
Chegg, Inc.
0.13%, 03/15/25 (a) (b) (c)	3,945	3,775
		5,785
Financials 4.1%
BOFA Finance LLC
0.13%, 09/01/22 (b)	2,850	2,824
JPMorgan Chase Bank, National Association
0.13%, 01/01/23 (b) (c)	2,695	2,779
		5,603
Real Estate 0.9%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.
4.13%, 09/01/22 (a) (b)	1,285	1,207
Total Corporate Bonds And Notes (cost $109,362)		104,935
PREFERRED STOCKS 5.7%
Health Care 3.4%
Danaher Corporation, 4.75%, 04/15/22 (b)	4	3,864
Elanco Animal Health, 5.00%, 02/01/23 (b) (e)	20	827
		4,691
Information Technology 1.5%
Broadcom Inc., 8.00%, 09/30/22 (b)	2	1,967
Real Estate 0.8%
Crown Castle International Corp. - Series A, 6.88%, 08/01/20 (b)	1	1,038
Total Preferred Stocks (cost $8,225)		7,696
SHORT TERM INVESTMENTS 13.0%
Investment Companies 13.0%
JNL Government Money Market Fund - Institutional Class, 0.23% (f) (g)	17,744	17,744
Total Short Term Investments (cost $17,744)		17,744
Total Investments 95.7% (cost $135,331)		130,375
Total Securities Sold Short (35.9)% (proceeds $53,296)		(48,934)
Other Assets and Liabilities, Net 40.2%		54,819
Total Net Assets 100.0%		136,260

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Convertible security.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $50,924 and 37.4% of the Fund.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Non-income producing security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (35.9%)
COMMON STOCKS (32.3%)
Information Technology (15.3%)
Akamai Technologies, Inc.	(23)	(2,141)
Alteryx, Inc. - Class A	(11)	(1,066)
Broadcom Inc.	(5)	(1,191)
Coupa Software Incorporated	(9)	(1,258)
Cree, Inc.	(21)	(727)
CyberArk Software Ltd.	(9)	(766)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
DocuSign, Inc.	(23)	(2,123)
Enphase Energy, Inc.	(5)	(161)
Everbridge, Inc.	(11)	(1,201)
J2 Cloud Services, LLC	(7)	(528)
Lumentum Holdings Inc.	(15)	(1,076)
Microchip Technology Incorporated	(11)	(724)
Nuance Communications, Inc.	(47)	(789)
Okta, Inc. - Class A	(7)	(880)
On Semiconductor Corporation	(34)	(424)
Palo Alto Networks, Inc.	(6)	(1,041)
Proofpoint, Inc.	(5)	(457)
RingCentral, Inc. - Class A	(3)	(673)
Splunk Inc.	(13)	(1,655)
Square, Inc. - Class A	(26)	(1,359)
Twilio Inc. - Class A	(7)	(600)
		(20,840)
Health Care (9.4%)
Bridgebio Pharma, Inc.	(10)	(281)
Danaher Corporation	(21)	(2,898)
Elanco Animal Health	(19)	(434)
Exact Sciences Corporation	(16)	(920)
Horizon Therapeutics Public Limited Company	(19)	(573)
Illumina, Inc.	(12)	(3,313)
Insulet Corporation	(5)	(787)
Repligen Corporation	(12)	(1,183)
Sarepta Therapeutics, Inc.	(10)	(974)
Teladoc Health, Inc.	(10)	(1,504)
		(12,867)
Communication Services (4.8%)
Charter Communications, Inc. - Class A	(1)	(382)
Dish Network Corporation - Class A	(24)	(488)
Live Nation Entertainment, Inc.	(14)	(641)
Sirius XM Holdings Inc.	(473)	(2,334)
Snap Inc. - Class A	(76)	(904)
Twitter, Inc.	(12)	(292)
Zillow Group, Inc. - Class C	(16)	(580)
Zynga Inc. - Class A	(126)	(862)
		(6,483)
Consumer Discretionary (1.6%)
Alibaba Group Holding Limited - ADS	(4)	(681)
Booking Holdings Inc.	—	(269)
Chegg, Inc.	(35)	(1,232)
		(2,182)
Real Estate (1.2%)
Crown Castle International Corp.	(7)	(1,018)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(28)	(578)
		(1,596)
Total Common Stocks (proceeds $47,692)		(43,968)
INVESTMENT COMPANIES (3.6%)
iShares Russell 2000 Growth ETF	(23)	(3,677)
SPDR S&P 500 ETF	(5)	(1,289)
Total Investment Companies (proceeds $5,604)		(4,966)
Total Securities Sold Short (35.9%) (proceeds $53,296)		(48,934)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 68.6%
Financials 32.0%
AerCap Ireland Capital Designated Activity Company
3.50%, 05/26/22 - 01/15/25	400	335
4.45%, 04/03/26	600	488
3.65%, 07/21/27	1,400	1,083
AerCap Ireland Limited
4.25%, 07/01/20	500	495
4.50%, 05/15/21	450	412
3.95%, 02/01/22	400	348
AIA Group Limited
3.60%, 04/09/29 (a)	1,200	1,246
AIB Group Public Limited Company
4.26%, 04/10/25 (a)	600	576
Ally Financial Inc.
3.88%, 05/21/24 (b)	100	94
8.00%, 11/01/31	500	579
Ambac LSNI, LLC
6.94%, (3M USD LIBOR + 5.00%), 02/12/23 (a) (c)	469	444
Amcor Finance (USA), Inc.
3.63%, 04/28/26 (a)	400	412
American Financial Group, Inc.
3.50%, 08/15/26	900	855
American International Group, Inc.
5.75%, 04/01/48	100	88
4.38%, 01/15/55	400	375
Avolon Holdings Funding Limited
5.13%, 10/01/23 (a)	800	669
5.25%, 05/15/24 (a)	500	403
Axis Bank Limited
3.25%, 05/21/20 (a)	500	500
Axis Bank Limited Singapore Branch
3.25%, 05/21/20 (d)	200	200
AXIS Specialty Finance PLC
4.00%, 12/06/27	700	743
Azul Investments LLP
5.88%, 10/26/24 (a)	100	57
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (callable at 100 beginning 09/24/23), EUR (d) (e)	600	553
Banco Bradesco S.A.
2.85%, 01/27/23 (a)	2,500	2,373
Banco do Brasil S.A
4.75%, 03/20/24 (d)	200	194
4.63%, 01/15/25 (a)	300	289
Banco General, S.A.
4.13%, 08/07/27 (a)	200	184
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (callable at 100 beginning 09/27/24) (a) (e)	1,000	766
Banco Santander, S.A.
3.31%, 06/27/29	600	584
Banco Santander-Chile
2.70%, 01/10/25 (a)	1,600	1,505
Banco Votorantim S.A.
4.50%, 09/24/24 (d)	1,000	901
Bancolombia SA
4.63%, 12/18/29	1,200	1,061
Bank of America Corporation
4.30%, (callable at 100 beginning 01/28/25) (e)	2,700	2,323
5.13%, (callable at 100 beginning 06/20/24) (e)	1,600	1,495
3.56%, 04/23/27	500	523
3.82%, 01/20/28 (c)	5,000	5,290
3.42%, 12/20/28	631	651
4.27%, 07/23/29	900	972
3.97%, 02/07/30	10,100	10,877
Barclays Bank PLC
7.63%, 11/21/22	2,400	2,456
Barclays PLC
7.13%, (callable at 100 beginning 06/15/25), GBP (e)	900	950
7.75%, (callable at 100 beginning 09/15/23) (e) (f)	1,100	972
7.88%, (callable at 100 beginning 03/15/22) (d) (e)	2,200	2,034
1.88%, 03/23/21, EUR (d)	200	220
3.07%, (3M USD LIBOR + 1.38%), 05/16/24 (b) (c)	2,477	2,366
4.34%, 05/16/24 (c) (f)	200	200
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	500	513
4.25%, 12/15/25 (a)	300	309
BBVA Bancomer, S.A.
6.75%, 09/30/22 (a)	1,051	1,043
6.75%, 09/30/22 (b) (d)	329	327
5.13%, 01/18/33 (b) (d)	600	495
5.88%, 09/13/34 (a)	500	405
BGC Partners, Inc.
5.13%, 05/27/21	1,100	1,110
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (a)	800	845
BNP Paribas
7.00%, (callable at 100 beginning 08/16/28) (a) (e)	200	197
2.82%, 11/19/25 (a)	5,500	5,344
4.40%, 08/14/28 (a)	900	964
Boral Finance Pty Limited
3.75%, 05/01/28 (a)	1,300	1,218
BPCE
2.90%, (3M USD LIBOR + 1.22%), 05/22/22 (a) (c)	500	491
2.75%, 01/11/23 (a)	2,500	2,469
Brookfield Financial, Inc.
3.90%, 01/25/28	500	506
Brookfield Financial, LLC
4.00%, 04/01/24	500	510
BTG Pactual Holding S.A.
5.50%, 01/31/23 (a)	600	569
4.50%, 01/10/25 (a)	2,700	2,347
Cantor Fitzgerald, L.P.
4.88%, 05/01/24 (a) (g)	600	616
Carlyle Finance LLC
3.50%, 09/19/29 (a)	500	471
Cemex Finance LLC
6.00%, 04/01/24 (d)	300	256
China Construction Bank (New Zealand) Limited
2.62%, (3M USD LIBOR + 0.75%), 12/20/21 (c) (d)	500	499
Cielo USA Inc.
3.75%, 11/16/22 (a)	600	555
Citigroup Inc.
4.70%, (callable at 100 beginning 01/30/25) (e)	1,600	1,365
5.00%, (callable at 100 beginning 09/12/24) (e)	2,200	2,022
5.95%, (callable at 100 beginning 05/15/25) (e)	1,100	1,065
2.90%, 12/08/21 (b)	100	101
2.88%, 07/24/23	900	907
2.60%, (3M USD LIBOR + 1.02%), 06/01/24 (c)	600	600
4.08%, 04/23/29	1,200	1,265
2.98%, 11/05/30	5,800	5,613
Citizens Bank, National Association
3.75%, 02/18/26	600	612
CME Group Inc.
3.00%, 03/15/25	725	760
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (d) (e)	1,800	1,889
3.75%, 07/21/26	1,000	952
Credit Agricole SA
3.75%, 04/24/23 (a)	250	255
2.38%, 01/22/25 (a) (f)	500	488
Credit Suisse (USA), Inc.
3.00%, 10/29/21	300	306

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Credit Suisse Group AG
5.10%, (callable at 100 beginning 01/24/30) (a) (e)	3,100	2,443
6.38%, (callable at 100 beginning 08/21/26) (a) (e)	1,100	968
7.25%, (callable at 100 beginning 09/12/25) (a) (e)	3,200	2,919
7.50%, (callable at 100 beginning 07/17/23) (a) (e)	5,700	5,351
6.50%, 08/08/23 (d)	300	304
6.50%, 08/08/23 (a)	200	203
2.59%, 09/11/25 (a)	1,700	1,625
3.87%, 01/12/29 (a)	700	708
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	900	923
3.75%, 03/26/25	800	806
4.55%, 04/17/26	700	739
Credit Suisse Holdings (USA), Inc.
2.10%, 11/12/21	600	597
DAE Funding LLC
5.75%, 11/15/23 (a)	1,100	1,020
Daimler Finance North America LLC
3.75%, 11/05/21 (a)	3,700	3,672
Danske Bank A/S
3.24%, 12/20/25 (a)	1,000	952
Deutsche Bank Aktiengesellschaft
6.00%, (callable at 100 beginning 10/30/25) (e)	1,400	928
2.82%, (3M USD LIBOR + 0.97%), 07/13/20 (c)	1,100	1,094
3.15%, 01/22/21	500	493
4.25%, 10/14/21	2,200	2,092
5.00%, 02/14/22	900	887
2.88%, (3M USD LIBOR + 1.19%), 11/16/22 (c)	500	490
3.30%, 11/16/22	300	295
Diamond Finance International Limited
4.42%, 06/15/21 (a)	1,400	1,406
5.45%, 06/15/23 (a)	7,825	8,109
6.02%, 06/15/26 (a)	2,800	2,955
Digital Realty Trust, L.P.
3.60%, 07/01/29	100	97
Digital Stout Holding, LLC
3.75%, 10/17/30, GBP (d)	300	382
Discover Bank
3.10%, 06/04/20	250	249
2.70%, 02/06/30 (b)	1,300	1,145
Discover Financial Services
4.10%, 02/09/27	400	380
E*Trade Financial Corporation
5.88%, (callable at 100 beginning 09/15/26) (e)	1,000	944
4.50%, 06/20/28	2,500	2,568
Emerald Bay SA
0.00%, 10/19/20, EUR (a) (h)	100	107
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (a)	600	647
Fairstone Financial Inc.
7.88%, 07/15/24 (a)	500	472
Fidelity National Financial, Inc.
5.50%, 09/01/22	300	312
First American Financial Corporation
4.30%, 02/01/23	650	686
4.60%, 11/15/24	200	210
Flagstar Bancorp, Inc.
6.13%, 07/15/21	800	812
FMR LLC
4.95%, 02/01/33 (a)	700	848
Ford Motor Credit Company LLC
5.88%, 08/02/21	300	294
5.60%, 01/07/22	1,700	1,653
2.84%, (3M USD LIBOR + 1.08%), 08/03/22 (c)	1,400	1,107
3.55%, 10/07/22	2,200	2,020
3.09%, 01/09/23	4,600	4,137
3.10%, 05/04/23	200	177
1.74%, 07/19/24, EUR	3,000	2,587
Freedom Mortgage Corporation
10.75%, 04/01/24 (a)	1,200	1,032
8.13%, 11/15/24 (a)	100	80
8.25%, 04/15/25 (a)	100	79
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	800	863
General Motors Financial Company, Inc.
3.39%, (3M USD LIBOR + 1.55%), 01/14/22 (c)	200	177
2.68%, (3M USD LIBOR + 1.31%), 06/30/22 (c)	400	337
3.55%, 07/08/22	1,500	1,385
Glencore Funding LLC
4.13%, 03/12/24 (a)	1,000	935
Greene King Finance PLC
5.32%, 09/15/31, GBP (d) (i)	396	571
High Street Funding Trust I
4.11%, 02/15/28	100	103
HSBC Holdings PLC
4.75%, (callable at 100 beginning 07/04/29), EUR (d) (e)	800	756
5.88%, (callable at 100 beginning 09/28/26), GBP (e)	700	772
6.50%, (callable at 100 beginning 03/23/28) (e) (f)	400	373
6.88%, (callable at 100 beginning 06/01/21) (b) (e) (f)	600	598
3.60%, 05/25/23	800	820
2.63%, 11/07/25 (f)	1,200	1,181
4.30%, 03/08/26	725	774
3.90%, 05/25/26	600	635
2.16%, (3M USD LIBOR + 1.38%), 09/12/26 (c) (f)	500	422
4.04%, 03/13/28 (c)	200	203
3.00%, 07/22/28, GBP (f)	700	857
4.58%, 06/19/29 (f)	1,100	1,165
3.97%, 05/22/30 (b)	6,700	6,778
Imperial Brands Finance PLC
3.75%, 07/21/22 (a)	900	898
3.50%, 02/11/23 (a)	400	397
3.13%, 07/26/24 (a) (g)	500	488
3.50%, 07/26/26 (a) (g)	800	754
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch
2.68%, (3M USD LIBOR + 0.75%), 12/21/21 (c) (d)	800	799
ING Groep N.V.
5.75%, (callable at 100 beginning 11/16/26) (e)	700	604
4.63%, 01/06/26 (a)	1,000	1,055
Intesa Sanpaolo S.p.A.
7.75%, (callable at 100 beginning 01/11/27), EUR (d) (e)	600	606
6.50%, 02/24/21 (a)	250	253
5.71%, 01/15/26 (a)	875	883
Itau Unibanco Holding S.A.
3.25%, 01/24/25 (a)	2,300	2,137
Jefferies Finance LLC
7.25%, 08/15/24 (a)	400	348
JPMorgan Chase & Co.
4.00%, (callable at 100 beginning 04/01/25) (e)	4,700	4,020
4.60%, (callable at 100 beginning 02/01/25) (b) (e)	1,200	1,057
5.24%, (3M USD LIBOR + 3.47%), (callable at 100 beginning 07/30/20) (c) (e)	537	480
3.56%, 04/23/24	235	244
3.22%, 03/01/25	1,380	1,430
2.30%, 10/15/25	2,800	2,792
3.30%, 04/01/26	1,700	1,784
3.78%, 02/01/28 (c)	7,000	7,489
2.74%, 10/15/30	11,100	11,117
Lazard Group LLC
3.75%, 02/13/25	300	287
4.50%, 09/19/28	1,200	1,191
4.38%, 03/11/29	400	404
LeasePlan Corporation N.V.
2.88%, 10/24/24 (a)	5,300	5,211
Legg Mason, Inc.
3.95%, 07/15/24	100	106
Level 3 Financing, Inc.
3.88%, 11/15/29 (a)	1,300	1,233

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Lloyds Banking Group PLC
7.63%, (callable at 100 beginning 06/27/23), GBP (d) (e) (f)	1,000	1,042
2.00%, (3M USD LIBOR + 0.80%), 06/21/21 (c)	400	381
4.05%, 08/16/23 (f)	1,600	1,650
4.45%, 05/08/25 (f)	800	854
4.58%, 12/10/25	400	408
2.44%, 02/05/26 (f)	600	568
Meiji Yasuda Life Insurance Company
5.10%, 04/26/48 (a)	200	211
Mitsubishi UFJ Financial Group Inc
2.65%, (3M USD LIBOR + 0.86%), 07/26/23 (c)	300	281
2.80%, 07/18/24	1,800	1,824
Mitsubishi UFJ Lease & Finance Company Limited
2.65%, 09/19/22 (a)	700	693
Mizuho Financial Group Inc
2.63%, 04/12/21 (a)	700	707
1.65%, (3M USD LIBOR + 0.88%), 09/11/22 (c)	800	755
1.62%, (3M USD LIBOR + 0.85%), 09/13/23 (c)	2,200	2,095
2.87%, 09/13/30	4,400	4,220
Moody's Corporation
4.50%, 09/01/22	200	205
4.88%, 02/15/24	290	308
Morgan Stanley
3.13%, 01/23/23	3,400	3,476
2.28%, (3M CIDOR + 0.30%), 02/03/23, CAD (c)	2,200	1,540
3.88%, 01/27/26	300	324
MUFG Americas Holdings Corporation
3.00%, 02/10/25	800	783
MUFG Union Bank, National Association
2.10%, 12/09/22	1,300	1,259
Multibank, Inc.
4.38%, 11/09/22 (a)	200	183
Muthoot Finance Limited
4.40%, 09/02/23 (a)	2,300	1,799
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,600	1,504
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (a)	800	671
Nationwide Building Society
10.25%, GBP (e)	535	872
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (a) (b)	500	440
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (e) (f)	1,200	1,100
Navient Corporation
5.88%, 03/25/21	100	99
6.50%, 06/15/22	200	194
New York Life Insurance Company
4.45%, 05/15/69 (a)	600	617
Nippon Life Insurance Company of America
3.40%, 01/23/50 (a)	1,300	1,250
Nomura Holdings, Inc.
2.65%, 01/16/25	1,200	1,175
3.10%, 01/16/30	1,300	1,223
Nordea Bank Abp
6.63%, (callable at 100 beginning 03/26/26) (a) (e)	300	272
Novatek Finance Designated Activity Company
4.42%, 12/13/22 (d)	500	499
NTT Finance Corporation
1.90%, 07/21/21 (d)	2,050	2,037
Nuveen Finance, LLC
4.13%, 11/01/24 (a)	500	490
Ohio National Financial Services, Inc.
5.55%, 01/24/30 (a)	3,100	3,066
Pacific National Finance Pty Ltd
4.63%, 09/23/20 (a)	600	608
Petrobras Global Finance B.V.
5.09%, 01/15/30 (a)	178	162
7.25%, 03/17/44	900	909
Phosagro Bond Funding Designated Activity Company
3.05%, 01/23/25 (a)	600	575
Principal Financial Group, Inc.
3.70%, 05/15/29	100	103
Protective Life Corporation
4.30%, 09/30/28 (a)	1,000	1,007
3.40%, 01/15/30 (a)	700	701
RBS Capital Trust II
6.43%, (callable at 100 beginning 01/03/34) (e)	400	502
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	600	630
Rio Oil Finance Trust
9.25%, 07/06/24 (d) (i)	334	328
9.25%, 07/06/24 (a)	139	137
9.75%, 01/06/27 (a)	169	162
8.20%, 04/06/28 (a)	600	535
RKPF Overseas 2019 (B) Limited
6.70%, 09/30/24 (d)	300	269
Santander Holdings USA, Inc.
3.40%, 01/18/23	1,100	1,056
3.50%, 06/07/24	600	585
3.24%, 10/05/26 (b)	2,200	2,003
4.40%, 07/13/27	100	98
Santander UK Group Holdings PLC
7.38%, (callable at 100 beginning 06/24/22), GBP (d) (e)	295	300
4.80%, 11/15/24	532	545
4.75%, 09/15/25 (a)	600	595
Santander UK PLC
3.40%, 06/01/21 (f)	500	502
3.75%, 11/15/21 (f)	2,100	2,112
1.63%, 02/12/23 (a)	5,400	5,510
2.88%, 06/18/24	800	800
Sasol Financing USA LLC
5.88%, 03/27/24	1,000	420
6.50%, 09/27/28	200	82
SB Capital S.A.
6.13%, 02/07/22 (d)	1,500	1,550
5.13%, 10/29/22 (d)	3,100	3,073
5.25%, 05/23/23 (d)	200	198
SBL Holdings, LLC
5.13%, 11/13/26 (a)	700	645
Shriram Transport Finance Company Limited
5.95%, 10/24/22 (d)	900	668
5.10%, 07/16/23 (a)	1,900	1,329
SLM Corporation
7.25%, 01/25/22	100	99
5.13%, 04/05/22	400	345
SMBC Aviation Capital Finance Designated Activity Company
2.65%, 07/15/21 (a)	1,700	1,705
3.00%, 07/15/22 (a)	800	821
3.55%, 04/15/24 (a)	1,100	1,149
Societe Generale
3.00%, 01/22/30 (a) (f)	3,100	2,842
Springleaf Finance Corporation
8.25%, 12/15/20	100	100
7.75%, 10/01/21	800	800
Standard Chartered PLC
3.79%, 05/21/25 (a)	1,000	983
2.82%, 01/30/26 (a)	1,600	1,501
State Bank of India
3.25%, 01/24/22 (d)	700	693
State Street Corporation
5.63%, (callable at 100 beginning 12/15/23) (b) (e)	400	350
Stearns Holdings, LLC
5.00%, 11/05/24 (a)	13	8
Stichting AK Rabobank Certificaten II
0.00%, EUR (c) (d) (e) (i)	600	596
Sumitomo Mitsui Financial Group, Inc.
2.68%, (3M USD LIBOR + 1.68%), 03/09/21 (c)	1,200	1,186
2.96%, (3M USD LIBOR + 1.14%), 10/19/21 (c)	1,300	1,250
2.62%, (3M USD LIBOR + 0.78%), 07/12/22 (c)	500	501

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
3.04%, 07/16/29	4,300	4,281
Sydney Airport Finance Company Pty Limited
3.63%, 04/28/26 (a)	200	197
Synchrony Financial
4.38%, 03/19/24	400	394
4.25%, 08/15/24	100	99
3.95%, 12/01/27	2,900	2,624
Syngenta Finance N.V.
3.93%, 04/23/21 (a)	300	291
3.13%, 03/28/22	1,200	1,047
4.44%, 04/24/23 (a)	200	183
4.89%, 04/24/25 (a)	200	187
5.18%, 04/24/28 (a)	1,900	1,732
Synovus Bank
2.29%, 02/10/23	4,500	4,437
Tesco Property Finance 5 PLC
5.66%, 10/13/41, GBP (d)	588	907
The Bank of New York Mellon Corporation
2.80%, 05/04/26	1,800	1,849
The Blackstone Group Inc.
2.50%, 01/10/30 (a) (b)	5,700	5,412
5.00%, 06/15/44 (a)	300	325
The Charles Schwab Corporation
5.00%, (callable at 100 beginning 12/01/27) (b) (e)	500	468
The Depository Trust & Clearing Corporation
4.88%, (callable at 100 beginning 06/15/20) (a) (e)	250	244
The Goldman Sachs Group, Inc.
5.25%, 07/27/21	500	518
2.43%, (3M USD LIBOR + 0.75%), 02/23/23 (c)	600	566
3.50%, 01/23/25	600	615
3.75%, 02/25/26	1,000	1,042
3.69%, 06/05/28 (c)	400	413
4.22%, 05/01/29	2,400	2,543
2.60%, 02/07/30	1,000	938
The PNC Financial Services Group, Inc.
2.55%, 01/22/30 (b)	3,100	3,001
The Royal Bank of Scotland Group Public Limited Company
7.65%, (callable at 100 beginning 09/30/31) (e)	100	128
8.63%, (callable at 100 beginning 08/15/21) (e) (f)	5,799	5,654
2.00%, 03/08/23, EUR	200	217
6.00%, 12/19/23	1,000	1,069
2.77%, (3M USD LIBOR + 1.55%), 06/25/24 (b) (c)	1,801	1,625
4.52%, 06/25/24 (c) (f)	1,100	1,118
4.27%, 03/22/25 (f)	1,400	1,454
1.75%, 03/02/26, EUR (d)	600	622
5.08%, 01/27/30 (c) (f)	200	218
UBS AG
7.63%, 08/17/22	2,403	2,494
5.13%, 05/15/24 (d)	900	897
4.75%, 02/12/26, EUR (c) (d)	400	434
UBS Group AG
7.13%, (callable at 100 beginning 08/10/21) (d) (e) (f)	2,300	2,243
3.13%, 08/13/30 (a)	400	389
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (a)	250	264
UBS Group Funding (Switzerland) AG
3.49%, 05/23/23 (a)	2,600	2,622
UniCredit S.p.A.
7.50%, (callable at 100 beginning 06/03/26), EUR (d) (e)	1,400	1,396
6.57%, 01/14/22 (a)	500	509
7.83%, 12/04/23 (a)	1,200	1,284
Virgin Media Secured Finance PLC
6.25%, 03/28/29, GBP (d)	90	111
4.25%, 01/15/30, GBP (a)	300	336
Virgin Money UK PLC
4.00%, 09/03/27, GBP (d)	900	1,037
Volkswagen Group of America, Inc.
2.06%, (3M USD LIBOR + 0.86%), 09/24/21 (a) (c)	900	899
2.65%, (3M USD LIBOR + 0.94%), 11/12/21 (a) (c)	500	500
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung
2.13%, 04/04/22, EUR (d)	700	774
Wand Merger Corporation
8.13%, 07/15/23 (a)	300	294
Wells Fargo & Company
2.63%, 07/22/22	300	303
2.91%, (3M USD LIBOR + 1.11%), 01/24/23 (c)	1,500	1,398
3.01%, (3M USD LIBOR + 1.23%), 10/31/23 (c)	1,400	1,361
3.30%, 09/09/24 (b)	950	991
3.55%, 09/29/25	900	948
2.41%, 10/30/25	2,700	2,657
2.16%, 02/11/26	6,600	6,436
3.20%, 06/17/27	800	828
3.58%, 05/22/28 (c)	4,800	4,982
Wells Fargo Bank, National Association
2.26%, (3M USD LIBOR + 0.62%), 05/27/22 (c)	250	245
2.90%, 05/27/22	350	352
3.55%, 08/14/23	1,000	1,048
Willis North America Inc.
2.95%, 09/15/29	5,500	5,412
Woodside Finance Limited
4.60%, 05/10/21 (a)	600	602
3.65%, 03/05/25 (a)	600	575
4.50%, 03/04/29 (a)	2,000	1,794
XLIT Ltd
4.45%, 03/31/25	400	413
		401,125
Energy 5.7%
Aker BP ASA
3.75%, 01/15/30 (a)	2,200	1,630
APT Pipelines Limited
4.20%, 03/23/25 (a)	500	537
Azure Power Solar Energy Private Limited
5.65%, 12/24/24 (a)	600	510
BP Capital Markets America Inc.
3.59%, 04/14/27	1,500	1,531
4.23%, 11/06/28 (b)	2,800	3,028
Cameron LNG, LLC
3.40%, 01/15/38 (a)	1,300	1,068
Cenovus Energy Inc.
4.25%, 04/15/27 (b)	1,100	539
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	650	570
5.13%, 06/30/27	6,100	5,460
3.70%, 11/15/29 (a)	800	626
Cnooc Curtis Funding No.1 Pty Ltd
4.50%, 10/03/23 (d)	1,100	1,175
CNOOC Limited
3.00%, 05/09/23	600	612
Continental Resources, Inc.
3.80%, 06/01/24 (b)	500	253
El Paso LLC
6.50%, 09/15/20	200	201
Enable Midstream Partners, LP
4.40%, 03/15/27	800	448
4.95%, 05/15/28 (b)	500	248
5.00%, 05/15/44 (i)	645	262
Enbridge Inc.
2.19%, (3M USD LIBOR + 0.50%), 02/18/22 (c)	3,300	3,300
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (a)	500	338
Energy Transfer LP
4.25%, 03/15/23	200	180
4.20%, 04/15/27	1,200	992
5.50%, 06/01/27	2,472	2,166
3.75%, 05/15/30	1,000	782
4.90%, 03/15/35	554	423
7.50%, 07/01/38	200	187
6.05%, 06/01/41	1,300	1,127
6.50%, 02/01/42	100	90
Energy Transfer Operating, L.P.
6.25%, 04/15/49	600	508

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Enterprise Products Operating LLC
3.90%, 02/15/24	100	102
3.75%, 02/15/25 (b)	400	398
2.80%, 01/31/30 (b)	2,800	2,541
4.88%, 08/16/77 (c)	500	342
EQM Midstream Partners, LP
4.00%, 08/01/24	500	350
4.13%, 12/01/26	100	58
EQT Corporation
6.13%, 02/01/25 (g)	2,900	2,189
3.90%, 10/01/27	300	202
Gaz Capital S.A.
6.51%, 03/07/22 (d)	500	520
3.13%, 11/17/23, EUR (a)	400	447
2.95%, 01/24/24, EUR (d)	1,600	1,789
2.25%, 11/22/24, EUR (d)	200	220
4.95%, 03/23/27 (d)	600	628
Gaz Finance PLC
3.25%, 02/25/30 (a)	1,800	1,674
GPN Capital S.A.
4.38%, 09/19/22 (d)	300	299
Greenko Dutch B.V.
4.88%, 07/24/22 (d)	300	264
5.25%, 07/24/24 (d)	400	323
5.25%, 07/24/24 (a)	200	161
Halliburton Company
2.92%, 03/01/30 (b)	800	621
Hess Corporation
7.30%, 08/15/31	65	50
Kinder Morgan, Inc.
3.11%, (3M USD LIBOR + 1.28%), 01/15/23 (c)	1,300	1,192
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (a)	400	384
MPLX LP
5.25%, 01/15/25 (a)	600	577
4.50%, 04/15/38	200	155
5.20%, 12/01/47 (a)	1,638	1,314
4.90%, 04/15/58	300	211
NGPL PipeCo LLC
4.38%, 08/15/22 (a) (b)	325	313
Occidental Petroleum Corporation
6.95%, 07/01/24	300	172
4.40%, 08/15/49 (b)	600	259
Ocyan S/A
0.00%, (callable at 100 beginning 05/11/20) (a) (e) (h)	90	1
Odebrecht Offshore Drilling Finance Ltd.
6.35%, 12/01/21 (a)	32	26
6.72%, 12/01/22 (d)	30	24
7.35%, 12/01/26 (a) (j)	136	42
7.72%, 12/01/26 (d) (j)	148	15
ONEOK Partners, L.P.
4.90%, 03/15/25	1,000	869
6.85%, 10/15/37	200	181
ONEOK, Inc.
4.00%, 07/13/27	300	250
4.35%, 03/15/29	2,500	2,050
Parsley Energy, LLC
5.63%, 10/15/27 (a)	100	71
4.13%, 02/15/28 (a) (b)	2,400	1,635
Petroleos Mexicanos
6.50%, 03/13/27 (b)	2,900	2,146
6.84%, 01/23/30 (a)	2,500	1,800
5.95%, 01/28/31 (a)	1,300	895
Pioneer Natural Resources Company
3.45%, 01/15/21	1,400	1,350
4.45%, 01/15/26 (b)	400	395
Plains All American Pipeline, L.P.
2.85%, 01/31/23	200	173
3.60%, 11/01/24	100	77
5.15%, 06/01/42	200	136
Ras Laffan Liquefied Natural Gas Company Limited
5.84%, 09/30/27 (a)	250	267
Regency Energy Partners LP
5.88%, 03/01/22	1,000	948
5.00%, 10/01/22	100	91
Rockies Express Pipeline LLC
4.80%, 05/15/30 (a)	2,200	1,301
Sabine Pass Liquefaction, LLC
5.63%, 02/01/21 (i)	100	98
6.25%, 03/15/22	300	295
5.63%, 04/15/23	800	744
5.75%, 05/15/24	1,510	1,415
5.88%, 06/30/26	1,200	1,143
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (a)	2,000	1,676
Terraform Power Operating, LLC
4.25%, 01/31/23 (a)	100	99
TransCanada PipeLines Limited
4.63%, 03/01/34	800	759
TransCanada Trust
5.30%, 03/15/77 (b) (c)	875	655
Transcontinental Gas Pipe Line Company, LLC
4.00%, 03/15/28	800	739
4.60%, 03/15/48	990	1,022
Transocean Guardian Limited
5.88%, 01/15/24 (a)	334	268
Transocean Ltd.
5.38%, 05/15/23 (a) (b)	200	168
Transocean Pontus Limited
6.13%, 08/01/25 (a)	84	66
Western Midstream Operating, LP
4.05%, 02/01/30 (g)	1,600	676
WPX Energy, Inc.
5.75%, 06/01/26 (b)	100	58
4.50%, 01/15/30	1,300	705
		71,875
Real Estate 5.7%
Alexandria Real Estate Equities, Inc.
4.00%, 01/15/24	300	313
4.50%, 07/30/29	500	527
2.75%, 12/15/29 (b)	2,600	2,404
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	1,050	1,062
2.85%, 02/01/30	1,600	1,490
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,189
American Tower Corporation
3.45%, 09/15/21	200	201
3.50%, 01/31/23	750	755
3.00%, 06/15/23	600	599
2.95%, 01/15/25	1,700	1,688
4.00%, 06/01/25	1,000	1,041
2.75%, 01/15/27	1,900	1,831
3.13%, 01/15/27	400	398
3.80%, 08/15/29 (b)	700	713
2.90%, 01/15/30	3,800	3,693
Brixmor Operating Partnership LP
3.25%, 09/15/23	200	200
3.90%, 03/15/27	700	686
CBL & Associates Limited Partnership
5.95%, 12/15/26 (b)	1,600	299
China Evergrande Group
6.25%, 06/28/21 (d)	1,000	863
Columbia Property Trust Operating Partnership, L.P.
3.65%, 08/15/26	700	750
Crown Castle International Corp.
4.88%, 04/15/22	300	311
5.25%, 01/15/23	400	428
3.15%, 07/15/23	3,000	2,992
3.80%, 02/15/28 (b)	900	898
4.30%, 02/15/29 (b)	1,800	1,876
4.00%, 11/15/49	1,501	1,403
Duke Realty Limited Partnership
3.05%, 03/01/50	1,600	1,291
EPR Properties
4.50%, 04/01/25 - 06/01/27	1,900	1,718
4.75%, 12/15/26	200	190

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
4.95%, 04/15/28	1,100	1,005
3.75%, 08/15/29	200	163
Equinix, Inc.
2.63%, 11/18/24	600	565
Essex Portfolio, L.P.
3.50%, 04/01/25	900	888
2.65%, 03/15/32	1,200	1,069
Fideicomiso Fibra Uno
6.95%, 01/30/44 (a)	1,000	969
Highwoods Realty Limited Partnership
3.05%, 02/15/30	400	361
Host Hotels & Resorts, L.P.
3.88%, 04/01/24	200	187
4.00%, 06/15/25	300	277
4.50%, 02/01/26	100	88
Kaisa Group Holdings Ltd.
7.25%, 06/30/20 (d)	300	294
7.88%, 06/30/21 (d)	200	178
8.50%, 06/30/22 (d)	300	245
Kilroy Realty, L.P.
4.38%, 10/01/25	300	304
3.05%, 02/15/30	6,000	5,493
Kimco Realty Corporation
2.80%, 10/01/26	700	694
Mack Cali Realty LP
4.50%, 04/18/22	500	457
Mid-America Apartments, L.P.
4.30%, 10/15/23	50	51
3.75%, 06/15/24	100	102
3.95%, 03/15/29	600	611
Mitsui Fudosan Co., Ltd.
3.65%, 07/20/27 (a) (b)	900	950
New Metro Global Limited
6.50%, 04/23/21 (d)	1,300	1,243
Newmark Group, Inc.
6.13%, 11/15/23 (g)	700	708
Omega Healthcare Investors, Inc.
4.38%, 08/01/23	800	786
Physicians Realty L.P.
4.30%, 03/15/27	995	1,011
3.95%, 01/15/28	200	187
ProLogis, L.P.
2.25%, 04/15/30	800	741
Reckson Operating Partnership, L.P.
4.50%, 12/01/22	100	104
Regency Centers, L.P.
2.95%, 09/15/29	300	278
Ronshine China Holdings Limited
11.25%, 08/22/21 (d)	500	492
8.75%, 10/25/22 (d)	800	749
Sabra Health Care Limited Partnership
4.80%, 06/01/24	1,000	951
SBA Communications Corporation
3.88%, 02/15/27 (a)	1,500	1,505
Seazen Group Limited
7.50%, 01/22/21 (d)	2,000	1,940
Select Income REIT
4.25%, 05/15/24	100	96
Service Properties Trust
4.50%, 06/15/23	200	151
4.95%, 02/15/27	300	234
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	500	508
Spirit Realty, L.P.
4.45%, 09/15/26	200	195
4.00%, 07/15/29	500	470
Store Capital Corporation
4.63%, 03/15/29	200	202
Sunac China Holdings Limited
8.63%, 07/27/20 (d)	300	298
6.88%, 08/08/20 (d)	200	198
8.38%, 01/15/21 (d)	700	693
7.88%, 02/15/22 (d)	900	873
7.25%, 06/14/22 (d)	700	655
Times China Holdings Limited
7.63%, 02/21/22 (d)	400	384
UDR, Inc.
4.00%, 10/01/25	350	361
Vanke Real Estate (Hong Kong) Company Limited
4.20%, 06/07/24 (d)	800	833
Ventas Realty, Limited Partnership
4.40%, 01/15/29	900	917
Vereit Operating Partnership, L.P.
3.95%, 08/15/27	400	378
3.10%, 12/15/29	700	617
W.P. Carey Inc.
4.00%, 02/01/25	1,000	1,013
4.25%, 10/01/26	700	719
Washington Prime Group, L.P.
6.45%, 08/15/24 (b)	1,300	761
Weyerhaeuser Company
4.63%, 09/15/23	500	525
8.50%, 01/15/25	500	614
7.38%, 03/15/32	1,600	1,959
		71,109
Communication Services 5.4%
21Vianet Group, Inc.
7.88%, 10/15/21 (d)	500	420
Activision Blizzard, Inc.
3.40%, 09/15/26	900	948
Altice Financing S.A.
2.25%, 01/15/25, EUR (a)	300	294
AT&T Inc.
3.95%, 01/15/25 (b)	100	105
4.10%, 02/15/28	1,520	1,594
4.80%, 06/15/44	200	223
4.35%, 06/15/45	100	105
4.75%, 05/15/46	4,900	5,450
5.15%, 11/15/46	2,200	2,566
5.45%, 03/01/47	1,400	1,685
4.50%, 03/09/48	600	652
4.55%, 03/09/49	700	754
Baidu, Inc.
3.00%, 06/30/20	400	401
4.38%, 05/14/24	200	210
4.88%, 11/14/28	1,100	1,230
CC Holdings GS V LLC
3.85%, 04/15/23	200	201
CCO Holdings, LLC
4.50%, 08/15/30 (a)	4,800	4,708
CenturyLink, Inc.
4.00%, 02/15/27 (a)	2,900	2,813
Charter Communications Operating, LLC
4.50%, 02/01/24	1,500	1,550
3.75%, 02/15/28	300	301
5.05%, 03/30/29	100	108
5.38%, 05/01/47	400	432
5.75%, 04/01/48	300	343
4.80%, 03/01/50	2,000	2,087
Comcast Corporation
3.15%, 03/01/26	200	210
2.35%, 01/15/27	200	199
3.30%, 02/01/27	400	420
4.15%, 10/15/28	1,700	1,912
2.65%, 02/01/30 (b)	2,000	2,020
4.50%, 01/15/43	500	598
4.60%, 08/15/45	400	488
3.40%, 07/15/46 (b)	1,200	1,316
4.70%, 10/15/48 (b)	4,500	5,756
4.00%, 11/01/49	300	351
Cox Communications, Inc.
3.15%, 08/15/24 (a)	800	818
Crown Communication Inc.
4.24%, 07/15/28	100	102
Deutsche Telekom AG
3.63%, 01/21/50 (a)	500	493
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	600	487

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Discovery Communications, LLC
3.45%, 03/15/25	100	96
4.13%, 05/15/29	700	673
DISH DBS Corporation
6.75%, 06/01/21	1,000	1,014
Globo Comunicacao e Participacoes S.A.
4.88%, 01/22/30 (a)	2,000	1,747
MTN (Mauritius) Investments Limited
4.76%, 11/11/24 (a)	200	180
Netflix, Inc.
3.88%, 11/15/29, EUR (a)	400	429
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (b) (j)	400	273
RELX Capital Inc.
3.50%, 03/16/23	200	208
Rogers Communications Inc.
3.70%, 11/15/49	300	311
Spectrum Management Holding Company, LLC
4.13%, 02/15/21	1,000	1,003
6.75%, 06/15/39	1,200	1,363
4.50%, 09/15/42	300	283
Sprint Corporation
7.25%, 09/15/21	1,600	1,650
7.88%, 09/15/23	2,700	2,970
7.13%, 06/15/24	200	219
Sprint Spectrum Co LLC
3.36%, 09/20/21 (a)	563	560
TEGNA Inc.
4.63%, 03/15/28 (a)	1,100	975
Tencent Holdings Limited
3.98%, 04/11/29 (a)	2,100	2,327
The Walt Disney Company
2.00%, 09/01/29	3,200	3,113
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	100	132
Univision Communications Inc.
5.13%, 02/15/25 (a)	900	767
Verizon Communications Inc.
4.13%, 03/16/27	300	335
Vodafone Group Public Limited Company
4.38%, 05/30/28	200	209
7.00%, 04/04/79	200	214
Zayo Group Holdings, Inc.
6.13%, 03/01/28 (a)	2,600	2,471
		67,872
Industrials 4.5%
3M Company
3.25%, 08/26/49	1,800	1,897
A.P. Moller - Maersk A/S
3.88%, 09/28/25 (a)	800	709
Adani Ports and Special Economic Zone Limited
3.38%, 07/24/24 (a)	900	739
Aircastle Limited
4.40%, 09/25/23	600	575
Allegion Public Limited Company
3.50%, 10/01/29	2,100	2,034
Allegion US Holding Company Inc.
3.20%, 10/01/24	400	350
3.55%, 10/01/27	100	98
Ashtead Capital, Inc.
4.00%, 05/01/28 (a)	400	363
Aviation Capital Group LLC
7.13%, 10/15/20 (a)	750	740
2.44%, (3M USD LIBOR + 0.67%), 07/30/21 (a) (c)	200	192
2.88%, 01/20/22 (a)	300	276
3.88%, 05/01/23 (a)	700	629
4.38%, 01/30/24 (a)	200	177
3.50%, 11/01/27 (a)	1,532	1,168
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (a)	200	181
BOC Aviation Limited
2.75%, 09/18/22 (a)	400	406
3.50%, 10/10/24 (a)	2,300	2,410
Bombardier Inc.
5.75%, 03/15/22 (a) (b)	200	151
6.00%, 10/15/22 (a)	600	450
Builders FirstSource, Inc.
5.00%, 03/01/30 (a)	500	456
Carrier Global Corporation
2.24%, 02/15/25 (a)	2,000	1,946
Delhi International Airport Private Limited
6.13%, 10/31/26 (a)	300	259
DP World Crescent Limited
4.85%, 09/26/28 (a)	1,500	1,361
FedEx Corporation
3.10%, 08/05/29 (b)	400	391
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	600	440
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23	200	201
3.25%, 09/15/29	800	741
GATX Corporation
3.50%, 03/15/28	500	494
General Electric Capital Corporation
5.55%, 01/05/26	1,800	1,934
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (b) (e)	2,300	1,903
0.38%, 05/17/22, EUR	1,200	1,264
GMR Hyderabad International Airport Limited
5.38%, 04/10/24 (d)	600	506
Indian Railway Finance Corporation Limited
3.25%, 02/13/30 (a)	2,700	2,458
International Lease Finance Corporation
8.25%, 12/15/20	600	582
8.63%, 01/15/22	200	192
Kansas City Southern
3.00%, 05/15/23	200	200
3.13%, 06/01/26	500	500
L3Harris Technologies, Inc.
2.25%, (3M USD LIBOR + 0.48%), 04/30/20 (c)	300	300
Masco Corporation
5.95%, 03/15/22	650	662
Massachusetts Institute of Technology
4.68%, 07/01/14	200	281
Norfolk Southern Corporation
4.15%, 02/28/48	400	432
Otis Worldwide Corporation
2.06%, 04/05/25 (a)	2,500	2,445
Owens Corning
4.20%, 12/01/24	200	193
3.40%, 08/15/26	800	763
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	2,773	2,449
4.50%, 03/15/23 (a)	900	750
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (a)	1,000	990
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (a)	3,100	2,676
Reynolds Group Holdings Inc.
5.33%, (3M USD LIBOR + 3.50%), 07/15/21 (a) (c)	200	195
Spirit AeroSystems, Inc.
3.95%, 06/15/23	1,000	869
4.60%, 06/15/28 (b)	3,300	2,838
Standard Industries Inc.
5.00%, 02/15/27 (a)	200	181
4.75%, 01/15/28 (a) (b)	2,100	1,934
Textron Inc.
2.28%, (3M USD LIBOR + 0.55%), 11/10/20 (c)	700	700
3.38%, 03/01/28	3,000	2,840
The ADT Security Corporation
3.50%, 07/15/22 (b)	100	97
The Boeing Company
2.95%, 02/01/30 (b)	300	278
Triumph Group, Inc.
6.25%, 09/15/24 (a)	300	267

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Union Pacific Corporation
3.95%, 08/15/59	300	314
3.75%, 02/05/70	300	307
Verisk Analytics, Inc.
4.13%, 09/12/22 - 03/15/29	500	522
ZLS Prestigia Ltd
3.63%, 05/01/24	1,100	1,076
4.75%, 08/01/28	400	419
4.25%, 05/01/29	2,100	2,218
		56,369
Consumer Discretionary 4.2%
Alibaba Group Holding Limited
3.60%, 11/28/24	300	316
Amazon.com, Inc.
3.80%, 12/05/24	100	111
5.20%, 12/03/25	100	119
3.15%, 08/22/27	300	328
Aptiv PLC
4.35%, 03/15/29	800	752
Bacardi Limited
4.45%, 05/15/25 (a)	2,100	2,196
2.75%, 07/15/26 (a)	300	316
D.R. Horton, Inc.
4.38%, 09/15/22	200	204
eBay Inc.
2.60%, 07/15/22	1,799	1,803
Expedia Group, Inc.
3.80%, 02/15/28	500	440
GLP Financing, LLC
3.35%, 09/01/24	400	354
5.25%, 06/01/25	400	366
5.75%, 06/01/28	300	261
5.30%, 01/15/29	700	581
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	400	380
Hyundai Capital America
1.69%, (3M USD LIBOR + 0.80%), 09/18/20 (a) (c)	800	801
IHOL Verwaltungs GmbH
3.88%, 05/15/27, EUR (a) (j)	400	331
6.38%, 05/15/29 (a) (j)	100	78
JD.com, Inc.
3.38%, 01/14/30	2,200	2,191
Las Vegas Sands Corp.
3.20%, 08/08/24	5,400	4,859
2.90%, 06/25/25 (b)	200	174
3.50%, 08/18/26	800	691
McDonald's Corporation
3.63%, 09/01/49	400	401
MCE Finance Limited
4.88%, 06/06/25 (a)	800	736
5.25%, 04/26/26 (a)	500	448
5.63%, 07/17/27 (a)	200	180
5.38%, 12/04/29 (a) (b)	4,300	3,655
MGM China Holdings Limited
5.88%, 05/15/26 (a)	1,500	1,246
MGM Resorts International
5.50%, 04/15/27	66	60
Newell Brands Inc.
3.85%, 04/01/23 (g)	1,300	1,321
Nissan Motor Acceptance Corporation
1.90%, 09/14/21 (a)	1,900	1,819
2.65%, 07/13/22 (a)	2,705	2,596
2.60%, 09/28/22 (a) (b)	2,050	1,951
Prosus N.V.
3.68%, 01/21/30 (a)	1,100	946
QVC, Inc.
5.13%, 07/02/22	200	166
4.38%, 03/15/23	900	861
4.85%, 04/01/24 (b)	200	173
4.45%, 02/15/25	500	427
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (a)	200	201
Sands China Ltd.
4.60%, 08/08/23 (g)	3,800	3,878
5.13%, 08/08/25 (g)	5,000	4,703
5.40%, 08/08/28 (g)	700	652
Schaeffler Finance B.V.
3.25%, 05/15/25, EUR (d)	100	104
SES S.A.
3.60%, 04/04/23 (a)	2,007	1,987
Station Casinos LLC
4.50%, 02/15/28 (a) (b)	300	242
Studio City Finance Limited
7.25%, 02/11/24 (a)	500	436
Whirlpool Corporation
4.75%, 02/26/29	200	202
Wyndham Destinations, Inc.
4.63%, 03/01/30 (a)	1,000	770
Wynn Las Vegas, LLC
5.50%, 03/01/25 (a)	200	186
Wynn Macau, Limited
4.88%, 10/01/24 (a)	400	368
5.50%, 10/01/27 (a)	1,800	1,589
5.13%, 12/15/29 (a) (b)	3,200	2,722
Wynn Resorts Finance, LLC
5.13%, 10/01/29 (a)	200	185
		52,863
Utilities 3.8%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	4,100	3,408
Adani Transmission Limited
4.00%, 08/03/26 (d)	500	445
Ameren Illinois Company
3.25%, 03/15/50	300	303
American Electric Power Company, Inc.
3.20%, 11/13/27	400	398
Arizona Public Service Company
3.50%, 12/01/49	400	403
CenterPoint Energy, Inc.
2.50%, 09/01/24 (b)	700	687
Centrais Eletricas Brasileiras SA
4.63%, 02/04/30 (a) (b)	1,800	1,593
Clearway Energy Operating LLC
5.75%, 10/15/25	900	892
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,162
Dominion Energy Gas Holdings, LLC
2.50%, 11/15/24	600	590
DTE Electric Company
2.25%, 03/01/30	1,400	1,353
Duquesne Light Holdings, Inc.
5.90%, 12/01/21 (a)	50	52
3.62%, 08/01/27 (a)	1,200	1,173
Enel Finance International N.V.
2.75%, 04/06/23 (a)	3,200	3,085
4.25%, 09/14/23 (a)	1,000	1,021
3.63%, 05/25/27 (a)	400	401
Exelon Corporation
3.95%, 06/15/25	500	511
4.45%, 04/15/46	600	586
FirstEnergy Corp.
4.25%, 03/15/23 (g)	300	299
Ipalco Enterprises Inc
3.70%, 09/01/24	503	521
Nevada Power Company
2.40%, 05/01/30	1,200	1,165
NextEra Energy Capital Holdings, Inc.
3.30%, 08/15/22	3,900	3,894
3.25%, 04/01/26	800	820
3.50%, 04/01/29	500	516
2.75%, 11/01/29	2,800	2,692
5.65%, 05/01/79 (b)	800	741
NiSource Inc.
2.95%, 09/01/29	700	673
Pacific Gas And Electric Company
0.00%, 10/01/20 - 12/01/27 (k) (l)	1,500	1,426
0.00%, 08/01/28 (a) (k) (l)	200	209

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
PECO Energy Company
3.00%, 09/15/49	800	791
ReNew Power Private Limited
5.88%, 03/05/27 (a)	700	493
San Diego Gas & Electric Company
4.10%, 06/15/49	200	212
Sempra Energy
3.55%, 06/15/24	200	199
3.75%, 11/15/25	200	204
3.40%, 02/01/28	800	802
Southern California Edison Company
3.70%, 08/01/25	1,100	1,134
6.05%, 03/15/39	400	494
3.60%, 02/01/45	400	370
4.00%, 04/01/47	1,100	1,137
4.13%, 03/01/48	5,000	5,194
Southern California Gas Company
2.55%, 02/01/30	1,600	1,587
Southern Company Gas Capital Corporation
3.25%, 06/15/26	2,700	2,719
The Southern Company
2.95%, 07/01/23	200	199
4.25%, 07/01/36	400	406
5.50%, 03/15/57	200	189
		48,149
Health Care 3.0%
Adventist Health System/Sunbelt, Inc.
2.95%, 03/01/29	1,000	953
Allergan Funding SCS
3.45%, 03/15/22	975	972
Amgen Inc.
2.25%, 08/19/23 (b)	800	810
2.60%, 08/19/26	700	736
Anthem, Inc.
4.10%, 03/01/28	600	647
Bausch Health Companies Inc.
9.25%, 04/01/26 (a)	700	737
Boston Scientific Corporation
3.38%, 05/15/22	775	792
3.75%, 03/01/26	700	725
4.00%, 03/01/29	600	634
4.70%, 03/01/49	4,500	5,023
Bristol-Myers Squibb Company
3.20%, 06/15/26 (a)	2,300	2,457
3.40%, 07/26/29 (a)	1,300	1,429
4.35%, 11/15/47 (a)	200	252
4.55%, 02/20/48 (a)	100	128
Centene Corporation
4.25%, 12/15/27 (a)	600	605
Cigna Holding Company
3.40%, 09/17/21	1,997	2,029
CommonSpirit Health
2.76%, 10/01/24	500	501
Community Health Systems, Inc.
6.25%, 03/31/23	400	380
8.63%, 01/15/24 (a)	1,100	1,098
CVS Health Corporation
4.30%, 03/25/28	1,100	1,169
3.25%, 08/15/29	1,600	1,595
7.51%, 01/10/32 (a)	50	60
Fresenius Medical Care
4.75%, 10/15/24 (a)	700	697
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	200	301
HCA Inc.
5.25%, 06/15/26	300	326
4.50%, 02/15/27	2,116	2,176
5.50%, 06/15/47	900	1,004
Humana Inc.
3.95%, 08/15/49	400	392
Laboratory Corporation of America Holdings
3.60%, 02/01/25	900	936
Medtronic, Inc.
3.50%, 03/15/25	112	121
Merck & Co., Inc.
2.75%, 02/10/25	300	316
Mylan N.V.
3.95%, 06/15/26	2,700	2,740
Stryker Corporation
3.50%, 03/15/26	475	493
Teva Pharmaceutical Finance Netherlands II B.V.
0.38%, 07/25/20, EUR (d)	122	131
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21 (b)	389	371
Thermo Fisher Scientific Inc.
2.60%, 10/01/29	1,100	1,072
UnitedHealth Group Incorporated
3.50%, 08/15/39	800	857
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23	900	913
3.55%, 04/01/25	900	902
Zoetis Inc.
4.50%, 11/13/25	200	211
3.00%, 09/12/27 (b)	300	306
		37,997
Information Technology 2.7%
Apple Inc.
2.20%, 09/11/29 (b)	1,500	1,539
Arrow Electronics, Inc.
3.25%, 09/08/24	600	563
Broadcom Corporation
3.00%, 01/15/22	1,400	1,385
3.63%, 01/15/24	1,500	1,481
3.88%, 01/15/27	1,700	1,619
Broadcom Inc.
3.13%, 10/15/22 (a)	400	396
3.63%, 10/15/24 (a)	200	196
4.25%, 04/15/26 (a)	600	609
Citrix Systems, Inc.
3.30%, 03/01/30	1,800	1,725
Dell International L.L.C.
4.00%, 07/15/24 (a) (g)	1,200	1,213
4.90%, 10/01/26 (a) (g)	400	398
Fiserv, Inc.
3.20%, 07/01/26	3,000	3,076
3.50%, 07/01/29	2,600	2,728
Flex Ltd.
5.00%, 02/15/23	100	100
4.75%, 06/15/25	1,400	1,408
4.88%, 06/15/29	300	285
Global Payments Inc.
4.15%, 08/15/49	500	483
KLA Corporation
4.10%, 03/15/29	900	973
Marvell Technology Group Ltd
4.20%, 06/22/23	500	505
4.88%, 06/22/28	400	413
Microchip Technology Incorporated
3.92%, 06/01/21	1,100	1,084
Micron Technology, Inc.
4.64%, 02/06/24	800	822
4.19%, 02/15/27	2,950	2,984
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,364
NXP B.V.
4.13%, 06/01/21 (a)	500	505
3.88%, 09/01/22 (a)	700	705
4.88%, 03/01/24 (a)	200	214
QualityTech, LP
4.75%, 11/15/25 (a)	100	97
Sunny Optical Technology (Group) Company Limited
3.75%, 01/23/23 (d)	1,400	1,475
Thomson Reuters Corporation
3.35%, 05/15/26 (b)	700	691
Visa Inc.
3.15%, 12/14/25	400	436
VMware, Inc.
3.90%, 08/21/27	1,800	1,774

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Western Digital Corporation
4.75%, 02/15/26 (b)	500	503
		33,749
Consumer Staples 1.0%
Adecoagro S.A.
6.00%, 09/21/27 (d)	200	157
Anheuser-Busch InBev
3.70%, 02/01/24	2,200	2,281
BAT Capital Corp.
3.56%, 08/15/27	400	382
Campbell Soup Company
3.65%, 03/15/23	286	295
Conagra Brands, Inc.
4.60%, 11/01/25	1,200	1,271
Constellation Brands, Inc.
4.75%, 12/01/25	1,050	1,094
General Mills, Inc.
4.55%, 04/17/38	100	112
Kraft Heinz Foods Company
3.38%, 06/15/21	1,900	1,894
2.55%, (3M USD LIBOR + 0.82%), 08/10/22 (c)	1,400	1,302
3.95%, 07/15/25	2,200	2,184
Suntory Holdings Limited
2.25%, 10/16/24 (a)	1,300	1,310
Tesco PLC
6.13%, 02/24/22, GBP	50	66
The J. M. Smucker Company
3.50%, 03/15/25	100	102
		12,450
Materials 0.6%
Boise Cascade Company
5.63%, 09/01/24 (a)	300	285
Crown Americas LLC
4.75%, 02/01/26	100	102
CSN Islands XII Corp
6.75%, 01/28/28 (a)	500	323
Graphic Packaging International, LLC
4.75%, 04/15/21	50	50
Huntsman International LLC
4.50%, 05/01/29	400	340
Joint Stock Company "Alrosa" (Public Stock Society)
4.65%, 04/09/24 (a)	900	905
Packaging Corporation of America
4.05%, 12/15/49 (b)	600	614
Steel Dynamics, Inc.
2.80%, 12/15/24	700	656
Unigel Luxembourg SA
8.75%, 10/01/26 (a)	600	378
Vale Overseas Ltd
6.25%, 08/10/26	1,500	1,635
Westlake Chemical Corporation
3.60%, 07/15/22	30	31
Westrock Company, Inc.
4.00%, 03/15/28	381	384
WestRock RKT, LLC
4.90%, 03/01/22	30	31
WRKCo Inc.
3.90%, 06/01/28	400	405
Yara International ASA
3.80%, 06/06/26 (a)	300	331
4.75%, 06/01/28 (a)	300	301
		6,771
Total Corporate Bonds And Notes (cost $916,116)		860,329
GOVERNMENT AND AGENCY OBLIGATIONS 24.5%
U.S. Treasury Bond 11.5%
Treasury, United States Department of
3.50%, 02/15/39 (m)	814	1,144
Principal Only, 0.00%, 08/15/44 - 05/15/45 (h)	50	36
2.50%, 02/15/46 - 05/15/46 (m)	7,532	9,379
2.88%, 11/15/46 (m)	182	242
3.13%, 05/15/48 (m)	2,956	4,154
2.88%, 05/15/49 (m)	3,550	4,814
2.25%, 08/15/49	46,580	56,362
2.38%, 11/15/49	53,500	66,674
2.00%, 02/15/50 (m)	1,100	1,277
		144,082
Mortgage-Backed Securities 7.3%
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	458	486
TBA, 3.50%, 05/15/48 (n)	39,800	42,060
TBA, 4.00%, 05/15/48 (n)	12,900	13,763
TBA, 4.50%, 05/15/48 (n)	10,000	10,746
TBA, 2.50%, 06/15/48 (n)	4,700	4,854
TBA, 3.00%, 06/15/48 (n)	18,400	19,247
		91,156
U.S. Treasury Note 4.2%
Treasury, United States Department of
1.75%, 11/15/29	20,989	23,068
1.50%, 02/15/30 (m)	27,982	30,164
		53,232
Sovereign 1.2%
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 (d)	400	378
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (a)	13,800	5,111
6.35%, 08/12/28, PEN (a)	5,000	1,589
6.95%, 08/12/31, PEN (a)	2,400	816
5.40%, 08/12/34, PEN (a)	300	88
5.35%, 08/12/40, PEN (a)	700	200
Export-Import Bank of India
3.12%, (3M USD LIBOR + 1.02%), 03/28/22 (c)	600	600
3.25%, 01/15/30 (a)	600	552
Kuwait, Government of
3.50%, 03/20/27 (a)	1,300	1,352
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (a)	1,400	1,443
Presidencia De La Nacion
50.58%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (c)	13,250	106
36.86%, (BADLAR + 2.00%), 04/03/22, ARS (c)	230	1
6.88%, 01/26/27	300	83
3.75%, 12/31/38 (i)	1,100	308
Saudi Arabia, Government of
4.00%, 04/17/25 (a)	900	933
Saudi Arabia, Kingdom of
3.25%, 10/26/26 (d)	800	802
The Export-Import Bank of China
3.63%, 07/31/24 (a)	500	544
The Republic of Indonesia, The Government of
2.88%, 07/08/21, EUR (a)	100	111
		15,017
U.S. Treasury Inflation Indexed Securities 0.3%
Treasury, United States Department of
0.13%, 01/15/22 (m) (o)	570	561
0.38%, 01/15/27 (m) (o)	2,777	2,842
0.50%, 01/15/28 (m) (o)	711	741
		4,144
Total Government And Agency Obligations (cost $276,416)		307,631
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.6%
Air Canada
Series 2013-A-1, 4.13%, 05/15/25	71	68
Series 2015-A-1, 3.60%, 03/15/27	158	158
Series 2017-A-1, 3.55%, 01/15/30	1,569	1,412
Alternative Loan Trust
Series 2005-2A1-27, REMIC, 3.32%, (12M US Federal Reserve Cumulative Average CMT + 1.35%), 08/25/35 (c)	92	71
American Airlines, Inc.
Series 2011-A-1, 5.25%, 01/31/21	20	19
Series 2015-A-1, 3.38%, 05/01/27	233	197
Series 2016-AA-2, 3.20%, 06/15/28	171	173
Series 2017-AA-2, 3.35%, 10/15/29	919	886
Series 2017-A-2, 3.60%, 10/15/29	551	503

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
American Home Mortgage Assets Trust
Series 2006-2A11-3, REMIC, 2.91%, (12M US Federal Reserve Cumulative Average CMT + 0.94%), 10/25/46 (c) (i)	471	355
Banc of America Alternative Loan Trust
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	29	27
Bayview Koitere Fund Trust
Series 2019-A1-RN3, 3.97%, 04/29/24 (i)	163	155
Bear Stearns ALT-A Trust
Series 2005-2A3-2, REMIC, 3.79%, 04/25/35 (c)	634	580
Bear Stearns Asset Backed Securities I Trust
Series 2006-1A3-HE9, REMIC, 1.18%, (1M USD LIBOR + 0.23%), 11/25/36 (c) (i)	1,000	761
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	561	516
C-BASS Trust
Series 2007-AF4-CB1, REMIC, 3.46%, 01/25/37 (i)	678	238
Centex LLC
Series 2004-MV1-D, REMIC, 1.88%, (1M USD LIBOR + 0.93%), 09/25/34 (c)	31	30
CHL Mortgage Pass-Through Trust
Series 2007-A2-13, 6.00%, 08/25/37	844	646
Citigtoup Mortgage Loan Trust
Series 2007-A2B-AHL1, REMIC, 1.09%, (1M USD LIBOR + 0.14%), 12/25/36 (c)	76	64
Series 2007-3A3A-10, REMIC, 4.08%, 09/25/37 (c)	8	6
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 1.37%, (1M USD LIBOR + 0.42%), 11/25/34 (c)	974	843
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, 3.55%, 04/25/22	280	269
CVS Health Corporation
Series 2013-PTC, 4.70%, 01/10/36 (a)	814	944
CWABS Asset-Backed Certificates Trust
Series 2006-1A-24, REMIC, 1.09%, (1M USD LIBOR + 0.14%), 07/25/35 (c)	84	68
Series 2007-1A1-12, REMIC, 1.69%, (1M USD LIBOR + 0.74%), 06/25/37 (c) (i)	1,082	976
CWABS, Inc.
Series 2004-M1-4, REMIC, 1.67%, (1M USD LIBOR + 0.72%), 07/25/34 (c)	48	46
Series 2004-M1-5, REMIC, 1.80%, (1M USD LIBOR + 0.86%), 08/25/34 (c)	14	13
Series 2005-1A-AB4, REMIC, 1.43%, (1M USD LIBOR + 0.48%), 03/25/36 (c)	31	26
DC Office Trust
Series 2019-A-MTC, 2.97%, 10/15/29	2,250	2,190
Delta Air Lines, Inc.
Series 2007-A-1, 6.82%, 08/10/22	357	343
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2004-M3-FF8, REMIC, 2.37%, (1M USD LIBOR + 1.43%), 10/25/34 (c)	1,153	880
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 1.46%, (1M USD LIBOR + 0.26%), 01/25/36 (c) (i)	794	701
GSAMP Trust
Series 2006-A1-FM2, REMIC, 1.09%, (1M USD LIBOR + 0.14%), 09/25/36 (c) (i)	3,166	1,388
GTP Acquisition Partners I, LLC
Series 2015-A-2, 3.48%, 06/16/25	300	328
HarborView Mortgage Loan Trust
Series 2006-1A1A-12, REMIC, 0.96%, (1M USD LIBOR + 0.21%), 12/19/36 (c) (i)	538	399
HomeBanc Mortgage Trust
Series 2005-A1-4, REMIC, 1.49%, (1M USD LIBOR + 0.54%), 10/25/35 (c)	7	7
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 1.31%, (1M USD LIBOR + 0.36%), 12/25/35 (c)	100	93
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 2.11%, (1M USD LIBOR + 0.48%), 07/25/35 (c) (i)	476	419
J.P. Morgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 1.22%, (1M USD LIBOR + 0.27%), 07/25/36 (c)	300	261
Series 2006-AF3-CW2, REMIC, 5.78%, 08/25/36 (i)	1,356	857
JetBlue Airways Corporation
2.75%, 05/15/32	300	263
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, 3.75%, 04/25/21 (i)	2,153	2,037
Lehman ABS Corporation
Series 2004-M1-HE6, REMIC, 1.89%, (1M USD LIBOR + 0.95%), 09/25/34 (c)	36	34
Long Beach Mortgage Loan Trust
Series 2006-2A3-8, REMIC, 1.11%, (1M USD LIBOR + 0.16%), 09/25/36 (c) (i)	1,109	332
MASTR Asset Backed Securities Trust
Series 2005-M1-NC1, REMIC, 2.35%, (1M USD LIBOR + 0.72%), 12/25/34 (c) (i)	1,058	846
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 1.70%, (1M USD LIBOR + 0.75%), 09/25/35 (c) (i)	777	666
Morgan Stanley Home Equity Loan Trust
Series 2007-A1-2, REMIC, 1.05%, (1M USD LIBOR + 0.10%), 04/25/37 (c)	12	7
MortgageIT Mortgage Loan Trust
Series 2006-1A2-1, REMIC, 1.15%, (1M USD LIBOR + 0.20%), 04/25/36 (c) (i)	558	445
New Century Home Equity Loan Trust
Series 2005-M2-D, REMIC, 1.42%, (1M USD LIBOR + 0.47%), 02/25/36 (c) (i)	300	202
Series 2006-A2B-2, REMIC, 1.11%, (1M USD LIBOR + 0.16%), 08/25/36 (c) (i)	590	542
New Residential Mortgage Loan Trust
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (c)	896	879
Northwest Airlines, LLC
Series 2002-G-2-1, 6.26%, 05/20/23	13	13
Park Place Securities, Inc.
Series 2004-M2-WHQ1, REMIC, 1.94%, (1M USD LIBOR + 0.99%), 09/25/34 (c)	41	40
Renaissance Home Equity Loan Trust
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (i)	162	83
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	57	53
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	62	51
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 1.41%, (1M USD LIBOR + 0.46%), 12/25/35 (c)	194	149
Residential Asset Securities Corporation
Series 2006-AI3-KS9, REMIC, 1.11%, (1M USD LIBOR + 0.16%), 09/25/36 (c)	95	90
SBA Towers, LLC
Series 2016-C-1, 2.88%, 07/15/21 (a)	600	603
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25	398	280
Spirit Airlines
Series 2015-A-1, 4.10%, 04/01/28	765	673
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24	267	201
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 4.74%, 08/25/35	7	7
United Airlines Pass Through Trust
Series 2014-A-2, 3.75%, 09/03/26	75	72
Series 2016-A-2, 3.10%, 10/07/28	447	402
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	4,500	4,042
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	1,145	1,110
US Airways, Inc.
Series 2013-B-1, 5.38%, 11/15/21	108	104
Series 2013-A-1, 3.95%, 11/15/25	587	561
Total Non-U.S. Government Agency Asset-Backed Securities (cost $35,310)		32,703

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
SENIOR LOAN INTERESTS 1.6%
Communication Services 0.4%
Ancestry.com Operations Inc.
2019 Extended Term Loan B, 5.86%, (1M LIBOR + 4.25%), 08/15/26 (c)	498	393
Charter Communications Operating, LLC
Term Loan, 3.36%, (1M LIBOR + 1.75%), 02/01/27 (c)	1,069	1,022
CSC Holdings, LLC
Term Loan, 3.11%, (1M LIBOR + 2.50%), 04/15/27 (c)	296	282
Diamond Sports Group, LLC
Term Loan, 4.18%, (1M LIBOR + 3.25%), 08/24/26 (c)	100	77
E.W. Scripps Company (The)
2019 Term Loan B2, 4.10%, (1M LIBOR + 2.50%), 05/01/26 (c)	99	94
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.68%, (6M LIBOR + 3.75%), 11/27/23 (c)	600	547
Level 3 Financing Inc.
2019 Term Loan B, 3.35%, (1M LIBOR + 1.75%), 03/01/27 (c)	1,484	1,380
Sprint Communications, Inc.
1st Lien Term Loan B, 4.12%, (1M LIBOR + 2.50%), 02/01/24 (c)	1,496	1,485
Univision Communications Inc.
Term Loan C5, 3.75%, (1M LIBOR + 2.75%), 03/15/24 (c)	98	83
		5,363
Health Care 0.3%
Elanco Animal Health Inc
Term Loan, 0.00%, (3M LIBOR + 1.75%), 02/04/27 (c) (p)	2,700	2,552
Envision Healthcare Corporation
2018 1st Lien Term Loan, 4.74%, (1M LIBOR + 3.75%), 09/27/25 (c)	198	100
HCA Inc.
Term Loan, 3.35%, (3M LIBOR + 1.75%), 03/13/25 (c)	294	278
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 4.77%, (1M LIBOR + 3.25%), 06/01/25 (c)	279	236
Parexel International Corporation
Term Loan B, 3.74%, (1M LIBOR + 2.75%), 08/06/24 (c)	199	169
Sotera Health Holdings, LLC
2019 Term Loan, 6.10%, (1M LIBOR + 4.50%), 11/19/26 (c)	200	173
U.S. Renal Care, Inc.
2019 Term Loan B, 6.63%, (1M LIBOR + 5.00%), 06/12/26 (c)	398	344
		3,852
Materials 0.3%
Arconic Inc.
Term Loan, 0.00%, (3M LIBOR + 2.75%), 02/04/27 (c) (p) (q)	2,000	1,800
CPG International Inc.
2017 Term Loan, 5.93%, (3M LIBOR + 3.75%), 05/03/24 (c)	680	564
Innophos, Inc.
2020 Term Loan B, 4.76%, (1M LIBOR + 3.75%), 02/04/27 (c)	1,600	1,356
W.R. Grace & Co.
Term Loan, 3.69%, (3M LIBOR + 1.75%), 02/23/25 (c)	98	84
		3,804
Financials 0.2%
Citadel Securities LP
2020 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 02/20/26 (c)	298	265
Term Loan, 4.35%, (1M LIBOR + 2.75%), 02/27/26 (c)	598	532
Delos Finance Sarl
Term Loan, 3.69%, (3M LIBOR + 1.75%), 10/06/23 (c)	210	188
Fortress Investment Group LLC
Term Loan, 3.60%, (3M LIBOR + 2.00%), 12/27/22 (c)	147	141
Jefferies Finance LLC
Term Loan, 4.88%, (3M LIBOR + 3.25%), 05/22/26 (c)	1,490	1,232
RPI 2019 Intermediate Finance Trust
2020 Term Loan B1, 2.47%, (1M LIBOR + 1.75%), 02/07/27 (c)	194	178
RPI Intermediate Finance Trust
2020 Term Loan B1, 2.47%, (3M LIBOR + 1.75%), 02/07/27 (c)	96	88
		2,624
Industrials 0.2%
AI Convoy (Luxembourg) S.A.R.L
Term Loan, 0.00%, (3M LIBOR + 3.50%), 01/20/27 (c) (p)	400	354
Altra Industrial Motion Corp.
2018 Term Loan B, 3.60%, (1M LIBOR + 2.00%), 09/26/25 (c)	177	154
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 6.12%, (3M LIBOR + 4.25%), 06/16/24 (c)	228	181
2017 Term Loan, 6.06%, (3M LIBOR + 4.25%), 06/17/24 (c)	258	205
NCI Building Systems, Inc.
2018 Term Loan , 4.56%, (1M LIBOR + 3.75%), 04/12/25 (c)	1,684	1,423
Sequa Mezzanine Holdings L.L.C.
Term Loan, 6.74%, (3M LIBOR + 5.00%), 11/28/21 (c)	195	155
		2,472
Information Technology 0.1%
Dell International LLC
2019 Term Loan B, 3.61%, (1M LIBOR + 2.00%), 09/11/25 (c)	518	493
MH Sub I, LLC
2017 1st Lien Term Loan, 5.35%, (6M LIBOR + 3.75%), 08/09/24 (c)	975	820
		1,313
Consumer Discretionary 0.1%
Aramark Services, Inc.
2018 Term Loan B3, 3.35%, (1M LIBOR + 1.75%), 03/01/25 (c)	233	217
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 3.74%, (1M LIBOR + 2.75%), 12/23/24 (c)	684	550
Diamond Resorts Corporation
Term Loan, 5.35%, (3M LIBOR + 3.75%), 09/02/23 (c) (q)	394	266
		1,033
Total Senior Loan Interests (cost $22,994)		20,461
PREFERRED STOCKS 0.0%
Financials 0.0%
CoBank, ACB, 6.20%, (callable at 100 beginning 01/01/25) (e)	3	303
Real Estate 0.0%
VEREIT, Inc., 6.70%, (callable at 25 beginning 05/11/20) (e)	1	27
Total Preferred Stocks (cost $328)		330
OTHER EQUITY INTERESTS 0.0%
Financials 0.0%
Stearns Holdings, LLC (k) (q) (r)	482	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 11.4%
Discount Notes 8.7%
Federal Home Loan Banks Office of Finance
1.56%, 04/13/20 (s) (t)	7,800	7,796
0.00%, 04/22/20 (s) (t)	1,300	1,300
1.06%, 04/29/20 (s) (t)	5,700	5,695
0.50%, 05/18/20 (s) (t)	22,940	22,926
0.17%, 06/15/20 (s) (t)	20,100	20,093
0.12%, 06/19/20 (s) (t)	32,800	32,789

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
0.01%, 06/26/20 (s) (t)	5,700	5,698
0.01%, 07/20/20 (s) (t)	9,600	9,595
0.27%, 09/15/20 (s) (t)	3,700	3,697
		109,589
Securities Lending Collateral 2.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (u) (v)	33,526	33,526
Treasury Securities 0.0%
Presidencia De La Nacion
99.49%, 06/08/20, ARS (s)	3,338	34
184.33%, 06/28/20, ARS (s)	259	3
110.05%, 08/13/20, ARS (s)	4,760	39
58.41%, 08/27/20, ARS (s)	3,338	37
32.44%, (BADLAR + 2.00%), 08/28/20, ARS (c) (s)	3,368	33
		146
Total Short Term Investments (cost $143,397)		143,261
Total Investments 108.7% (cost $1,394,561)		1,364,715
Total Purchased Options 0.0% (cost $103)		83
Other Derivative Instruments (0.5)%		(6,255)
Other Assets and Liabilities, Net (8.2)%		(103,233)
Total Net Assets 100.0%		1,255,310

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $263,844 and 21.0% of the Fund.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Perpetual security. Next contractual call date presented, if applicable.

(f) Convertible security.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2020.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) Non-income producing security.

(l) As of March 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) All or a portion of the security is pledged or segregated as collateral.

(n) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2020, the total payable for investments purchased on a delayed delivery basis was $89,046.

(o) Treasury inflation indexed note, par amount is adjusted for inflation.

(p) This senior loan will settle after March 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(q) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(r) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s) The coupon rate represents the yield to maturity.

(t) The security is a direct debt of the agency and not collateralized by mortgages.

(u) Investment in affiliate.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
21Vianet Group, Inc., 7.88%, 10/15/21	10/25/19	510	420	—
Adani Transmission Limited, 4.00%, 08/03/26	01/02/20	515	445	—
Adecoagro S.A., 6.00%, 09/21/27	09/14/17	200	157	—
Axis Bank Limited Singapore Branch, 3.25%, 05/21/20	02/16/18	200	200	—
Banco Bilbao Vizcaya Argentaria, S.A., 5.88%, callable at 100 beginning 09/24/23	02/04/19	663	553	—
Banco do Brasil S.A, 4.75%, 03/20/24	01/13/20	212	194	—
Banco Votorantim S.A., 4.50%, 09/24/24	12/16/19	1,026	901	0.1
Barclays PLC, 7.88%, callable at 100 beginning 03/15/22	12/10/19	2,351	2,034	0.2
Barclays PLC, 1.88%, 03/23/21	10/18/19	228	220	—
BBVA Bancomer, S.A., 6.75%, 09/30/22	12/18/19	356	327	—
BBVA Bancomer, S.A., 5.13%, 01/18/33	01/11/18	597	495	—
Cabinet of Ministers of Ukraine, 7.75%, 09/01/22	11/05/19	424	378	—
Cemex Finance LLC, 6.00%, 04/01/24	12/18/15	277	256	—
China Construction Bank (New Zealand) Limited, 2.62%, 12/20/21	12/19/19	498	499	—
China Evergrande Group, 6.25%, 06/28/21	10/31/18	967	863	0.1
Cnooc Curtis Funding No.1 Pty Ltd, 4.50%, 10/03/23	08/04/17	1,152	1,175	0.1
Cooperatieve Rabobank U.A., 6.63%, callable at 100 beginning 06/29/21	08/19/16	2,083	1,889	0.2
Credit Suisse Group AG, 6.50%, 08/08/23	03/19/15	319	304	—
Digital Stout Holding, LLC, 3.75%, 10/17/30	10/28/19	430	382	—
Gaz Capital S.A., 6.51%, 03/07/22	03/01/19	520	520	—
Gaz Capital S.A., 2.95%, 01/24/24	02/28/19	1,847	1,789	0.1
Gaz Capital S.A., 2.25%, 11/22/24	03/13/19	225	220	—
Gaz Capital S.A., 4.95%, 03/23/27	09/18/18	572	628	0.1
GMR Hyderabad International Airport Limited, 5.38%, 04/10/24	09/23/19	618	506	—
GPN Capital S.A., 4.38%, 09/19/22	03/22/19	301	299	—
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	594	571	0.1
Greenko Dutch B.V., 4.88%, 07/24/22	10/25/19	302	264	—
Greenko Dutch B.V., 5.25%, 07/24/24	09/19/19	402	323	—
HSBC Holdings PLC, 4.75%, callable at 100 beginning 07/04/29	01/13/20	992	756	0.1
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch, 2.68%, 12/21/21	12/19/19	797	799	0.1
Intesa Sanpaolo S.p.A., 7.75%, callable at 100 beginning 01/11/27	02/21/20	819	606	0.1
Kaisa Group Holdings Ltd., 7.25%, 06/30/20	02/19/20	301	294	—
Kaisa Group Holdings Ltd., 7.88%, 06/30/21	02/25/20	203	178	—
Kaisa Group Holdings Ltd., 8.50%, 06/30/22	02/12/20	304	245	—
Lloyds Banking Group PLC, 7.63%, callable at 100 beginning 06/27/23	09/27/16	1,300	1,042	0.1
New Metro Global Limited, 6.50%, 04/23/21	02/07/20	1,312	1,243	0.1
Novatek Finance Designated Activity Company, 4.42%, 12/13/22	02/27/19	508	499	—
NTT Finance Corporation, 1.90%, 07/21/21	12/11/19	2,044	2,037	0.2
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	01/10/17	36	24	—
Odebrecht Offshore Drilling Finance Ltd., 7.72%, 12/01/26	01/10/17	81	15	—
Rio Oil Finance Trust, 9.25%, 07/06/24	07/26/16	312	328	—
RKPF Overseas 2019 (B) Limited, 6.70%, 09/30/24	12/06/19	304	269	—
Ronshine China Holdings Limited, 11.25%, 08/22/21	12/10/19	526	492	—
Ronshine China Holdings Limited, 8.75%, 10/25/22	01/21/20	840	749	0.1
Santander UK Group Holdings PLC, 7.38%, callable at 100 beginning 06/24/22	09/28/16	381	300	—
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	10/19/16	793	802	0.1
SB Capital S.A., 6.13%, 02/07/22	04/17/19	1,558	1,550	0.1
SB Capital S.A., 5.13%, 10/29/22	09/19/19	3,273	3,073	0.2
SB Capital S.A., 5.25%, 05/23/23	09/19/19	210	198	—
Schaeffler Finance B.V., 3.25%, 05/15/25	03/27/15	108	104	—
Seazen Group Limited, 7.50%, 01/22/21	02/07/20	2,026	1,940	0.2
Shriram Transport Finance Company Limited, 5.95%, 10/24/22	11/01/19	909	668	0.1
State Bank of India, 3.25%, 01/24/22	07/17/17	702	693	0.1
Stichting AK Rabobank Certificaten II, 6.50%	01/17/17	738	596	0.1
Sunac China Holdings Limited, 8.63%, 07/27/20	12/04/18	300	298	—
Sunac China Holdings Limited, 6.88%, 08/08/20	05/17/19	201	198	—
Sunac China Holdings Limited, 8.38%, 01/15/21	03/01/19	709	693	0.1
Sunac China Holdings Limited, 7.88%, 02/15/22	02/10/20	938	873	0.1
Sunac China Holdings Limited, 7.25%, 06/14/22	12/10/19	709	655	0.1
Sunny Optical Technology (Group) Company Limited, 3.75%, 01/23/23	12/09/19	1,431	1,475	0.1
Tesco Property Finance 5 PLC, 5.66%, 10/13/41	01/31/17	723	907	0.1
Teva Pharmaceutical Finance Netherlands II B.V., 0.38%, 07/25/20	01/18/18	148	131	—
The Royal Bank of Scotland Group Public Limited Company, 1.75%, 03/02/26	06/04/19	679	622	0.1
Times China Holdings Limited, 7.63%, 02/21/22	12/10/19	411	384	—
UBS AG, 5.13%, 05/15/24	01/15/20	971	897	0.1
UBS AG, 4.75%, 02/12/26	08/27/19	461	434	—
UBS Group AG, 7.13%, callable at 100 beginning 08/10/21	01/28/20	2,427	2,243	0.2
UniCredit S.p.A., 7.50%, callable at 100 beginning 06/03/26	01/27/20	1,818	1,396	0.1
Vanke Real Estate (Hong Kong) Company Limited, 4.20%, 06/07/24	08/22/19	831	833	0.1
Virgin Media Secured Finance PLC, 6.25%, 03/28/29	07/06/16	116	111	—
Virgin Money UK PLC, 4.00%, 09/03/27	02/06/20	1,264	1,037	0.1

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung, 2.13%, 04/04/22	02/04/19	817	774	0.1
		54,720	50,273	4.0

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	241	June 2020		32,053	(34)	1,370
United States 5 Year Note	927	July 2020		112,168	(43)	4,041
United States Ultra Bond	81	June 2020		16,306	(263)	1,665
					(340)	7,076
Short Contracts
Euro Bund	(26)	June 2020	EUR	(4,545)	1	65
United States 2 Year Note	(39)	July 2020		(8,450)	1	(145)
					2	(80)

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	5.61	(M)	07/07/21	MXN	14,100	1	2
28-Day MEXIBOR (M)	Paying	5.84	(M)	09/14/21	MXN	1,600	—	1
28-Day MEXIBOR (M)	Paying	5.81	(M)	09/29/21	MXN	1,300	—	(3)
28-Day MEXIBOR (M)	Paying	5.75	(M)	09/30/21	MXN	1,600	—	(3)
28-Day MEXIBOR (M)	Paying	5.63	(M)	10/11/21	MXN	12,900	1	5
28-Day MEXIBOR (M)	Paying	7.68	(M)	12/29/22	MXN	52,400	3	126
28-Day MEXIBOR (M)	Paying	8.04	(M)	02/29/24	MXN	18,500	2	63
28-Day MEXIBOR (M)	Paying	7.85	(M)	04/17/24	MXN	82,300	7	255
28-Day MEXIBOR (M)	Paying	6.65	(M)	12/13/24	MXN	59,400	3	38
28-Day MEXIBOR (M)	Paying	6.48	(M)	02/21/25	MXN	120,800	6	17
3M Canada Bankers Acceptance (Q)	Paying	1.22	(S)	03/03/25	CAD	10,500	(20)	91
3M Canada Bankers Acceptance (Q)	Paying	1.24	(S)	03/04/25	CAD	4,700	(9)	44
3M Canada Bankers Acceptance (Q)	Paying	1.90	(S)	12/18/29	CAD	1,900	(8)	112
3M LIBOR (Q)	Receiving	1.30	(S)	03/11/25		4,500	(2)	(182)
3M LIBOR (Q)	Receiving	1.30	(S)	03/16/25		4,500	(2)	(183)
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.00	(S)	09/20/24	JPY	127,500	(1)	(54)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	146,700	(2)	(33)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	132,800	(3)	(47)
6M BUBOR (S)	Paying	1.00	(A)	09/19/23	HUF	297,000	(7)	17
6M BUBOR (S)	Paying	1.25	(A)	09/19/23	HUF	906,900	(20)	45
6M EURIBOR (S)	Receiving	(0.15)	(A)	03/18/30	EUR	3,500	3	(16)
6M EURIBOR (S)	Receiving	0.15	(A)	06/17/30	EUR	2,400	2	(41)
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	500	5	(43)
6M GBP LIBOR (S)	Receiving	0.75	(S)	03/18/30	GBP	1,500	(1)	(46)
6M GBP LIBOR (S)	Receiving	1.00	(S)	06/17/30	GBP	9,700	(5)	(241)
6M GBP LIBOR (S)	Receiving	0.75	(S)	03/18/50	GBP	1,700	(2)	(143)
6M GBP LIBOR (S)	Paying	0.75	(S)	03/18/25	GBP	300	—	4
BRAZIBOR (A)	Paying	6.43	(A)	01/04/27	BRL	11,700	13	(69)
BRAZIBOR (A)	Paying	7.05	(A)	01/04/27	BRL	14,400	16	21
Chilean Interbank Rate (S)	Paying	2.41	(S)	01/31/25	CLP	3,377,100	11	113
Chilean Interbank Rate (S)	Paying	2.39	(S)	02/05/25	CLP	3,315,000	11	138
Chilean Interbank Rate (S)	Paying	2.87	(S)	02/25/27	CLP	2,239,000	12	112
Chilean Interbank Rate (S)	Paying	3.24	(S)	12/04/29	CLP	432,800	4	27
Chilean Interbank Rate (S)	Paying	3.42	(S)	12/10/29	CLP	72,300	1	6
Chilean Interbank Rate (S)	Paying	3.03	(S)	02/06/30	CLP	2,374,700	27	84
							46	217

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.IG.33 (Q)	1.00	12/20/24	53,400	194	160	1,462
Darden Restaurants, Inc. (Q)	1.00	06/20/20	200	—	—	3
Newell Brands Inc. (Q)	1.00	06/20/23	1,300	5	(3)	21
				199	157	1,486
Credit default swap agreements - sell protection
Anadarko Petroleum Corporation (Q)	1.00	06/20/21	(100)	(22)	(3)	(19)
Anadarko Petroleum Corporation (Q)	1.00	12/20/21	(400)	(108)	(16)	(89)
Anadarko Petroleum Corporation (Q)	1.00	06/20/22	(700)	(219)	(35)	(207)
AT&T Inc. (Q)	1.00	12/20/20	(7,500)	(14)	(2)	(64)
AT&T Inc. (Q)	1.00	12/20/24	(5,500)	(259)	3	(334)
Berkshire Hathaway Inc. (Q)	1.00	12/20/20	(200)	1	—	5
Berkshire Hathaway Inc. (Q)	1.00	06/20/21	(500)	6	—	—
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(5,600)	128	—	3
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(900)	21	—	4
British Telecommunications Public Limited Company (Q)	1.00	12/20/24	(700)	(6)	—	(15)
Canadian Natural Resources Limited (Q)	1.00	06/20/22	(200)	(3)	1	—
CDX.NA.IG.33 (Q)	1.00	12/20/29	(607,000)	(18,131)	(3,065)	(21,486)
D.R. Horton, Inc. (Q)	1.00	03/20/21	(100)	1	—	1
Daimler AG (Q)	1.00	12/20/20	(400)	1	—	(4)
Enbridge Inc. (Q)	1.00	12/20/21	(100)	(1)	(1)	3
Enbridge Inc. (Q)	1.00	06/20/22	(50)	(1)	—	(1)
Ford Motor Company (Q)	5.00	12/20/21	(100)	(6)	—	(21)
Ford Motor Company (Q)	5.00	06/20/23	(700)	(78)	(1)	(185)
General Electric Company (Q)	1.00	06/20/24	(300)	(12)	2	(8)
General Electric Company (Q)	1.00	12/20/24	(1,000)	(51)	7	(37)
Goldman Sachs Group Inc. (Q)	1.00	12/20/20	(800)	2	1	(11)
Goldman Sachs Group Inc. (Q)	1.00	06/20/21	(1,700)	2	2	(23)
Goldman Sachs Group Inc. (Q)	1.00	12/20/21	(1,400)	1	2	(17)
Host Hotels & Resorts, L.P. (Q)	1.00	12/20/20	(300)	1	—	(2)
ITRAXX.EUR.32 (Q)	1.00	12/20/24	(10,700)	24	(19)	(125)
ITRAXX.EUR.SR.26 (Q)	1.00	12/20/21	(1,400)	10	(4)	8
ITRAXX.EXJP.32 (Q)	1.00	12/20/24	(3,100)	12	12	(42)
MetLife, Inc. (Q)	1.00	06/20/22	(800)	10	(1)	—
MetLife, Inc. (Q)	1.00	12/20/22	(1,100)	14	(1)	(8)
MetLife, Inc. (Q)	1.00	12/20/24	(500)	4	—	(5)
Morgan Stanley (Q)	1.00	12/20/20	(300)	—	—	(4)
Prudential Financial, Inc. (Q)	1.00	06/20/21	(100)	1	—	—
Prudential Financial, Inc. (Q)	1.00	12/20/24	(800)	6	—	(6)
Rolls-Royce Group PLC (Q)	1.00	12/20/24	(2,700)	(387)	(69)	(395)
Rolls-Royce Group PLC (Q)	1.00	12/20/24	(2,500)	(359)	(64)	(364)
Ryder System, Inc. (Q)	1.00	06/20/22	(500)	4	1	(5)
Simon Property Group, L.P. (Q)	1.00	06/20/22	(400)	(6)	(1)	(7)
Sprint Communications, Inc. (Q)	5.00	09/20/20	(100)	2	—	(2)
Tesco PLC (Q)	1.00	12/20/24	(800)	—	1	—
The Boeing Company (Q)	1.00	12/20/20	(3,200)	(80)	(4)	(98)
The Sherwin-Williams Company (Q)	1.00	12/20/22	(1,000)	17	—	1
Viacom Inc. (Q)	1.00	06/20/21	(300)	1	(1)	(3)
Vodafone Group Public Limited Company (Q)	1.00	06/20/23	(400)	6	—	3
Vodafone Group Public Limited Company (Q)	1.00	06/20/24	(800)	11	(1)	3
				(19,457)	(3,256)	(23,556)

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]		Value ($)
Interest Rate Swaptions
6M GBP LIBOR, 02/26/51	GSC	Put	0.86	02/26/21	GBP	1,700,000	83

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Credit Default Swaptions
CDX.NA.IG.32, 06/20/24	GSC	Put	2.90	06/17/20	2,600,000	(2)
CDX.NA.IG.33, 12/20/24	DUB	Call	0.43	04/15/20	4,400,000	—
CDX.NA.IG.33, 12/20/24	GSC	Call	0.48	04/15/20	2,000,000	—
CDX.NA.IG.33, 12/20/24	GSC	Call	0.43	04/15/20	3,400,000	—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
CDX.NA.IG.33, 12/20/24	BNP	Put	0.65	05/20/20		4,100,000	(88)
CDX.NA.IG.33, 12/20/24	BNP	Put	0.68	05/20/20		300,000	(6)
CDX.NA.IG.33, 12/20/24	BNP	Put	0.80	06/17/20		1,800,000	(31)
CDX.NA.IG.33, 12/20/24	BOA	Put	0.65	04/15/20		6,700,000	(136)
CDX.NA.IG.33, 12/20/24	BOA	Put	0.80	06/17/20		2,400,000	(42)
CDX.NA.IG.33, 12/20/24	CSI	Put	0.63	04/15/20		4,000,000	(86)
CDX.NA.IG.33, 12/20/24	DUB	Put	0.60	04/15/20		4,400,000	(99)
CDX.NA.IG.33, 12/20/24	DUB	Put	0.85	06/17/20		1,900,000	(31)
CDX.NA.IG.33, 12/20/24	GSC	Put	0.70	04/15/20		2,000,000	(36)
CDX.NA.IG.33, 12/20/24	GSC	Put	0.55	04/15/20		3,400,000	(85)
CDX.NA.IG.33, 12/20/24	GSC	Put	0.80	06/17/20		2,500,000	(44)
CDX.NA.IG.33, 12/20/24	GSC	Put	2.50	03/17/21		3,200,000	(27)
CDX.NA.IG.33, 12/20/24	MSC	Put	0.65	04/15/20		4,500,000	(92)
CDX.NA.IG.33, 12/20/24	MSC	Put	0.85	06/17/20		2,400,000	(39)
ITRAXX.EUR.31.V2, 06/20/24	GSC	Put	3.00	06/17/20	EUR	2,800,000	(2)
ITRAXX.EUR.32, 12/20/24	GSC	Put	2.50	01/20/21	EUR	1,600,000	(19)
ITRAXX.EUR.32, 12/20/24	GSC	Put	2.50	03/17/21	EUR	2,900,000	(49)
							(914)
Interest Rate Swaptions
6M GBP LIBOR, 02/26/31	GSC	Put	0.78	02/26/21	GBP	4,800,000	(83)

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	MSC	04/02/20	BRL	13,300	2,563	(397)
BRL/USD	MSC	05/05/20	BRL	5,281	1,015	(24)
COP/USD	GSC	05/29/20	COP	3,451,699	846	8
HUF/USD	MSC	04/09/20	HUF	8,938	27	(2)
HUF/USD	MSC	04/09/20	HUF	2,583	8	—
IDR/USD	CIT	06/17/20	IDR	40,602,818	2,472	(398)
JPY/USD	CIT	04/02/20	JPY	1,472,100	13,673	(32)
MXN/USD	CIT	04/22/20	MXN	9,504	401	(45)
MXN/USD	CIT	04/22/20	MXN	8,877	375	14
MXN/USD	JPM	04/22/20	MXN	5,301	224	14
MXN/USD	CIT	05/05/20	MXN	23,388	986	(218)
PLN/USD	SCB	06/10/20	PLN	5,069	1,225	(77)
RUB/USD	SCB	04/15/20	RUB	173,429	2,208	(487)
RUB/USD	UBS	04/15/20	RUB	70,733	901	(240)
USD/BRL	CIT	04/02/20	BRL	(454)	(88)	11
USD/BRL	GSC	04/02/20	BRL	(1,961)	(378)	52
USD/BRL	MSC	04/02/20	BRL	(10,885)	(2,098)	151
USD/CAD	BCL	05/15/20	CAD	(2,173)	(1,543)	95
USD/EUR	GSC	04/02/20	EUR	(21,908)	(24,135)	267
USD/EUR	GSC	05/04/20	EUR	(279)	(308)	(1)
USD/GBP	BNP	04/02/20	GBP	(8,614)	(10,715)	307
USD/HUF	MSC	04/09/20	HUF	(30,600)	(93)	6
USD/IDR	CIT	06/17/20	IDR	(19,378,011)	(1,180)	165
USD/MXN	CIT	05/05/20	MXN	(13,116)	(553)	38
USD/PEN	BNP	04/30/20	PEN	(5,076)	(1,477)	32
USD/PEN	CIT	05/18/20	PEN	(2,247)	(653)	6
USD/PEN	BNP	05/29/20	PEN	(11,181)	(3,250)	(85)
USD/RUB	UBS	04/15/20	RUB	(8,168)	(104)	(2)
USD/TRY	CIT	04/13/20	TRY	(407)	(61)	—
					(19,712)	(842)

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Alibaba Group Holding Limited (Q)	BCL	0.98	1.00	12/20/24	(200)	—	3	(3)
Alibaba Group Holding Limited (Q)	BNP	0.98	1.00	12/20/24	(300)	—	4	(4)
BHP Billiton Finance (USA) Limited (Q)	BNP	0.19	1.00	06/20/21	(200)	2	(6)	8
CDX.NA.HY.25.V7 (Q)	BOA	N/A	5.00	12/20/20	(100)	3	1	2
CDX.NA.HY.27.V5 (Q)	BOA	N/A	5.00	12/20/21	(300)	14	46	(32)
CDX.NA.HY.27.V5 (Q)	CGM	N/A	5.00	12/20/21	(600)	27	52	(25)
CDX.NA.HY.27.V5 (Q)	JPM	N/A	5.00	12/20/21	(200)	9	17	(8)
CDX.NA.HY.29.V3 (Q)	GSC	N/A	5.00	12/20/22	(100)	4	14	(10)
CDX.NA.HY.29.V3 (Q)	JPM	N/A	5.00	12/20/22	(200)	8	32	(24)
CDX.NA.HY.31.V4 (Q)	BNP	N/A	5.00	12/20/23	(100)	2	12	(10)
CDX.NA.HY.31.V4 (Q)	CGM	N/A	5.00	12/20/23	(200)	3	21	(18)
CDX.NA.HY.31.V4 (Q)	GSC	N/A	5.00	12/20/23	(500)	6	59	(53)
CDX.NA.HY.31.V4 (Q)	JPM	N/A	5.00	12/20/23	(400)	4	45	(41)
CDX.NA.HY.31.V4 (Q)	MSC	N/A	5.00	12/20/23	(100)	1	12	(11)
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(100)	(1)	(3)	2
CMBX.NA.AAA.10 (M)	MSC	N/A	0.50	11/17/59	(100)	(1)	(3)	2

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
CMBX.NA.AAA.10 (M)	UBS	N/A	0.50	11/17/59	(100)	(1)	(3)	2
CMBX.NA.AAA.8 (M)	CSI	N/A	0.50	10/17/57	(300)	—	(15)	15
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(4,000)	(25)	(161)	136
CMBX.NA.AAA.9 (M)	MSC	N/A	0.50	09/17/58	(500)	(3)	(19)	16
CNAC (HK) Finbridge Company Limited (Q)	BCL	2.06	1.00	12/20/24	(300)	(14)	(6)	(8)
CNOOC Finance (2002) Limited (Q)	BNP	0.92	1.00	12/20/24	(500)	2	10	(8)
Gazprom OAO (Q)	BOA	1.32	1.00	06/20/20	(100)	—	(16)	16
Gazprom OAO (Q)	JPM	1.32	1.00	06/20/20	(50)	—	(8)	8
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BCL	1.81	1.00	06/20/23	(800)	(20)	(8)	(12)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	2.06	1.00	06/20/24	(200)	(8)	(3)	(5)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	1.95	1.00	12/20/23	(300)	(10)	(6)	(4)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	2.06	1.00	06/20/24	(100)	(5)	(2)	(3)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.81	1.00	06/20/23	(1,300)	(33)	(12)	(21)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	2.23	1.00	12/20/24	(100)	(6)	(1)	(5)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	JPM	2.06	1.00	06/20/24	(100)	(5)	(2)	(3)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	2.23	1.00	12/20/24	(800)	(44)	(5)	(39)
Huarong Finance Co., Ltd. (Q)	BOA	0.65	1.00	10/23/20	(300)	1	—	1
MCDX.CDSI.24 (Q)	MSC	N/A	1.00	06/20/25	(150)	3	(5)	8
Mexico (United Mexican States) (Q)	BCL	1.47	1.00	06/20/22	(2,600)	(25)	(37)	12
Pemex Project Funding Master Trust (Q)	BCL	8.94	1.00	09/20/20	(900)	(33)	(46)	13
Pemex Project Funding Master Trust (Q)	BCL	9.20	1.00	06/20/22	(400)	(64)	(17)	(47)
Pemex Project Funding Master Trust (Q)	BNP	9.20	1.00	06/20/22	(1,700)	(271)	(103)	(168)
Pemex Project Funding Master Trust (Q)	DUB	9.20	1.00	06/20/22	(700)	(111)	(28)	(83)
Pemex Project Funding Master Trust (Q)	DUB	9.39	1.00	12/20/21	(200)	(26)	(18)	(8)
Pemex Project Funding Master Trust (Q)	GSC	8.94	1.00	09/20/20	(250)	(9)	(13)	4
Presidência Da República Federativa Do Brasil (Q)	CGM	2.56	1.00	12/20/24	(600)	(41)	(10)	(31)
Presidência Da República Federativa Do Brasil (Q)	CSI	0.93	1.00	09/20/20	(200)	—	(14)	14
Presidência Da República Federativa Do Brasil (Q)	DUB	1.79	1.00	06/20/22	(200)	(3)	(13)	10
Presidência Da República Federativa Do Brasil (Q)	GSC	2.56	1.00	12/20/24	(500)	(35)	(8)	(27)
Presidencia de la Republica de Colombia (Q)	DUB	1.05	1.00	06/20/21	(650)	(1)	(19)	18
Presidencia de la Republica de Colombia (Q)	UBS	1.05	1.00	06/20/21	(650)	—	(19)	19
PT Pertamina (Persero) (Q)	BCL	2.50	1.00	12/20/24	(400)	(26)	(4)	(22)
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	1.57	1.00	06/20/24	(400)	(9)	(9)	—
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	0.45	1.00	06/20/20	(1,200)	1	(2)	3
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	1.68	1.00	12/20/24	(800)	(24)	2	(26)
Segretariato Generale Della Presidenza Della Repubblica (Q)	BOA	0.45	1.00	06/20/20	(400)	—	(1)	1
Segretariato Generale Della Presidenza Della Repubblica (Q)	BOA	1.57	1.00	06/20/24	(400)	(9)	(8)	(1)
Segretariato Generale Della Presidenza Della Repubblica (Q)	GSC	0.45	1.00	06/20/20	(300)	—	(1)	1
Sinopec Group Overseas Development (2018) Limited (Q)	BCL	0.95	1.00	12/20/24	(300)	1	5	(4)
Sinopec Group Overseas Development (2018) Limited (Q)	GSC	0.95	1.00	12/20/24	(200)	—	3	(3)
South Africa, Parliament of (Q)	BCL	4.01	1.00	12/20/24	(800)	(101)	(30)	(71)
South Africa, Parliament of (Q)	CGM	2.65	1.00	06/20/21	(600)	(12)	(50)	38
South Africa, Parliament of (Q)	GSC	4.01	1.00	12/20/24	(1,000)	(127)	(40)	(87)
State Grid Overseas Investment Limited (Q)	BCL	0.94	1.00	12/20/24	(300)	—	4	(4)
The Republic of Indonesia, The Government of (Q)	GSC	1.38	1.00	06/20/23	(300)	(3)	(4)	1
					(30,650)	(1,015)	(436)	(579)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 68.0%
Health Care 16.4%
Alcon AG (a)	1,653	84,551
Avantor, Inc. (a)	1,766	22,063
Becton, Dickinson and Company (b)	415	95,293
Danaher Corporation (b)	1,000	138,449
Envista Holdings Corporation (a)	1,408	21,038
Humana Inc.	579	181,774
PerkinElmer Inc.	1,939	146,008
Thermo Fisher Scientific Inc. (b)	492	139,405
UnitedHealth Group Incorporated	405	100,924
		929,505
Information Technology 15.5%
Fiserv, Inc. (a)	2,313	219,698
Global Payments Inc.	641	92,459
Maxim Integrated Products, Inc.	1,534	74,568
Microsoft Corporation (b)	1,416	223,333
NXP Semiconductors N.V. (b)	1,682	139,470
TE Connectivity Ltd.	447	28,129
Visa Inc. - Class A (b)	648	104,482
		882,139
Industrials 10.7%
Fortive Corporation	2,326	128,396
General Electric Company (b)	27,245	216,325
Ingersoll Rand Inc. (a)	1,924	47,705
Raytheon Company	679	89,084
Roper Technologies, Inc. (b)	310	96,772
Waste Connections, Inc.	386	29,926
		608,208
Consumer Discretionary 7.9%
Amazon.com, Inc. (a)	73	142,022
Aptiv PLC (b)	522	25,683
Hilton Worldwide Holdings Inc. (b)	1,572	107,269
Marriott International, Inc. - Class A	769	57,528
Yum! Brands, Inc.	1,665	114,097
		446,599
Utilities 5.1%
Ameren Corporation	698	50,838
American Electric Power Company, Inc. (b)	1,069	85,501
NextEra Energy, Inc. (b)	80	19,316
NiSource Inc.	3,079	76,893
Xcel Energy Inc. (b)	911	54,941
		287,489
Financials 4.6%
Intercontinental Exchange, Inc.	1,283	103,598
Marsh & McLennan Companies, Inc.	1,848	159,786
		263,384
Communication Services 4.1%
Alphabet Inc. - Class A (a)	—	7
Alphabet Inc. - Class C (a) (b)	113	131,165
Facebook, Inc. - Class A (a) (b)	621	103,516
		234,688
Consumer Staples 2.5%
Keurig Dr Pepper Inc. (c)	5,956	144,541
Materials 1.0%
Linde Public Limited Company	336	58,070
Energy 0.2%
Concho Resources Inc.	206	8,831
Total Common Stocks (cost $4,063,515)		3,863,454
CORPORATE BONDS AND NOTES 11.0%
Communication Services 4.2%
CCO Holdings, LLC
5.25%, 09/30/22	7,200	7,253
4.00%, 03/01/23 (c) (d)	5,947	5,936
5.88%, 04/01/24 (d)	6,915	7,071
5.13%, 05/01/23 - 05/01/27 (d)	30,321	30,529
5.00%, 02/01/28 (d)	32,914	33,039
Charter Communications Operating, LLC
3.58%, 07/23/20	2,525	2,538
Netflix, Inc.
5.38%, 02/01/21	2,870	2,901
5.50%, 02/15/22	1,605	1,653
4.38%, 11/15/26	22,835	23,204
4.88%, 04/15/28	36,102	36,739
5.88%, 02/15/25 - 11/15/28	49,755	53,344
6.38%, 05/15/29	23,290	25,678
Sirius XM Radio Inc.
4.63%, 05/15/23 (d)	4,215	4,220
T-Mobile USA, Inc.
6.00%, 03/01/23	1,815	1,825
6.50%, 01/15/26	1,025	1,077
		237,007
Consumer Discretionary 1.9%
Cedar Fair, L.P.
5.38%, 06/01/24 - 04/15/27	13,422	11,668
5.25%, 07/15/29 (d)	2,145	1,829
Dollar Tree, Inc.
2.54%, (3M USD LIBOR + 0.70%), 04/17/20 (e)	315	315
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	3,095	2,894
KFC Holding Co.
5.00%, 06/01/24 (d)	11,835	11,575
5.25%, 06/01/26 (d)	13,015	13,109
4.75%, 06/01/27 (d)	22,450	21,135
Marriott International, Inc.
1.65%, (3M USD LIBOR + 0.65%), 03/08/21 (e)	1,485	1,473
Service Corporation International
5.38%, 05/15/24 (c)	3,800	3,866
Six Flags Operations Inc.
4.88%, 07/31/24 (c) (d)	5,680	4,866
5.50%, 04/15/27 (c) (d)	5,344	4,509
Yum! Brands, Inc.
3.88%, 11/01/20 (c)	5,645	5,602
3.75%, 11/01/21	10,046	9,678
3.88%, 11/01/23	5,450	5,158
6.88%, 11/15/37	3,355	3,225
5.35%, 11/01/43	11,005	9,334
		110,236
Health Care 1.5%
Avantor, Inc.
6.00%, 10/01/24 (d)	10,440	10,945
9.00%, 10/01/25 (d)	54,087	56,907
Becton, Dickinson and Company
2.03%, (3M USD LIBOR + 1.03%), 06/06/22 (e)	2,765	2,621
Elanco Animal Health
4.66%, 08/27/21 (f)	3,940	3,963
Fresenius Medical Care
5.75%, 02/15/21 (d)	380	387
Hologic, Inc.
4.38%, 10/15/25 (d)	4,031	4,027
Teleflex Incorporated
4.88%, 06/01/26	4,900	4,878
4.63%, 11/15/27	2,185	2,201
		85,929
Information Technology 1.1%
Amphenol Corporation
2.20%, 04/01/20	2,765	2,765
Fiserv, Inc.
2.70%, 06/01/20	4,825	4,817
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (d)	7,023	7,345
8.25%, 11/15/26 (d)	8,750	9,292
Solera, LLC
10.50%, 03/01/24 (d)	38,165	37,382
		61,601
Industrials 0.8%
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (g)	31,020	25,661
Korn Ferry
4.63%, 12/15/27 (d)	1,285	1,122
Lennox International Inc.
3.00%, 11/15/23	340	330

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24	2,067	1,757
Reynolds Group Holdings Inc.
5.33%, (3M USD LIBOR + 3.50%), 07/15/21 (d) (e)	3,425	3,333
5.13%, 07/15/23 (d)	4,670	4,667
Sensata Technologies B.V.
4.88%, 10/15/23 (d)	2,715	2,636
5.63%, 11/01/24 (d)	670	652
5.00%, 10/01/25 (d)	4,400	4,191
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (d)	2,235	2,187
Xylem Inc.
4.88%, 10/01/21	125	130
3.25%, 11/01/26	220	218
		46,884
Financials 0.8%
HUB International Limited
7.00%, 05/01/26 (d)	1,920	1,902
Level 3 Financing, Inc.
5.38%, 08/15/22	4,014	4,031
Reckitt Benckiser Treasury Services PLC
1.76%, (3M USD LIBOR + 0.56%), 06/24/22 (d) (e)	3,800	3,797
2.38%, 06/24/22 (d)	9,875	9,775
State Street Corporation
5.25%, (callable at 100 beginning 09/15/20) (g)	2,150	1,871
The Bank of New York Mellon Corporation
4.63%, (callable at 100 beginning 09/20/26) (g)	5,560	5,013
4.95%, (callable at 100 beginning 06/20/20) (g)	6,475	5,649
The PNC Financial Services Group, Inc.
5.00%, (callable at 100 beginning 11/01/26) (g)	9,185	8,450
U.S. Bancorp
5.30%, (callable at 100 beginning 04/15/27) (g)	2,650	2,562
USIS Merger Sub, Inc.
6.88%, 05/01/25 (d)	974	919
		43,969
Utilities 0.4%
Eversource Energy
2.75%, 03/15/22	2,725	2,721
3.80%, 12/01/23	1,160	1,204
NiSource Finance Corp.
3.49%, 05/15/27	9,215	9,286
4.38%, 05/15/47	5,555	5,705
NiSource Inc.
5.65%, (callable at 100 beginning 06/15/23) (g)	4,655	4,014
		22,930
Real Estate 0.3%
SBA Communications Corporation
4.00%, 10/01/22	8,155	8,155
4.88%, 09/01/24	3,230	3,277
3.88%, 02/15/27 (d)	2,945	2,955
		14,387
Energy 0.0%
NuStar Logistics, L.P.
4.80%, 09/01/20	2,190	1,909
Consumer Staples 0.0%
Conagra Brands, Inc.
2.55%, (3M USD LIBOR + 0.75%), 10/22/20 (e)	611	603
Total Corporate Bonds And Notes (cost $631,677)		625,455
SENIOR LOAN INTERESTS 7.0%
Information Technology 4.0%
CCC Information Services, Inc.
Term Loan, 0.00%, (1M LIBOR + 2.75%), 03/30/24 (e) (h)	12,836	11,644
2017 1st Lien Term Loan, 3.75%, (1M LIBOR + 2.75%), 03/30/24 (e)	36,437	33,053
Emerald TopCo Inc
Term Loan, 0.00%, (1M LIBOR + 3.50%), 07/16/26 (e) (h)	4,214	3,835
Term Loan, 4.49%, (1M LIBOR + 3.50%), 07/16/26 (e)	5,050	4,595
Gartner, Inc.
2016 Term Loan A, 2.49%, (1M LIBOR + 1.50%), 03/20/22 (e)	818	777
Kronos Incorporated
2017 Term Loan B, 4.76%, (3M LIBOR + 3.00%), 11/01/23 (e)	63,787	57,900
Refinitiv US Holdings Inc.
Term Loan, 0.00%, (1M LIBOR + 3.25%), 09/12/25 (e) (h)	3,665	3,503
2018 USD Term Loan, 4.24%, (1M LIBOR + 3.25%), 09/12/25 (e)	116,815	111,656
Ultimate Software Group Inc(The)
Term Loan B, 4.74%, (1M LIBOR + 3.75%), 04/08/26 (e)	1,881	1,746
		228,709
Financials 1.8%
AmWINS Group, Inc.
2017 Term Loan B, 3.75%, (1M LIBOR + 2.75%), 01/19/24 (e)	1,397	1,287
2017 Term Loan B, 3.77%, (1M LIBOR + 2.75%), 01/19/24 (e)	280	258
Hub International Limited
Term Loan, 0.00%, (3M LIBOR + 4.00%), 04/25/25 (e) (h)	520	488
Term Loan, 0.00%, (3M LIBOR + 2.75%), 04/25/25 (e) (h)	630	585
2018 Term Loan B, 4.39%, (3M LIBOR + 2.75%), 04/25/25 (e)	4,113	3,821
2018 Term Loan B, 4.52%, (3M LIBOR + 2.75%), 04/25/25 (e)	220	204
Term Loan, 4.55%, (3M LIBOR + 2.75%), 04/25/25 (e)	86,264	80,139
2019 Incremental Term Loan B, 5.69%, (3M LIBOR + 4.00%), 04/25/25 (e)	15,506	14,537
		101,319
Consumer Discretionary 0.4%
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1M LIBOR + 2.50%), 02/01/24 (e)	3,050	2,708
Four Seasons Hotels Limited
Term Loan, 0.00%, (1M LIBOR + 2.00%), 11/30/23 (e) (h)	3,170	2,853
New 1st Lien Term Loan, 2.99%, (1M LIBOR + 2.00%), 11/30/23 (e)	1,247	1,122
LGC Group TL B 1L
Term Loan, 0.00%, (3M LIBOR + 3.50%), 01/24/27 (e) (h)	17,685	15,209
		21,892
Consumer Staples 0.3%
Sunshine Luxembourg VII SARL
Term Loan, 0.00%, (3M LIBOR + 4.25%), 07/12/26 (e) (h)	3,965	3,545
USD Term Loan B1, 5.32%, (3M LIBOR + 4.25%), 07/12/26 (e)	16,723	14,950
		18,495
Industrials 0.3%
CPI Holdco, LLC
2019 Term Loan, 5.70%, (3M LIBOR + 4.25%), 10/28/26 (e) (i)	1,870	1,608
USI, Inc.
Term Loan, 0.00%, (3M LIBOR + 3.00%), 05/16/24 (e) (h)	865	787
2017 Repriced Term Loan, 3.99%, (3M LIBOR + 3.00%), 05/16/24 (e)	16,896	15,375
		17,770
Health Care 0.2%
NVA Holdings, Inc.
2019 Term Loan A3, 3.24%, (1M LIBOR + 2.25%), 09/19/22 (e)	11,625	11,574
Prestige Brands, Inc.
Term Loan B4, 2.99%, (1M LIBOR + 2.00%), 01/20/24 (e)	96	89
		11,663

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Materials 0.0%
H.B. Fuller Company
2017 Term Loan B, 2.77%, (1M LIBOR + 2.00%), 10/11/24 (e)	1,075	926
Total Senior Loan Interests (cost $428,613)		400,774
PREFERRED STOCKS 4.4%
Utilities 1.5%
Alabama Power Company - Series A, 5.00%, (callable at 100 beginning 10/01/22) (g)	55	1,405
American Electric Power Company, Inc., 6.13%, 03/15/22 (j)	128	6,180
CMS Energy Corporation, 5.88%, 10/15/78	585	14,742
CMS Energy Corporation, 5.88%, 03/01/79	750	18,938
DTE Energy Company, 5.25%, 12/01/77	367	8,803
Duke Energy Corporation, 5.63%, 09/15/78	358	9,173
NextEra Energy, Inc., 5.28%, 03/01/23 (a) (j)	354	15,624
NiSource Inc., 6.50%, (callable at 25 beginning 03/15/24) (g)	330	8,374
		83,239
Financials 1.4%
JPMorgan Chase & Co., 5.75%, (callable at 25 beginning 12/01/23) (g)	174	4,414
The Charles Schwab Corporation, 5.95%, (callable at 100 beginning 06/01/21) (g)	4	101
The Charles Schwab Corporation - Series C, 6.00%, (callable at 25 beginning 12/01/20) (g)	73	1,849
U.S. Bancorp - Series F, 6.50%, (callable at 25 beginning 01/15/22) (g)	25	644
U.S. Bancorp, 5.50%, (callable at 25 beginning 10/15/23) (g)	200	4,984
Wells Fargo & Company - Series L, 7.50% (g) (j)	52	66,415
		78,407
Health Care 1.3%
Avantor, Inc., 6.25%, 05/15/22 (j)	813	35,269
Becton, Dickinson and Company - Series A, 6.13%, 05/01/20 (j)	757	39,600
Elanco Animal Health, 5.00%, 02/01/23 (a) (c) (j)	31	1,257
		76,126
Industrials 0.2%
Fortive Corporation - Series A, 5.00%, 07/01/21 (j)	14	9,779
Total Preferred Stocks (cost $266,222)		247,551
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Domino's Pizza, Inc.
Series 2018-A2I-1A, 4.12%, 10/25/25	3,393	3,260
Series 2017-A23-1A, 4.12%, 07/26/27	3,670	3,333
Series 2019-A2-1A, 3.67%, 10/25/29 (d)	2,933	2,610
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	14	13
US Airways, Inc.
Series 2012-B-2, 6.75%, 06/03/21	118	116
Series 2012-PTT-2A, 4.63%, 06/03/25	313	304
Series 2013-A-1, 3.95%, 11/15/25	192	183
Wendy's Funding, LLC
Series 2018-A2I-1A, 3.57%, 03/15/48	2,303	2,091
Total Non-U.S. Government Agency Asset-Backed Securities (cost $12,872)		11,910
TRUST PREFERREDS 0.1%
Utilities 0.1%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (g)	8	161
SCE Trust IV, 5.38%, (callable at 25 beginning 09/15/25) (g)	343	6,366
Total Trust Preferreds (cost $7,346)		6,527
INVESTMENT COMPANIES 0.0%
T. Rowe Price Institutional Floating Rate Fund (k)	129	1,120
Total Investment Companies (cost $1,317)		1,120
SHORT TERM INVESTMENTS 9.3%
Investment Companies 9.0%
JNL Government Money Market Fund - Institutional Class, 0.23% (k) (l)	43,210	43,210
T. Rowe Price Government Reserve Fund, 0.88% (k) (l)	468,447	468,447
		511,657
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (k) (l)	14,507	14,507
Total Short Term Investments (cost $526,164)		526,164
Total Investments 100.0% (cost $5,937,726)		5,682,955
Other Derivative Instruments (0.2)%		(10,860)
Other Assets and Liabilities, Net 0.2%		9,218
Total Net Assets 100.0%		5,681,313

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) All or a portion of the security was on loan as of March 31, 2020.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $304,849 and 5.4% of the Fund.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) Perpetual security. Next contractual call date presented, if applicable.

(h) This senior loan will settle after March 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) Convertible security.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T. Rowe Price Institutional Floating Rate Fund	1,263	14	—	15	—	(157)	1,120	—

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Alphabet Inc.	CGM	Call	1,500.00	01/15/21	113	(271)
Alphabet Inc.	GSC	Call	1,780.00	01/15/21	33	(12)
Alphabet Inc.	GSC	Call	1,800.00	01/15/21	33	(12)
Alphabet Inc.	GSC	Call	1,740.00	01/15/21	33	(16)
Alphabet Inc.	GSC	Call	1,760.00	01/15/21	33	(16)
American Electric Power Company, Inc.	CGM	Call	115.00	01/15/21	511	(20)
American Electric Power Company, Inc.	CGM	Call	105.00	01/15/21	1,626	(159)
Aptiv PLC	GSC	Call	97.50	01/15/21	377	(28)
Aptiv PLC	GSC	Call	100.00	01/15/21	377	(24)
Becton, Dickinson and Company	GSC	Call	300.00	01/15/21	583	(140)
Danaher Corporation	JPM	Call	190.00	01/15/21	301	(93)
Danaher Corporation	JPM	Call	185.00	01/15/21	301	(99)
Facebook, Inc.	JPM	Call	275.00	01/15/21	290	(15)
Facebook, Inc.	JPM	Call	270.00	01/15/21	290	(17)
Facebook, Inc.	JPM	Call	265.00	01/15/21	290	(11)
General Electric Company	JPM	Call	15.00	01/15/21	29,084	(495)
Hilton Worldwide Holdings Inc.	CGM	Call	130.00	01/15/21	152	(14)
Hilton Worldwide Holdings Inc.	CGM	Call	125.00	01/15/21	152	(11)
Microsoft Corporation	CGM	Call	170.00	01/15/21	646	(851)
Microsoft Corporation	CGM	Call	165.00	01/15/21	646	(988)
Microsoft Corporation	CSI	Call	165.00	01/15/21	1,946	(2,977)
Microsoft Corporation	JPM	Call	170.00	01/15/21	2,496	(3,287)
NextEra Energy, Inc.	CSI	Call	320.00	01/15/21	118	(27)
NextEra Energy, Inc.	CSI	Call	310.00	01/15/21	117	(43)
NXP Semiconductors N.V.	CSI	Call	140.00	01/15/21	1,272	(245)
Roper Technologies, Inc.	GSC	Call	430.00	08/21/20	96	(6)
Thermo Fisher Scientific Inc.	RBC	Call	400.00	01/15/21	470	(116)
Thermo Fisher Scientific Inc.	RBC	Call	400.00	01/15/21	23	(6)
Thermo Fisher Scientific Inc.	RBC	Call	370.00	01/15/21	99	(50)
Thermo Fisher Scientific Inc.	RBC	Call	390.00	01/15/21	98	(24)
Visa Inc.	CSI	Call	235.00	01/15/21	673	(129)
Visa Inc.	CSI	Call	240.00	01/15/21	673	(93)
Visa Inc.	CSI	Call	230.00	01/15/21	673	(132)
Visa Inc.	GSC	Call	230.00	01/15/21	235	(46)
Visa Inc.	GSC	Call	240.00	01/15/21	235	(33)
Xcel Energy Inc.	CSI	Call	65.00	10/16/20	389	(136)
Xcel Energy Inc.	CSI	Call	60.00	10/16/20	389	(218)
						(10,860)

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/The London Company Focused U.S. Equity Fund
COMMON STOCKS 95.7%
Financials 23.0%
Berkshire Hathaway Inc. - Class B (a)	24	4,304
BlackRock, Inc.	6	2,818
MBIA Inc. (a)	195	1,392
The Charles Schwab Corporation	68	2,271
Wells Fargo & Company	46	1,318
		12,103
Information Technology 19.4%
Apple Inc.	17	4,315
Citrix Systems Inc.	30	4,271
Texas Instruments Incorporated	17	1,659
		10,245
Industrials 16.3%
Delta Air Lines Inc.	46	1,327
Norfolk Southern Corporation	16	2,359
Old Dominion Freight Line Inc.	29	3,855
Southwest Airlines Co.	30	1,074
		8,615
Consumer Staples 12.5%
Altria Group, Inc.	98	3,787
Lamb Weston Holdings Inc.	49	2,788
		6,575
Materials 8.6%
Martin Marietta Materials Inc.	14	2,703
NewMarket Corp.	5	1,849
		4,552
Health Care 5.1%
Johnson & Johnson	21	2,702
Consumer Discretionary 3.9%
Dollar Tree Inc. (a)	28	2,059
Communication Services 2.8%
Fox Corporation - Class A	63	1,485
Energy 2.1%
Chevron Corporation	15	1,090
Real Estate 2.0%
STORE Capital Corp.	57	1,030
Total Common Stocks (cost $46,946)		50,456
SHORT TERM INVESTMENTS 4.5%
Investment Companies 4.5%
JNL Government Money Market Fund - Institutional Class, 0.23% (b) (c)	2,387	2,387
Total Short Term Investments (cost $2,387)		2,387
Total Investments 100.2% (cost $49,333)		52,843
Other Assets and Liabilities, Net (0.2)%		(89)
Total Net Assets 100.0%		52,754

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/VanEck International Gold Fund
COMMON STOCKS 97.8%
Materials 97.8%
Agnico Eagle Mines Limited (a)	69	2,759
Alamos Gold Inc - Class A	258	1,290
AngloGold Ashanti - ADR	97	1,618
Argonaut Gold Inc. (b)	196	151
Auryn Resources Inc (b)	107	99
B2Gold Corp.	1,556	4,761
Barrick Gold Corporation	316	5,787
Bellevue Gold Limited (b)	2,419	597
BonTerra Resources Inc. (b)	224	130
Cardinal Resources Limited (a) (b)	1,723	350
Columbus Gold Corp. (b)	161	13
Corvus Gold Inc. (a) (b)	234	231
Eastmain Resources Inc. (a) (b)	262	12
Endeavour Mining Corporation (b)	21	295
Equinox Gold Corp. (a) (b)	146	971
Equinox Gold Corp. (a) (b)	117	772
Evolution Mining Limited	1,159	2,712
First Mining Gold Corp. (a) (b)	383	49
Franco-Nevada Corp. (a)	18	1,771
Gold Fields Limited - ADR	83	396
Gold Road Resources Limited (b)	1,874	1,578
Gold Standard Ventures Corp. (a) (b)	406	203
Kinross Gold Corp. (b)	504	2,006
Kirkland Lake Gold Ltd.	18	538
Kirkland Lake Gold Ltd.	175	5,177
Liberty Gold Corp. (a) (b)	934	577
Lundin Gold Inc. (a) (b)	62	345
Midas Gold Corp. (a) (b)	276	90
Newmont Corporation	140	6,349
Nighthawk Gold Corp. (a) (b)	35	32
Northern Star Resources Ltd.	421	2,708
NovaGold Resources Inc. (b)	48	352
OceanaGold Corporation	476	456
Orezone Gold Corporation (b)	502	155
Osisko Gold Royalties Ltd (a)	39	289
Osisko Mining Inc. (a) (b)	483	764
Otis Gold Corp. (b)	86	6
Pretium Resources Inc. (a) (b)	100	568
Probe Metals Inc. (b)	99	43
Pure Gold Mining Inc. (b)	1,118	484
Rio2 Limited (b)	—	—
Sabina Gold & Silver Corp. (a) (b)	281	234
Saracen Mineral Holdings Ltd. (a) (b)	706	1,593
SSR Mining Inc. (b)	97	1,102
West African Resources Ltd. (b)	4,201	1,066
Wheaton Precious Metals Corp.	131	3,617
Yamana Gold Inc. (a)	632	1,738
Total Common Stocks (cost $59,136)		56,834
WARRANTS 0.1%
BonTerra Resources Inc. (b) (c)	32	—
Marathon Gold Corp. (b) (c)	170	17
Probe Metals Inc. (b) (c)	164	—
Pure Gold Mining Inc. (b) (c)	427	9
Pure Gold Mining Inc. (b) (c)	283	33
Total Warrants (cost $128)		59
RIGHTS 0.1%
Leagold Mining Corp. (a) (b) (c)	90	47
Total Rights (cost $65)		47
SHORT TERM INVESTMENTS 11.9%
Securities Lending Collateral 10.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (d) (e)	5,917	5,917
Investment Companies 1.7%
JNL Government Money Market Fund - Institutional Class, 0.23% (d) (e)	999	999
Total Short Term Investments (cost $6,916)		6,916
Total Investments 109.9% (cost $66,245)		63,856
Other Assets and Liabilities, Net (9.9)%		(5,727)
Total Net Assets 100.0%		58,129

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 96.3%
Canada 11.9%
Canadian Pacific Railway Limited (a)	270	59,200
Lululemon Athletica Inc. (b)	313	59,301
Shopify Inc. - Class A (b)	124	51,535
		170,036
Switzerland 11.8%
Alcon AG (b)	903	46,177
Geberit AG (a)	56	24,638
Nestle SA	540	55,189
Sika AG	252	41,697
		167,701
United States of America 11.5%
Chubb Limited	343	38,367
Mettler-Toledo International Inc. (a) (b)	51	35,299
ResMed Inc.	384	56,630
Steris Limited	235	32,857
		163,153
France 8.8%
Cie Generale d'Optique Essilor International SA	328	35,094
LVMH Moet Hennessy Louis Vuitton SE	150	55,759
Pernod-Ricard SA	243	34,602
		125,455
United Kingdom 7.2%
Experian PLC	2,049	56,707
Smith & Nephew PLC	2,620	46,420
		103,127
Ireland 5.5%
Accenture Public Limited Company - Class A	338	55,149
Icon Public Limited Company (b)	173	23,570
		78,719
Australia 5.3%
CSL Ltd.	419	75,115
China 4.0%
Tencent Holdings Limited	1,166	57,380
Taiwan 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,143	54,623
Hong Kong 3.4%
AIA Group Limited	5,341	48,119
Netherlands 3.2%
ASML Holding - ADR	176	46,090
Japan 3.2%
Keyence Corp.	141	45,428
Argentina 2.8%
MercadoLibre S.R.L (b)	82	40,108
Denmark 2.6%
DSV Panalpina A/S	414	37,469
Sweden 2.6%
Atlas Copco Aktiebolag - Class A	1,113	37,166
India 2.5%
HDFC Bank Limited - ADR (a)	904	34,782
Italy 2.3%
Ferrari N.V.	214	33,310
Mexico 2.1%
Wal - Mart de Mexico, S.A.B. de C.V.	12,590	29,735
Spain 1.8%
Amadeus IT Group SA	526	24,950
Total Common Stocks (cost $1,168,522)		1,372,466
SHORT TERM INVESTMENTS 6.5%
Investment Companies 3.6%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	51,600	51,600
Securities Lending Collateral 2.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	40,236	40,236
Total Short Term Investments (cost $91,836)		91,836
Total Investments 102.8% (cost $1,260,358)		1,464,302
Other Assets and Liabilities, Net (2.8)%		(39,266)
Total Net Assets 100.0%		1,425,036

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Abbreviations:

ADR - American Depositary Receipt	LIBOR - London Interbank Offer Rate
ASX - Australian Stock Exchange	MBS - Mortgage-Backed Security
BRAZIBOR – Brazil Interbank Offered Rate	MCDX.CDSI – Municipal Credit Default Swap Index
Euro BOBL – debt instrument issued by the Republic of Germany with a	MEXIBOR - Mexico Interbank Offered Rate
term of 4.5 to 5.5 years	MSCI - Morgan Stanley Capital International
BUBOR - Budapest Interbank Offered Rate	OAO - Russian Open Joint Stock Company
CDX.EM - Credit Default Swap Index - Emerging Markets	RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	REMIC - Real Estate Mortgage Investment Conduit
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	S&P - Standard & Poor’s
CLO – Collateralized Loan Obligation	SOFR - Secured Overnight Financing Rate
CMBX.NA - Commercial Mortgage-Backed Securities Index - North American	ULSD - Ultra Low Sulfur Diesel
CPURNSA - CPI Consumers Index Non-Seasonally Adjusted	UK - United Kingdom
EAFE - Europe Asia and Far East	US - United States
ETF - Exchange Traded Fund	WTI - West Texas Intermediate
EURIBOR - Europe Interbank Offered Rate
HICP - Harmonised Index of Consumer Prices
iTraxx - Group of international credit derivative indexes monitored by the International Index Company

Currency Abbreviations:

AED - United Arab Emirates Dirham	GBP - British Pound	PLN - Polish Zloty
ARS - Argentine Peso	GHS - Ghanaian Cedi	RSD - Serbian Dinar
AUD - Australian Dollar	HUF - Hungarian Forint	RUB - Russian Ruble
BRL - Brazilian Real	IDR - Indonesian Rupiah	SEK - Swedish Krona
CAD - Canadian Dollar	INR – Indian Rupee	SGD - Singapore Dollar
CHF - Swiss Franc	JPY - Japanese Yen	THB - Thai Baht
CLP - Chilean Peso	KRW - Korean Won	TRY - New Turkish Lira
CNH - Chinese Offshore Yuan	MXN - Mexican Peso	TWD - New Taiwan Dollar
CNY - Chinese Yuan	NOK - Norwegian Krone	UAH - Ukrainian Hryvnia
COP - Colombian Peso	NZD - New Zealand Dollar	UGX - Ugandan Shilling
CZK - Czech Republic Korunas	OMR - Omani Rial	USD - United States Dollar
EGP - Egyptian Pound	PEN - Peruvian Nuevo Sol	UYU – Uruguayan Peso
EUR - European Currency Unit (Euro)	PHP - Philippine Peso	ZAR - South African Rand

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.
BCL - Barclays Capital Inc.
BNP - BNP Paribas Securities
BOA - Bank of America
CGM - Citigroup Global Markets
CIT - Citibank, Inc.
CSI - Credit Suisse Securities, LLC
DUB - Deutsche Bank AG
GSC - Goldman Sachs & Co.
HSB - HSBC Securities Inc.
JPM - JPMorgan Chase Bank N.A.
MSC - Morgan Stanley & Co., Incorporated
RBC - Royal Bank of Canada
SCB - Standard Chartered Bank
SGB - Societe Generale Bannon LLC
SSB - State Street Brokerage Services, Inc.
UBS - UBS Securities LLC

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2For Funds with derivatives that received or paid periodic payments, the frequency of periodic payments are defined as follows: (A) - Annually; (B) - Bi-Monthly; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

"-" Amount rounds to less than one thousand or 0.05%.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM" or "Adviser"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. JNL/T. Rowe Price Capital Appreciation Fund is sub-advised by T. Rowe Price Associates, Inc. and invested in T. Rowe Price Government Reserve Fund as a cash management tool. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended March 31, 2020. The following table details the investments held during the period ended March 31, 2020.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL iShares Tactical Growth Fund	2,855	9,605	12,317	7	143	0.1
JNL iShares Tactical Moderate Fund	1,538	10,093	11,156	5	475	0.3
JNL iShares Tactical Moderate Growth Fund	2,999	10,831	12,669	9	1,161	0.5
JNL/DFA U.S. Small Cap Fund	346	8,565	7,565	2	1,346	1.2
JNL/DoubleLine Total Return Fund	116,241	271,002	305,843	277	81,400	3.3
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	17,537	184,149	97,730	41	103,956	54.9
JNL/FAMCO Flex Core Covered Call Fund	1,540	18,071	17,548	8	2,063	1.8
JNL/Lazard International Strategic Equity Fund	11,461	33,143	35,070	35	9,534	5.0
JNL/Mellon Equity Income Fund	5,369	31,648	32,089	21	4,928	1.8
JNL/Neuberger Berman Commodity Strategy Fund	20,137	57,396	51,782	30	25,751	34.1
JNL/Neuberger Berman Currency Fund	2,225	83,153	62,795	7	22,583	35.6
JNL/Nicholas Convertible Arbitrage Fund	9,021	51,667	42,944	53	17,744	13.0
JNL/T. Rowe Price Capital Appreciation Fund	18,621	207,672	183,083	103	43,210	0.8
JNL/The London Company Focused U.S. Equity Fund	1,887	3,237	2,737	6	2,387	4.5
JNL/VanEck International Gold Fund	3,977	14,828	17,806	5	999	1.7
JNL/WCM Focused International Equity Fund	75,150	126,081	149,631	187	51,600	3.6

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Capital Appreciation Fund	1,093,861	771,249	1,396,663	4,118	468,447	8.2

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. (“JPM Chase”) or State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the period ended March 31, 2020.

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. JPM Chase and State Street (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the Investment Company Act of 1940 and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee, accrued daily and payable monthly, for investment advisory services.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Security Valuation. Under the Jackson Variable Series Trust's ("Trust") valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The net asset value ("NAV") of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Derivatives, including swaps and certain types of over-the-counter options, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost,

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2020 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL iShares Tactical Growth Fund
Assets - Securities
Investment Companies	200,660	—	—	200,660
Short Term Investments	31,510	—	—	31,510
	232,170	—	—	232,170
JNL iShares Tactical Moderate Fund
Assets - Securities
Investment Companies	140,100	—	—	140,100
Short Term Investments	22,594	—	—	22,594
	162,694	—	—	162,694
JNL iShares Tactical Moderate Growth Fund
Assets - Securities
Investment Companies	253,341	—	—	253,341
Short Term Investments	33,786	—	—	33,786
	287,127	—	—	287,127
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	109,189	—	—	109,189
Preferred Stocks	10	—	—	10
Rights	—	—	8	8
Other Equity Interests	—	6	—	6
Short Term Investments	5,038	—	—	5,038
	114,237	6	8	114,251
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,367,433	—	1,367,433
Non-U.S. Government Agency Asset-Backed Securities	—	1,042,918	—	1,042,918
Short Term Investments	90,220	—	—	90,220
	90,220	2,410,351	—	2,500,571
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Assets - Securities
Government And Agency Obligations	—	39,732	—	39,732
Senior Loan Interests	—	—	2,351	2,351
Corporate Bonds And Notes	—	1,011	—	1,011
Common Stocks	—	828	—	828
Short Term Investments	103,956	7,497	—	111,453
	103,956	49,068	2,351	155,375
Liabilities - Securities
Common Stocks	—	(1,050)	—	(1,050)
	—	(1,050)	—	(1,050)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	18	—	—	18
Centrally Cleared Interest Rate Swap Agreements	—	1,945	—	1,945
Centrally Cleared Credit Default Swap Agreements	—	146	—	146
OTC Purchased Options	—	—	—	—
Open Forward Foreign Currency Contracts	—	13,753	—	13,753
OTC Credit Default Swap Agreements	—	846	—	846
	18	16,690	—	16,708

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Centrally Cleared Interest Rate Swap Agreements	—	(2,474)	—	(2,474)
Open Forward Foreign Currency Contracts	—	(7,323)	—	(7,323)
OTC Interest Rate Swap Agreements	—	(905)	—	(905)
OTC Credit Default Swap Agreements	—	(441)	—	(441)
	—	(11,143)	—	(11,143)
JNL/FAMCO Flex Core Covered Call Fund
Assets - Securities
Common Stocks	117,287	—	—	117,287
Short Term Investments	2,063	—	—	2,063
	119,350	—	—	119,350
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(7,926)	—	—	(7,926)
	(7,926)	—	—	(7,926)
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	29,201	145,120	—	174,321
Preferred Stocks	4,338	—	—	4,338
Short Term Investments	9,636	—	—	9,636
	43,175	145,120	—	188,295
JNL/Mellon Equity Income Fund
Assets - Securities
Common Stocks	265,601	—	—	265,601
Short Term Investments	11,553	—	—	11,553
	277,154	—	—	277,154
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	35,000	—	35,000
Non-U.S. Government Agency Asset-Backed Securities	—	7,737	—	7,737
Short Term Investments	25,751	—	—	25,751
	25,751	42,737	—	68,488
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	540	—	—	540
	540	—	—	540
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(9,735)	—	—	(9,735)
	(9,735)	—	—	(9,735)
JNL/Neuberger Berman Currency Fund
Assets - Securities
Government And Agency Obligations	—	19,603	—	19,603
Short Term Investments	22,583	29,489	—	52,072
	22,583	49,092	—	71,675
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	40,830	—	40,830
	—	40,830	—	40,830
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(39,521)	—	(39,521)
	—	(39,521)	—	(39,521)
JNL/Nicholas Convertible Arbitrage Fund
Assets - Securities
Corporate Bonds And Notes	—	104,935	—	104,935
Preferred Stocks	7,696	—	—	7,696
Short Term Investments	17,744	—	—	17,744
	25,440	104,935	—	130,375
Liabilities - Securities
Common Stocks	(43,968)	—	—	(43,968)
Investment Companies	(4,966)	—	—	(4,966)
	(48,934)	—	—	(48,934)
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	860,329	—	860,329
Government And Agency Obligations	—	307,631	—	307,631
Non-U.S. Government Agency Asset-Backed Securities	—	32,703	—	32,703
Senior Loan Interests	—	18,395	2,066	20,461
Preferred Stocks	330	—	—	330
Other Equity Interests	—	—	—	—
Short Term Investments	33,526	109,735	—	143,261
	33,856	1,328,793	2,066	1,364,715

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	7,141	—	—	7,141
Centrally Cleared Interest Rate Swap Agreements	—	1,321	—	1,321
Centrally Cleared Credit Default Swap Agreements	—	1,517	—	1,517
OTC Purchased Options	—	83	—	83
Open Forward Foreign Currency Contracts	—	1,166	—	1,166
OTC Credit Default Swap Agreements	—	350	—	350
	7,141	4,437	—	11,578
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(145)	—	—	(145)
Centrally Cleared Interest Rate Swap Agreements	—	(1,104)	—	(1,104)
Centrally Cleared Credit Default Swap Agreements	—	(23,587)	—	(23,587)
OTC Written Options	—	(997)	—	(997)
Open Forward Foreign Currency Contracts	—	(2,008)	—	(2,008)
OTC Credit Default Swap Agreements	—	(929)	—	(929)
	(145)	(28,625)	—	(28,770)
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	3,778,903	84,551	—	3,863,454
Corporate Bonds And Notes	—	625,455	—	625,455
Senior Loan Interests	—	399,166	1,608	400,774
Preferred Stocks	247,551	—	—	247,551
Non-U.S. Government Agency Asset-Backed Securities	—	11,910	—	11,910
Trust Preferreds	6,527	—	—	6,527
Investment Companies	1,120	—	—	1,120
Short Term Investments	526,164	—	—	526,164
	4,560,265	1,121,082	1,608	5,682,955
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Options	—	(10,860)	—	(10,860)
	—	(10,860)	—	(10,860)
JNL/The London Company Focused U.S. Equity Fund
Assets - Securities
Common Stocks	50,456	—	—	50,456
Short Term Investments	2,387	—	—	2,387
	52,843	—	—	52,843
JNL/VanEck International Gold Fund
Assets - Securities
Common Stocks	46,230	10,604	—	56,834
Warrants	—	59	—	59
Rights	—	47	—	47
Short Term Investments	6,916	—	—	6,916
	53,146	10,710	—	63,856
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
Canada	170,036	—	—	170,036
Switzerland	—	167,701	—	167,701
United States of America	163,153	—	—	163,153
France	—	125,455	—	125,455
United Kingdom	—	103,127	—	103,127
Ireland	78,719	—	—	78,719
Australia	—	75,115	—	75,115
China	—	57,380	—	57,380
Taiwan	54,623	—	—	54,623
Hong Kong	—	48,119	—	48,119
Netherlands	46,090	—	—	46,090
Japan	—	45,428	—	45,428
Argentina	40,108	—	—	40,108
Denmark	—	37,469	—	37,469
Sweden	—	37,166	—	37,166
India	34,782	—	—	34,782
Italy	—	33,310	—	33,310
Mexico	29,735	—	—	29,735
Spain	—	24,950	—	24,950
Short Term Investments	91,836	—	—	91,836
	709,082	755,220	—	1,464,302

1 Derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. The following table is a rollforward of individually significant securities by issuer Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended March 31, 2020:

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases ($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Senior Loan Interests	3,623	—	—	(36)	—	(3,571)[3]	—	(16)
Senior Loan Interests	2,529	—	—	(178)	—	—	2,351[4]	(178)

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at March 31, 2020.

2 There were no significant transfers between Level 3 and Level 2 valuations during the period ended March 31, 2020, other than those noted.

3 The fair value measurement of the senior loan interests held during the period in JNL/Eaton Vance Global Macro Absolute Return Advantage Fund was determined based on market comparable companies as well as discounted cash flow models and was considered a Level 3 valuation. The senior loan interests were sold during the period.

4 The fair value measurement of the senior loan interests held in JNL/Eaton Vance Global Macro Absolute Return Advantage Fund were determined based on discounted cash flow pricing model used to value the investment. The senior loan interest’s spread over the LIBOR rate is considered an unobservable input. Changes to the model inputs may result in changes to the senior loan interest’s fair value measurements at March 31, 2020.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Discounted cash flow model	LIBOR Spread	1,323.30 – 1,745.27 (1,483.09)

† Unobservable inputs were weighted by the relative fair value of the instruments.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.